October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Flexible Income Active ETF | BINC | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 6.87%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD 4,000	$4,003,206
522 Funding CLO Ltd.
5.99%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 3,250	3,251,371
6.93%, 10/20/31, (3-mo. CME Term SOFR + 2.312%)(a)(b)	USD 250	250,359
6.04%, 10/23/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 550	550,363
720 East CLO Ltd., 6.76%, 04/15/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD 2,235	2,247,215
AB BSL CLO 2 Ltd., 6.02%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 1,500	1,503,900
AB Carval Euro CLO II-C DAC, 7.28%, 02/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 730	798,279
Affirm Asset Securitization Trust
5.61%, 02/15/29(a)	USD 2,731	2,750,892
4.62%, 09/15/29(a)	USD 4,287	4,254,448
AGL CLO 12 Ltd., 6.04%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 3,106	3,106,567
AGL CLO 19 Ltd., 6.22%, 07/21/35, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	1,002,529
AGL CLO 20 Ltd., 11.02%, 10/20/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD 1,000	1,005,535
AGL CLO 23 Ltd., 6.82%, 01/20/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	USD 1,000	1,004,708
AGL CLO 28 Ltd., 6.32%, 01/21/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,002,033
AGL CLO 6 Ltd.
6.08%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 250	250,049
6.58%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,528
AGL CLO 7 Ltd., 6.62%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 580	580,901
AGL CLO 9 Ltd., 6.62%, 04/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 450	452,219
AGL Core CLO 15 Ltd., 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,000,024
Aimco CLO, 6.65%, 04/16/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 250	251,121
AIMCO CLO 11 Ltd., 6.30%, 07/17/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 550	551,446
Aimco CLO 12 Ltd., 5.82%, 01/17/32, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD 3,433	3,442,861
AMMC CLO 15 Ltd., 6.04%, 01/15/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 1,142	1,143,378
AMMC CLO XI Ltd.
5.86%, 04/30/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 203	202,904
6.45%, 04/30/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 3,665	3,670,488
AMMC CLO XII Ltd., 6.31%, 11/10/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 663	664,895
Anchorage Capital CLO 18 Ltd., 6.07%, 04/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 750	750,538
Anchorage Capital CLO 29 Ltd., 6.22%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 4,000	4,017,074
Anchorage Capital CLO 6 Ltd., 6.07%, 04/22/34, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD 692	692,212
Security	Par (000)	Value
Annisa CLO Ltd., 6.47%, 07/20/31, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 400	$399,893
Apidos CLO XLIII Ltd., 12.38%, 04/25/35, (3-mo. CME Term SOFR + 7.750%)(a)(b)	USD 1,260	1,289,014
APIDOS CLO XLVIII Ltd., 6.76%, 07/25/37, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD 489	490,025
Apidos CLO XV, 5.89%, 04/20/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 771	771,893
Apidos CLO XX, 6.01%, 07/16/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 748	749,527
Apidos CLO XXII, 5.94%, 04/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 581	581,162
Apidos CLO XXIV, 6.23%, 10/20/30, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 4,500	4,510,534
Apidos CLO XXV, 5.77%, 10/20/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 2,480	2,487,385
Apidos CLO XXVI, 6.39%, 07/18/29, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 671	671,608
Apidos CLO XXXII
5.72%, 01/20/33, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 1,750	1,752,668
6.12%, 01/20/33, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 555	555,293
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.05%, 10/24/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 5,000	5,000,437
Apidos CLO XXXV, 5.93%, 04/20/34, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 250	250,170
Apidos CLO XXXVII, 6.02%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,250	1,252,820
Apidos Loan Fund Ltd., 5.90%, 04/25/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 1,000	1,000,897
Arbour CLO VI DAC, 6.37%, 11/15/37, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,150	1,250,597
Arbour Clo XI DAC, 7.58%, 05/15/38, (3-mo. EURIBOR + 3.800%)(b)(c)	EUR 800	879,450
AREIT LLC , 6.89%, 08/17/41, (1-mo. CME Term SOFR + 2.112%)(a)(b)	USD 256	256,973
AREIT Ltd., 6.49%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	USD 3,770	3,771,083
ARES L CLO Ltd.
5.97%, 01/15/32, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 214	214,887
6.52%, 01/15/32, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,660	1,663,681
ARES LII CLO Ltd., 5.94%, 04/22/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 3,085	3,093,568
Ares LXVI CLO Ltd., 7.13%, 07/25/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD 300	303,167
ARES XLVIII CLO Ltd., 6.46%, 07/20/30, (3-mo. CME Term SOFR + 1.842%)(a)(b)	USD 300	300,157
ARI Fleet Lease Trust
5.41%, 02/17/32(a)	USD 403	404,069
5.30%, 11/15/32(a)	USD 2,265	2,273,141
3.79%, 01/15/31(a)	USD 685	675,108
5.69%, 02/17/32(a)	USD 2,288	2,317,089
6.03%, 02/17/32(a)	USD 2,492	2,521,176
5.16%, 11/15/32(a)	USD 829	832,371
5.38%, 11/15/32(a)	USD 469	471,968
Arini European CLO II DAC, 7.38%, 04/15/38, (3-mo. EURIBOR + 4.200%)(b)(c)	EUR 1,000	1,097,340
Arini European CLO IV DAC, 1.00%, 01/15/38, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR 1,660	1,805,665

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asimi Funding PLC
5.95%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP 385	$496,077
6.31%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP 100	128,840
Asset-Backed European Securitisation Transaction Twenty-Three SARL
1.00%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR 100	108,971
5.03%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR 100	108,906
1.00%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR 100	109,009
4.43%, 03/21/34	EUR 600	653,433
Assurant CLO II Ltd. Series 2018-2A, Class A, 5.92%, 04/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 323	323,053
Atrium XIII, 5.78%, 11/21/30, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,101	1,102,046
Atrium XV, 6.04%, 07/16/36, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 1,000	1,002,378
Aurium CLO VIII DAC, 6.46%, 06/23/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 500	542,488
Auto ABS Italian Stella Loans SRL
4.33%, 12/29/36, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 360	392,337
3.86%, 12/29/36, (1-mo. EURIBOR + 0.730%)(b)(c)	EUR 831	904,100
5.08%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	108,978
5.43%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	109,408
Auto ABS Spanish Loans FT
4.20%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 900	980,443
4.65%, 09/28/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR 400	435,168
Auto1 Car Funding SARL, 3.95%, 12/15/33, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 529	576,237
Bain Capital Credit CLO, 5.70%, 07/19/31, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 207	207,491
Ballyrock CLO 1 Ltd., 5.88%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 473	473,191
Ballyrock CLO 14 Ltd., 7.00%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,004,575
Ballyrock CLO 15 Ltd., 5.98%, 04/15/34, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 250	250,492
Ballyrock CLO 16 Ltd., 6.01%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,250	1,250,584
Ballyrock CLO 17 Ltd., 6.03%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 250	250,220
Ballyrock CLO 18 Ltd., 6.07%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 250	250,586
Ballyrock CLO 19 Ltd., 5.95%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 1,000	1,001,726
Ballyrock CLO 2 Ltd., 6.53%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD 1,420	1,423,380
Ballyrock CLO 22 Ltd.
6.20%, 04/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD 1,000	1,002,746
6.61%, 04/15/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 1,000	1,004,911
Barings CLO Ltd.
5.95%, 04/20/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 4,407	4,414,455
Security	Par (000)	Value
6.48%, 04/20/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	$250,754
5.87%, 01/20/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 1,913	1,914,453
5.87%, 04/15/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 493	493,369
6.07%, 10/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,000,565
Barings Loan Partners CLO Ltd. 3, 6.14%, 07/20/33, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD 400	400,720
Bavarian Sky U.K. 6 PLC, 5.50%, 06/20/32, (1-day SONIA + 0.550%)(b)(c)	GBP 872	1,124,846
BDS LLC, 6.34%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	USD 7,315	7,296,881
Bean Creek CLO Ltd.
10.63%, 04/20/31, (3-mo. CME Term SOFR + 6.012%)(a)(b)	USD 500	501,226
6.33%, 04/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 256	256,137
Benefit Street Partners CLO IV Ltd., 5.97%, 04/20/34, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,360	1,361,364
Benefit Street Partners CLO V-B Ltd., 6.15%, 07/20/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,840	1,853,304
Benefit Street Partners CLO VIII Ltd., 6.33%, 01/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 1,000	1,001,862
Benefit Street Partners CLO XII-B Ltd., 6.61%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 950	952,506
Benefit Street Partners CLO XIX Ltd.
5.84%, 01/15/33, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 3,250	3,255,336
6.26%, 01/15/33, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 885	887,991
Benefit Street Partners CLO XVI Ltd.
5.94%, 01/17/32, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 2,383	2,385,894
6.46%, 01/17/32, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 250	250,067
7.91%, 01/17/32, (3-mo. CME Term SOFR + 3.262%)(a)(b)	USD 250	251,401
Benefit Street Partners CLO XX Ltd.
6.09%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 250	250,553
6.62%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,664
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.09%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 3,000	3,006,300
Benefit Street Partners CLO XXIII Ltd., 5.97%, 04/25/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 250	250,572
Benefit Street Partners CLO XXIV Ltd., 6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,000,227
Benefit Street Partners CLO XXV Ltd., 6.62%, 01/15/35, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 255	255,509
Benefit Street Partners CLO XXVII Ltd., 5.99%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 4,000	4,011,850

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Benefit Street Partners CLO XXXV Ltd., 7.93%, 04/25/37, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD 375	$379,461
Betony CLO 2 Ltd.
5.93%, 04/30/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 1,188	1,189,771
6.70%, 04/30/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD 250	250,128
Blueberry Park CLO Ltd., 10.48%, 10/20/37, (3-mo. CME Term SOFR + 5.350%)(a)(b)	USD 1,000	1,005,427
BlueMountain CLO Ltd.
6.07%, 10/22/30, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 331	330,688
5.88%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,447	1,448,337
7.08%, 08/15/31, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,063
5.82%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD 3,187	3,189,014
6.48%, 10/25/30, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 900	901,056
6.32%, 11/15/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,660	1,663,166
6.82%, 11/15/30, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,000	1,003,567
BlueMountain CLO XXII Ltd.
6.42%, 07/15/31, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 250	250,313
6.00%, 07/15/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 163	162,817
BlueMountain CLO XXIV Ltd., 6.48%, 04/20/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	249,611
BlueMountain CLO XXV Ltd., 6.62%, 07/15/36, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 500	499,844
BlueMountain Fuji U.S. CLO I Ltd., 5.86%, 07/20/29, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 910	912,214
BlueMountain Fuji U.S. CLO II Ltd., 5.88%, 10/20/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 2,109	2,110,463
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)	USD 5,000	4,972,011
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 2,549	2,574,089
Brignole Co.
4.15%, 02/24/42, (1-mo. EURIBOR + 0.780%)(b)(c)	EUR 805	876,444
4.57%, 02/24/42, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 138	149,534
7.37%, 02/24/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR 87	94,855
Bristol Park CLO Ltd., 5.91%, 04/15/29, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 592	591,842
Bryant Park Funding Ltd., 8.56%, 04/15/36, (3-mo. CME Term SOFR + 3.900%)(a)(b)	USD 3,000	3,039,087
Cabinteely Park CLO DAC, 6.89%, 08/15/34, (3-mo. EURIBOR + 3.350%)(b)(c)	EUR 700	764,189
California Street CLO IX LP, 6.01%, 07/16/32, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 991	991,214
Canyon Capital CLO Ltd.
6.67%, 04/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 250	250,234
5.99%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 1,174	1,175,358
Security	Par (000)	Value
9.66%, 10/15/36, (3-mo. CME Term SOFR + 5.000%)(a)(b)	USD 250	$255,308
Canyon CLO Ltd., 5.99%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 759	760,184
Capital Four CLO VIII DAC, 6.31%, 10/25/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,360	1,479,340
Capital One Multi-Asset Execution Trust, 5.47%, 05/15/28, (3-mo. CME Term SOFR + 0.812%)(b)	USD 192	191,913
Carbone CLO Ltd., 6.02%, 01/20/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,592	1,595,029
Cardiff Auto Receivables Securitisation PLC
6.85%, 08/20/31	GBP 230	297,459
7.55%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP 175	226,553
6.35%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP 381	492,746
Carlyle Global Market Strategies CLO Ltd.
6.06%, 07/15/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 885	886,801
5.86%, 07/20/31, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 3,968	3,971,676
6.02%, 10/15/30, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 253	253,372
6.43%, 05/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 2,883	2,886,056
5.93%, 07/27/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,155	1,155,533
6.31%, 04/17/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 1,100	1,102,103
5.84%, 07/20/32, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD 4,561	4,563,559
5.75%, 04/22/32, (3-mo. CME Term SOFR + 1.120%)(a)(b)	USD 4,684	4,695,617
Series 2014-1A, Class A1R2, 5.88%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 596	597,110
Carlyle U.S. CLO Ltd.
6.08%, 07/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 250	250,145
5.96%, 04/20/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,005	2,008,828
6.03%, 01/25/35, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,000	1,000,391
6.53%, 04/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 580	580,362
5.81%, 10/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,454	1,456,534
6.57%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 2,000	2,002,000
6.92%, 10/21/37, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD 1,000	999,931
Cayuga Park CLO Ltd., 6.03%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,110	2,114,241
CBAM Ltd.
6.00%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,541	2,543,366
6.68%, 01/20/34, (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 2,000	2,004,987
Cedar Funding V CLO Ltd., 6.01%, 07/17/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 440	440,548
Cedar Funding VII CLO Ltd., 5.70%, 01/20/31, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 5,822	5,827,999
Cedar Funding VIII CLO Ltd., 6.56%, 10/17/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	998,878

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cedar Funding X CLO Ltd., 6.48%, 10/20/32, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	$249,860
Cedar Funding XII CLO Ltd., 6.49%, 10/25/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 500	499,006
Cedar Funding XIV CLO Ltd., 6.03%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 550	550,000
Cedar Funding XV CLO Ltd., 5.94%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	500,476
Chesapeake Funding II LLC
5.65%, 05/15/35(a)	USD 94	94,139
6.16%, 10/15/35(a)	USD 371	375,232
CIFC Funding 2017-II Ltd., 6.38%, 04/20/30, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 1,400	1,404,860
CIFC Funding 2020-IV Ltd., 6.24%, 01/15/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	USD 1,000	1,000,493
CIFC Funding Ltd.
6.00%, 01/22/31, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD 3,007	3,011,549
6.66%, 07/16/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 850	852,068
6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 300	300,103
5.75%, 04/19/29, (3-mo. CME Term SOFR + 1.132%)(a)(b)	USD 1,452	1,453,588
5.85%, 10/24/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 481	482,054
5.94%, 04/27/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 643	644,422
5.89%, 10/18/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 832	833,338
6.49%, 07/18/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 640	640,704
5.94%, 04/19/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	250,370
5.95%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 2,750	2,754,831
6.29%, 01/18/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 500	500,803
5.99%, 07/18/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 2,947	2,953,521
6.06%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 900	900,610
6.06%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD 2,170	2,172,232
7.70%, 07/17/37, (3-mo. CME Term SOFR + 3.050%)(a)(b)	USD 300	302,471
6.38%, 07/25/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 250	250,595
6.53%, 07/23/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,250	1,249,678
8.12%, 07/23/37, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD 1,730	1,740,415
6.07%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 2,745	2,747,049
11.32%, 04/20/37, (3-mo. CME Term SOFR + 6.700%)(a)(b)	USD 1,000	988,305
12.15%, 07/17/37, (3-mo. CME Term SOFR + 7.500%)(a)(b)	USD 1,000	1,046,280
8.87%, 01/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD 2,000	2,038,916
6.02%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 250	250,008
6.40%, 10/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 2,500	2,500,065
Security	Par (000)	Value
Series 2018-1A, Class A, 5.89%, 04/18/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,752	$1,755,968
Series 2020 3A, Class A1R, 6.01%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 6,310	6,324,513
Clear Creek CLO Ltd., 6.08%, 10/20/30, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 213	212,872
Clover CLO LLC, 6.05%, 07/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 250	250,066
Clover CLO Ltd. Series 2019 2A, Class AR, 5.99%, 10/25/33, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 1,000	1,001,402
College Ave Student Loans LLC
3.06%, 07/26/55(a)	USD 88	80,326
1.76%, 06/25/52, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 920	905,682
2.72%, 07/26/55(a)	USD 168	150,263
1.60%, 07/25/51(a)	USD 390	350,524
College Avenue Student Loans LLC, 5.75%, 07/26/55, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,167	1,144,541
Concord Music Royalties LLC0.00% 10/20/74(a)	USD 1,138	1,137,952
Contego CLO XI DAC, 1.00%, 11/20/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 850	924,587
Cumulus Static CLO DAC, 7.53%, 11/15/33, (3-mo. EURIBOR + 3.700%)(b)(c)	EUR 333	365,523
CVC Cordatus Loan Fund XXX DAC, 7.87%, 05/15/37, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 1,000	1,100,019
CVC Cordatus Opportunity Loan Fund DAC, 7.54%, 08/15/33, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 1,000	1,090,678
Dewolf Park CLO Ltd., 5.84%, 10/15/30, (3-mo. CME Term SOFR + 1.182%)(a)(b)	USD 285	285,201
Diameter Capital CLO 1 Ltd., 6.02%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,000	3,000,000
Diameter Capital CLO 2 Ltd., 6.02%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,000	3,000,000
Dilosk Rmbs No. 9 Dac, 3.77%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR 586	636,287
Dowson PLC
6.55%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP 118	152,190
7.30%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP 100	128,974
9.80%, 08/20/31, (1-day SONIA + 4.850%)(b)(c)	GBP 452	582,827
5.83%, 08/20/31	GBP 1,561	2,014,125
6.20%, 08/20/31, (1-day SONIA + 1.250%)(b)(c)	GBP 665	857,763
8.90%, 08/20/31, (1-day SONIA + 3.950%)(b)(c)	GBP 100	128,974
11.90%, 08/20/31, (1-day SONIA + 6.950%)(b)(c)	GBP 100	128,972
Dryden 107 CLO Ltd., 10.27%, 08/15/35, (3-mo. CME Term SOFR + 5.150%)(a)(b)	USD 250	252,892
Dryden 36 Senior Loan Fund, 6.37%, 04/15/29, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 2,000	2,003,400
Dryden 37 Senior Loan Fund, 6.02%, 01/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 695	696,519
Dryden 40 Senior Loan Fund, 6.27%, 08/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 5,589	5,597,474
Dryden 41 Senior Loan Fund, 5.89%, 04/15/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 3,039	3,041,099
Dryden 50 Senior Loan Fund, 5.92%, 07/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,940	1,944,809

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Dryden 53 CLO Ltd., 6.04%, 01/15/31, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 2,986	$2,988,475
Dryden 54 Senior Loan Fund, 5.77%, 10/19/29, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 2,505	2,508,541
Dryden 55 CLO Ltd., 5.94%, 04/15/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 5,347	5,346,753
Dryden 58 CLO Ltd., 5.91%, 07/17/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,711	1,711,359
Dryden 60 CLO Ltd., 5.97%, 07/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,679	1,680,623
Dryden 64 CLO Ltd., 5.86%, 04/18/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 800	800,749
Dryden 68 CLO Ltd., 6.62%, 07/15/35, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	1,000,500
Dryden 70 CLO Ltd., 6.08%, 01/16/32, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 811	811,181
Dryden 77 CLO Ltd., 6.51%, 05/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 250	250,371
Dryden Senior Loan Fund, 5.90%, 04/15/28, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 127	126,926
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR, 5.82%, 04/15/29, (3-mo. CME Term SOFR + 1.162%)(a)(b)	USD 2,004	2,007,628
Edenbrook Mortgage Funding PLC
6.91%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP 144	186,567
7.51%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP 99	128,813
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD 67	64,657
ELFI Graduate Loan Program LLC
4.51%, 08/26/47(a)	USD 122	116,724
6.37%, 02/04/48(a)	USD 364	369,415
5.56%, 08/25/49(a)	USD 1,579	1,586,788
Elmwood CLO 14 Ltd., 5.94%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	250,580
Elmwood CLO 16 Ltd.
7.12%, 04/20/37, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD 1,250	1,265,662
11.37%, 04/20/37, (3-mo. CME Term SOFR + 6.750%)(a)(b)	USD 1,000	1,027,816
Elmwood CLO 19 Ltd., 11.65%, 10/17/36, (3-mo. CME Term SOFR + 7.000%)(a)(b)	USD 2,000	2,046,128
Elmwood CLO 22 Ltd., 6.85%, 04/17/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	USD 250	251,784
Elmwood CLO 29 Ltd.
6.14%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD 1,000	1,005,120
11.02%, 04/20/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD 1,500	1,531,624
Elmwood CLO 33 Ltd., 7.12%, 10/21/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 2,500	2,510,479
Elmwood CLO II Ltd.
6.03%, 04/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 750	750,130
1.00%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 750	749,062
Elmwood CLO IV Ltd., 6.48%, 04/18/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 750	752,299
Elmwood CLO IX Ltd., 6.01%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,250	1,250,718
Elmwood CLO VI Ltd., 6.01%, 07/18/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD 3,620	3,639,783
Elmwood CLO VII Ltd., 5.91%, 10/17/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,000	999,959
Security	Par (000)	Value
Elmwood CLO XI Ltd., 6.48%, 10/20/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,115	$1,117,849
Elmwood CLO XII Ltd., 5.93%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,000	1,003,945
Enterprise Fleet Financing LLC
4.38%, 07/20/29(a)	USD 1,051	1,047,059
6.40%, 03/20/30(a)	USD 657	668,283
5.23%, 03/20/30(a)	USD 1,783	1,792,519
5.51%, 01/22/29(a)	USD 1,784	1,792,763
FACT SA, 4.22%, 09/22/31, (1-mo. EURIBOR + 1.050%)(b)(c)	EUR 300	324,469
Fair Oaks Loan Funding III DAC, 6.18%, 10/15/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 1,160	1,266,261
Fidelity Grand Harbour CLO DAC
6.78%, 10/15/34, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 1,000	1,089,763
8.02%, 04/15/38, (3-mo. EURIBOR + 4.100%)(b)(c)	EUR 200	219,686
FIGRE Trust, 5.06%, 09/25/54(a)(b)	USD 7,839	7,742,639
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD 500	482,315
Flatiron CLO 18 Ltd., 5.86%, 04/17/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 549	550,189
Flatiron CLO 19 Ltd., 6.44%, 11/16/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,500	2,504,697
Flatiron CLO 21 Ltd., 5.98%, 10/19/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 250	250,085
Flatiron CLO 25 Ltd., 9.52%, 10/17/37, (3-mo. CME Term SOFR + 5.250%)(a)(b)	USD 780	779,760
Flatiron CLO 28 Ltd., 6.59%, 07/15/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 500	501,705
Flatiron RR CLO 22 LLC, 6.52%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	250,741
Ford Credit Auto Owner Trust
5.27%, 05/17/27	USD 116	116,846
5.28%, 02/15/36(a)	USD 166	169,205
4.87%, 08/15/36(a)(d)	USD 1,251	1,259,898
Fortuna Consumer Loan ABS DAC
3.99%, 10/18/34, (1-mo. EURIBOR + 0.720%)(b)	EUR 2,300	2,506,310
4.57%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR 300	327,076
4.92%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	109,133
7.37%, 10/18/34, (1-mo. EURIBOR + 4.100%)(b)	EUR 300	327,065
Foundation Finance Trust
2.19%, 01/15/42(a)	USD 145	135,535
6.53%, 06/15/49(a)	USD 2,295	2,352,488
4.60%, 03/15/50(a)	USD 4,423	4,384,078
4.93%, 03/15/50(a)	USD 2,198	2,175,816
FS Rialto Issuer LLC, 6.48%, 10/19/39, (1-mo. CME Term SOFR + 1.631%)(a)(b)	USD 4,000	3,989,994
FTA Consumo Santander
1.00%, 07/20/38	EUR 200	217,550
1.00%, 07/20/38	EUR 200	217,550
Galaxy XIX CLO Ltd.
5.85%, 07/24/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 836	838,072
6.30%, 07/24/30, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 500	500,562
Galaxy XV CLO Ltd.
6.37%, 10/15/30, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 500	500,790
Series 2013-15A, Class ARR, 5.89%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 1,945	1,945,670

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Galaxy XX CLO Ltd., 5.88%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 2,863	$2,863,685
Galaxy XXI CLO Ltd., 5.90%, 04/20/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 817	817,466
Galaxy XXV CLO Ltd., 6.63%, 04/25/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 250	250,836
Galaxy XXVI CLO Ltd., 6.29%, 11/22/31, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD 934	934,267
Galaxy XXVII CLO Ltd., 6.38%, 05/16/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 361	362,069
Galaxy XXVIII CLO Ltd.
6.02%, 07/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 1,139	1,139,931
6.52%, 07/15/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 1,000	1,002,354
GAMMA Sociedade de Titularizacao de Creditos, 4.25%, 02/26/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR 900	980,590
Generate CLO 4 Ltd., 6.05%, 07/20/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	USD 1,125	1,130,030
Generate CLO 7 Ltd., 6.25%, 04/22/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD 250	251,581
Generate CLO 8 Ltd., 6.08%, 04/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 1,500	1,507,445
Generate CLO 9 Ltd., 11.73%, 10/20/34, (3-mo. CME Term SOFR + 7.112%)(a)(b)	USD 1,000	1,001,435
GM Financial Revolving Receivables Trust, 4.52%, 03/11/37(a)	USD 2,400	2,376,886
GMF Floorplan Owner Revolving Trust, 5.83%, 06/15/30(a)	USD 188	191,105
Golden Bar Securitisation SRL
4.93%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 244	267,339
6.83%, 09/22/43, (3-mo. EURIBOR + 3.400%)(b)(c)	EUR 100	108,964
Golden Ray SA - Compartment 1
1.00%, 12/27/57, (1-mo. EURIBOR + 0.800%)	EUR 700	760,170
1.00%, 12/27/57, (1-mo. EURIBOR + 1.500%)	EUR 100	108,775
GoldenTree Loan Management U.S. CLO 1 Ltd., 6.01%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 4,100	4,105,207
GoldenTree Loan Management U.S. CLO 14 Ltd., 10.52%, 07/20/37, (3-mo. CME Term SOFR + 5.900%)(a)(b)	USD 1,000	1,005,183
Goldentree Loan Management U.S. Clo 15 Ltd., 7.02%, 10/20/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD 340	343,324
GoldenTree Loan Management U.S. CLO 16 Ltd., 6.29%, 01/20/34, (3-mo. CME Term SOFR + 1.670%)(a)(b)	USD 500	500,490
GoldenTree Loan Management U.S. CLO 20 Ltd., 6.07%, 07/20/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 722	725,491
GoldenTree Loan Management U.S. CLO 22 Ltd., 6.51%, 10/20/37, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 2,000	2,000,000
GoldenTree Loan Management U.S. CLO 3 Ltd., 6.43%, 04/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,250	1,251,810
GoldenTree Loan Management U.S. CLO 6 Ltd.
5.94%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 250	250,163
6.72%, 04/20/35, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD 2,250	2,254,851
Security	Par (000)	Value
GoldenTree Loan Management U.S. CLO 7 Ltd., 5.95%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 1,970	$1,971,394
GoldentTree Loan Management U.S. CLO 1 Ltd., 7.02%, 04/20/37, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD 250	251,252
Goldman Home Improvement Trust Issuer Trust, 6.80%, 10/25/52(a)	USD 1,642	1,676,074
Golub Capital Partners 48 LP, 6.22%, 04/17/33, (3-mo. CME Term SOFR + 1.572%)(a)(b)	USD 750	750,541
Golub Capital Partners CLO 41B-R Ltd., 6.20%, 01/20/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	USD 4,250	4,256,553
Golub Capital Partners CLO 43B Ltd., 1.00%, 10/20/37, (3-mo. SOFR + 1.340%)(a)(b)	USD 1,000	1,000,000
Golub Capital Partners CLO 55B Ltd., 6.08%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 3,250	3,258,898
Golub Capital Partners CLO 58B Ltd., 6.07%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 1,000	1,002,632
Golub Capital Partners CLO 64B Ltd., 7.68%, 10/25/37, (3-mo. CME Term SOFR + 3.050%)(a)(b)	USD 1,000	1,000,000
Golub Capital Partners CLO 66B Ltd., 10.13%, 04/25/36, (3-mo. CME Term SOFR + 5.500%)(a)(b)	USD 5,000	5,062,617
Golub Capital Partners CLO 74 B Ltd., 7.16%, 07/25/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD 950	950,488
GoodLeap Home Improvement Solutions Trust, 5.35%, 10/20/46(a)	USD 4,886	4,885,876
GoodLeap Sustainable Home Solutions Trust, 4.95%, 07/20/49(a)	USD 184	176,714
Gracie Point International Funding, 8.47%, 09/01/26, (90-day Avg SOFR + 3.100%)(a)(b)	USD 1,700	1,715,159
Gracie Point International Funding LLC
7.62%, 03/01/27, (90-day Avg SOFR + 2.250%)(a)(b)	USD 602	603,857
7.32%, 09/01/26, (90-day Avg SOFR + 1.950%)(a)(b)	USD 1,866	1,876,246
7.07%, 03/01/28, (90-day Avg SOFR + 1.700%)(a)(b)	USD 4,510	4,524,195
GreenSky Home Improvement Issuer Trust
5.15%, 10/27/59(a)	USD 1,411	1,409,744
6.43%, 10/27/59(a)	USD 146	146,038
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD 1,618	1,632,559
5.87%, 06/25/59(a)	USD 2,143	2,170,958
Greenwood Park CLO Ltd., 5.93%, 04/15/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD 469	469,303
Greywolf CLO V Ltd., 6.05%, 01/27/31, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 128	128,583
Greywolf CLO VI Ltd., 5.91%, 04/26/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 3,104	3,107,420
HalseyPoint CLO 4 Ltd., 6.10%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	USD 900	902,672
HalseyPoint CLO 6 Ltd., 7.07%, 10/20/34, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD 1,250	1,250,773
Harvest CLO XXXII DAC, 7.30%, 07/25/37, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 622	678,056
Henley CLO IV DAC, 6.09%, 04/25/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR 1,000	1,099,315
Henley CLO X DAC, 7.49%, 07/20/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 484	533,029

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Henley CLO XII DAC, 1.00%, 01/15/38, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR 850	$924,587
Hermitage PLC
6.20%, 04/21/33, (1-day SONIA + 1.250%)(b)(c)	GBP 266	342,062
5.85%, 04/21/33, (1-day SONIA + 0.900%)(b)(c)	GBP 797	1,029,464
8.85%, 04/21/33, (1-day SONIA + 3.900%)(b)(c)	GBP 89	114,034
7.30%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP 89	114,917
6.55%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP 89	114,032
Highbridge Loan Management Ltd., 6.73%, 01/28/30, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD 500	501,176
Hill FL BV
3.93%, 10/18/32, (1-mo. EURIBOR + 0.720%)(c)	EUR 1,400	1,524,671
5.16%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR 100	109,158
Huntington Bank Auto Credit-Linked Notes, 6.21%, 10/20/32, (30-day Avg SOFR + 1.350%)(a)(b)	USD 3,186	3,186,000
Huntington Bank Auto Credit-Linked Notes Series, 6.29%, 05/20/32, (30-day Avg SOFR + 1.400%)(a)(b)	USD 1,019	1,020,349
Invesco CLO Ltd., 6.42%, 04/20/35, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 500	499,565
Jubilee CLO DAC, 1.00%, 01/15/39, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,420	1,544,605
KKR Financial CLO Ltd., 6.11%, 04/15/29, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 2,000	1,999,853
Lendmark Funding Trust
1.90%, 11/20/31(a)	USD 280	261,011
3.41%, 11/20/31(a)	USD 710	653,731
5.12%, 07/20/32(a)	USD 500	499,959
5.62%, 07/20/32(a)	USD 300	299,906
5.60%, 05/20/33(a)	USD 240	239,984
8.69%, 05/20/33(a)	USD 1,070	1,078,915
5.53%, 06/21/32(a)	USD 6,407	6,451,609
6.40%, 06/21/32(a)	USD 1,957	1,971,428
7.21%, 06/21/32(a)	USD 5,241	5,273,358
3.09%, 04/20/32(a)	USD 945	855,847
6.16%, 05/20/33(a)	USD 2,500	2,504,712
4.47%, 02/21/34(a)	USD 1,850	1,829,621
5.25%, 02/21/34(a)	USD 2,153	2,126,760
Liberty Series, 5.51%, 05/25/32, (1-month BB Swap + 1.200%)(b)	AUD 398	261,963
Logan CLO II Ltd., 6.58%, 01/20/35, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,455
Madison Park Funding LIX Ltd., 6.13%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 2,000	2,003,935
Madison Park Funding XIV Ltd., 5.83%, 10/22/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,782	1,784,764
Madison Park Funding XLV Ltd., 6.62%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 250	250,014
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 5.88%, 07/21/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,491	1,490,575
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR, 5.85%, 07/27/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 3,481	3,484,559
Security	Par (000)	Value
Madison Park Funding XXIX Ltd., 5.81%, 10/18/30, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 1,474	$1,476,333
Madison Park Funding XXXI Ltd., 6.43%, 07/23/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 1,000	1,002,379
Madison Park Funding XXXIII Ltd., 6.46%, 10/15/32, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 475	474,808
Madison Park Funding XXXVI Ltd., 6.01%, 04/15/35, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 250	250,123
Mariner Finance Issuance Trust
2.19%, 08/21/34(a)	USD 3	2,883
2.33%, 03/20/36(a)	USD 350	325,724
7.11%, 10/22/35(a)	USD 774	789,903
6.70%, 10/22/35(a)	USD 3,935	3,985,212
7.90%, 10/22/35(a)	USD 1,395	1,431,783
8.85%, 10/22/35(a)	USD 2,725	2,812,420
2.10%, 11/20/36(a)	USD 1,987	1,854,949
3.42%, 11/20/36(a)	USD 1,177	1,079,008
1.86%, 03/20/36(a)	USD 480	453,906
5.13%, 09/22/36(a)	USD 1,600	1,606,402
6.77%, 09/22/36(a)	USD 1,592	1,610,382
5.73%, 11/20/38(a)	USD 2,340	2,322,329
6.36%, 11/20/38(a)	USD 2,102	2,084,559
MF1 LLC
6.50%, 03/19/39, (1-mo. CME Term SOFR + 1.737%)(a)(b)	USD 5,826	5,833,282
6.83%, 10/19/38, (1-mo. CME Term SOFR + 2.066%)(a)(b)	USD 3,000	3,008,430
MFA Trust, 6.33%, 09/25/54	USD 1,884	1,884,686
MidOcean Credit CLO VIII, 6.44%, 02/20/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD 1,635	1,637,481
MidOcean Credit CLO XII Ltd., 5.97%, 04/18/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 2,500	2,503,022
Mila BV
3.86%, 09/16/41	EUR 405	441,111
4.12%, 09/16/41, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR 100	108,416
Milos CLO Ltd.
6.43%, 10/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,000	1,000,331
5.95%, 10/20/30, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 959	960,277
MMAF Equipment Finance LLC, 5.10%, 07/13/49(a)	USD 1,677	1,694,518
Mosaic Solar Loan Trust
1.64%, 04/22/47(a)	USD 311	252,846
4.01%, 06/22/43(a)	USD 41	37,814
6.40%, 05/20/53(a)	USD 136	137,999
4.20%, 02/22/44(a)	USD 135	124,341
MP CLO III Ltd., 6.13%, 10/20/30, (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD 116	116,447
Navient Private Education Loan Trust
6.52%, 10/15/31, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 151	151,531
3.61%, 12/15/59(a)	USD 514	508,780
6.37%, 07/16/40, (1-mo. CME Term SOFR + 1.564%)(a)(b)	USD 1,883	1,887,571
6.62%, 11/15/30, (1-mo. CME Term SOFR + 1.814%)(a)(b)	USD 561	563,385
5.64%, 12/15/59, (3-mo. CME Term SOFR + 0.834%)(a)(b)	USD 1,769	1,766,042

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Navient Private Education Refi Loan Trust
3.42%, 01/15/43(a)	USD 58	$57,075
5.51%, 10/15/71(a)	USD 258	259,815
1.06%, 10/15/69(a)	USD 4,317	3,858,562
3.33%, 05/15/69(a)	USD 100	85,063
6.52%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 2,329	2,347,682
5.82%, 01/15/43, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 58	57,819
5.97%, 12/15/59, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 1,908	1,908,571
0.84%, 05/15/69(a)	USD 338	303,806
5.66%, 10/15/72(a)	USD 6,390	6,493,356
1.33%, 04/15/69(a)	USD 854	770,925
Series 2020-IA, Class A1B, 5.92%, 04/15/69, (3-mo. CME Term SOFR + 1.114%)(a)(b)	USD 3,280	3,279,920
Series 2021-DA, Class A, 6.01%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD 487	481,375
Navient Student Loan Trust, 6.71%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD 1,232	1,239,635
Nelnet Student Loan Trust
5.90%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD 1,764	1,731,301
2.85%, 04/20/62(a)	USD 300	255,221
5.61%, 04/20/62, (3-mo. CME Term SOFR + 0.854%)(a)(b)	USD 3,943	3,912,139
3.36%, 04/20/62(a)	USD 664	548,589
5.56%, 04/20/62, (3-mo. CME Term SOFR + 0.804%)(a)(b)	USD 295	292,315
1.36%, 04/20/62(a)	USD 2,076	1,906,048
7.11%, 11/25/53, (30-day Avg SOFR + 2.250%)(a)(b)	USD 407	405,954
2.85%, 04/20/62(a)	USD 1,483	1,261,650
1.63%, 04/20/62(a)	USD 2,523	2,338,208
1.36%, 04/20/62(a)	USD 1,146	1,052,748
Series 2021-A, Class A1, 5.67%, 04/20/62, (3-mo. CME Term SOFR + 0.914%)(a)(b)	USD 545	542,072
Series 2021-BA, Class AFL, 5.65%, 04/20/62, (3-mo. CME Term SOFR + 0.894%)(a)(b)	USD 1,505	1,494,965
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 5.91%, 01/28/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 660	660,179
Neuberger Berman CLO XV
5.84%, 10/15/29, (3-mo. CME Term SOFR + 1.182%)(a)(b)	USD 1,877	1,879,845
6.27%, 10/15/29, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD 250	250,338
Neuberger Berman CLO XX Ltd., 6.08%, 07/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 1,750	1,750,288
Neuberger Berman CLO XXI Ltd., 6.53%, 04/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,001,250
Neuberger Berman Loan Advisers CLO 31 Ltd., 5.92%, 04/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 245	245,699
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.28%, 01/20/32, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 225	225,437
5.87%, 01/20/32, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 2,137	2,140,678
Neuberger Berman Loan Advisers CLO 34 Ltd., 5.86%, 01/20/35, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD 4,000	4,006,368
Security	Par (000)	Value
Neuberger Berman Loan Advisers CLO 40 Ltd., 5.97%, 04/16/33, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 3,100	$3,106,188
Neuberger Berman Loan Advisers CLO 45 Ltd., 6.05%, 10/14/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 255	255,186
Neuberger Berman Loan Advisers Euro Clo 6 DAC, 7.49%, 07/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 588	647,716
New Mountain CLO 1 Ltd., 6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 1,000	1,001,284
New Mountain CLO 4 Ltd., 6.57%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 1,000	1,004,553
Newday Funding Master Issuer PLC
7.61%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP 142	184,004
6.86%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP 100	129,226
6.36%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP 100	128,981
1.00%, 11/15/32, (1-day SONIA + 1.600%)(b)(c)	GBP 151	194,707
1.00%, 11/15/32, (1-day SONIA + 1.300%)(b)(c)	GBP 438	564,779
1.00%, 11/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP 1,047	1,350,055
Newday Funding Master Issuer PLC - Series, 5.86%, 07/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP 710	916,026
Noria DE
4.06%, 02/25/43, (1-mo. EURIBOR + 0.950%)(b)	EUR 400	433,799
4.36%, 02/25/43, (1-mo. EURIBOR + 1.250%)(b)	EUR 200	217,490
5.00%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	108,728
6.66%, 02/25/43, (1-mo. EURIBOR + 3.550%)(b)	EUR 100	108,758
NYACK Park CLO Ltd., 6.00%, 10/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 252	252,173
NYMT Trust, 7.38%, 05/25/64(a)(d)	USD 1,843	1,829,450
OCP CLO Ltd.
5.94%, 04/10/33, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 2,346	2,346,251
5.90%, 01/15/33, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 5,790	5,793,835
5.96%, 04/26/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 553	554,404
6.58%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	1,001,696
6.00%, 07/20/29, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 67	67,357
7.20%, 04/17/36, (3-mo. CME Term SOFR + 2.550%)(a)(b)	USD 500	501,870
6.37%, 07/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 500	499,757
6.13%, 01/17/32, (3-mo. CME Term SOFR + 1.482%)(a)(b)	USD 930	930,075
6.02%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD 2,750	2,756,830
6.44%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 680	678,711
7.84%, 07/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD 1,260	1,271,462

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.04%, 04/26/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,750	$1,750,541
11.39%, 04/23/37, (3-mo. CME Term SOFR + 6.760%)(a)(b)	USD 1,200	1,240,187
6.00%, 10/18/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 2,000	2,005,000
6.31%, 10/18/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD 5,000	4,985,758
1.00%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)(e)	USD 2,750	2,750,000
5.77%, 10/17/36, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,020	1,020,000
6.47%, 07/15/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,030	1,028,448
Series 2017-13A, 5.88%, 07/15/30, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 2,022	2,024,130
Octagon 66 Ltd., 6.85%, 11/16/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD 5,650	5,682,685
Octagon Investment Partners 18-R Ltd., 5.87%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 1,579	1,582,265
Octagon Investment Partners 35 Ltd., 5.94%, 01/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 860	860,302
Octagon Investment Partners 36 Ltd.
5.89%, 04/15/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 1,645	1,647,193
6.31%, 04/15/31, (3-mo. CME Term SOFR + 1.652%)(a)(b)	USD 250	250,580
Octagon Investment Partners 39 Ltd., 5.77%, 10/20/30, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 2,250	2,252,781
Octagon Investment Partners 48 Ltd., 6.03%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 3,000	3,000,971
Octagon Investment Partners XVI Ltd., 5.93%, 07/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 730	730,874
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.89%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 601	603,178
Octagon Investment Partners XXI Ltd., 6.38%, 02/14/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 4,444	4,452,535
OHA Credit Funding 10 Ltd., 6.02%, 01/18/36, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 250	250,172
OHA Credit Funding 13 Ltd., 5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 751	751,062
OHA Credit Funding 2 Ltd., 6.03%, 04/21/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 500	500,643
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.02%, 07/02/35, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 750	750,664
OHA Credit Funding 5 Ltd.
6.13%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 4,750	4,751,444
6.48%, 10/18/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 1,750	1,759,196
OHA Credit Funding 6 Ltd.
8.03%, 07/20/34, (3-mo. CME Term SOFR + 3.412%)(a)(b)	USD 1,000	1,000,000
5.92%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD 3,000	3,000,000
OHA Credit Funding 7 Ltd., 10.87%, 02/24/37, (3-mo. CME Term SOFR + 6.250%)(a)(b)	USD 900	902,832
Security	Par (000)	Value
OHA Credit Funding 9 Ltd.
6.19%, 10/19/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 5,000	$4,999,889
6.54%, 10/19/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 2,000	2,006,761
OHA Credit Partners XVI, 5.98%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 625	626,471
OHA Loan Funding Ltd.
6.03%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 2,500	2,502,548
6.58%, 01/19/37, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 500	501,051
6.08%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD 250	250,292
OneMain Direct Auto Receivables Trust
6.61%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD 494	496,247
5.81%, 02/14/31(a)	USD 310	314,332
OneMain Financial Issuance Trust
3.14%, 10/14/36(a)	USD 350	334,783
2.47%, 06/16/36(a)	USD 500	444,593
4.89%, 10/14/34(a)	USD 1,809	1,806,909
1.75%, 09/14/35(a)	USD 500	477,463
5.50%, 06/14/38(a)	USD 2,310	2,347,904
1.95%, 06/16/36(a)	USD 200	181,651
2.21%, 09/14/35(a)	USD 392	365,183
7.52%, 09/15/36(a)	USD 595	616,948
6.51%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD 4,250	4,308,928
6.17%, 09/15/36(a)	USD 323	332,320
7.49%, 06/14/38(a)	USD 595	622,364
2.76%, 09/14/35(a)	USD 575	536,910
4.04%, 03/14/33(a)	USD 340	338,713
5.77%, 03/14/33(a)	USD 701	700,270
5.79%, 05/14/41(a)	USD 3,710	3,831,666
Orchard Park CLO Ltd.
6.01%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 1,000	999,756
10.25%, 10/20/37, (3-mo. CME Term SOFR + 5.600%)(a)(b)	USD 1,000	999,777
Owl Rock CLO V Ltd., 6.40%, 04/20/34, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD 1,500	1,503,134
OZLM Funding II Ltd., 6.39%, 07/30/31, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 3,000	3,006,045
OZLM VI Ltd., 5.52%, 04/17/31, (3-mo. CME Term SOFR + 0.868%)(a)(b)	USD 2,384	2,386,165
OZLM XVIII Ltd.
5.94%, 04/15/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 3,251	3,254,884
6.47%, 04/15/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 500	500,845
Palmer Square CLO Ltd.
7.63%, 07/20/30, (3-mo. CME Term SOFR + 3.012%)(a)(b)	USD 1,000	1,002,418
5.91%, 10/17/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 750	751,801
6.07%, 07/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 7,145	7,160,065
6.53%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 4,577	4,578,347
7.22%, 01/20/36, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD 250	251,312
6.57%, 01/15/35, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 500	500,401
6.43%, 07/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 1,300	1,300,829

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
11.65%, 04/16/37, (3-mo. CME Term SOFR + 7.000%)(a)(b)	USD 1,000	$1,010,945
5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 250	250,783
6.22%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 5,000	5,024,745
6.32%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 4,500	4,499,888
10.97%, 10/15/34, (3-mo. CME Term SOFR + 6.312%)(a)(b)	USD 955	956,535
Series 2015-2, 5.98%, 07/20/30, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 63	63,045
Series 2021-3A, Class A1, 6.07%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,001,037
Palmer Square European CLO DAC, 7.18%, 01/15/38, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 372	408,666
Palmer Square European Loan Funding DAC
6.50%, 05/15/34, (3-mo. EURIBOR + 3.150%)(b)(c)	EUR 730	795,252
1.00%, 05/15/34, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR 850	924,587
Palmer Square Loan Funding Ltd.
5.68%, 07/20/29, (3-mo. CME Term SOFR + 1.062%)(a)(b)	USD 188	188,117
5.70%, 04/15/30, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD 83	82,669
6.64%, 05/20/29, (3-mo. CME Term SOFR + 1.512%)(a)(b)	USD 660	660,881
6.28%, 07/20/29, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 4,690	4,701,844
6.26%, 04/15/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	1,002,000
5.76%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 558	558,225
5.93%, 10/15/30, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD 206	206,382
6.08%, 01/25/32, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD 1,437	1,437,651
5.60%, 08/08/32, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD 5,000	5,002,002
6.17%, 08/08/32, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 7,000	7,015,691
6.42%, 08/08/32, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,000	1,001,279
7.47%, 08/08/32, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD 2,000	2,018,622
6.56%, 10/15/30, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 4,050	4,063,676
10.01%, 10/15/32, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD 945	948,609
1.00%, 01/15/33, (3-mo. SOFR + 4.700%)(a)(b)	USD 750	750,000
Park Blue CLO Ltd., 6.80%, 07/25/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	USD 2,725	2,730,395
PCL Funding IX PLC
5.86%, 07/16/29, (1-day SONIA + 0.900%)(c)	GBP 1,142	1,475,857
6.26%, 07/16/29, (1-day SONIA + 1.300%)(c)	GBP 100	129,324
Peace Park CLO Ltd. Series 2021 1A, Class A, 6.01%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD 1,237	1,239,454
Penta CLO 17 DAC, 6.81%, 08/15/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 685	748,753
Security	Par (000)	Value
PFP Ltd., 6.65%, 09/17/39, (1-mo. CME Term SOFR + 1.832%)(a)(b)	USD 1,951	$1,956,107
PFS Financing Corp.
4.90%, 08/15/27(a)	USD 1,172	1,168,209
6.31%, 01/15/28, (30-day Avg SOFR + 1.300%)(a)(b)	USD 2,140	2,145,074
6.21%, 04/15/28, (30-day Avg SOFR + 1.200%)(a)(b)	USD 1,750	1,750,801
Pikes Peak CLO 8
6.05%, 07/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,002,479
6.63%, 07/20/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 1,000	1,002,962
Point Au Roche Park CLO Ltd., 5.96%, 07/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 700	700,686
Pony SA Compartment German Auto Loans
4.11%, 01/14/33, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 100	108,659
3.78%, 01/14/33, (1-mo. EURIBOR + 0.520%)(b)(c)	EUR 1,200	1,304,651
4.46%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 100	108,660
Post CLO Ltd.
6.67%, 10/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 265	265,263
6.52%, 04/20/35, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,805	1,805,957
Post CLO VI Ltd., 1.00%, 01/20/38, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,750	1,750,000
PRET LLC
11.00%, 07/25/54(a)(d)	USD 2,377	2,382,717
5.96%, 09/25/54(a)	USD 5,000	4,948,934
Progress Residential Trust, 3.40%, 04/17/41(a)(b)	USD 2,089	1,924,001
Providus CLO II DAC, 6.38%, 10/15/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 910	992,510
Providus Clo VI DAC, 6.76%, 05/20/34, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR 1,000	1,090,859
Quarzo SRL
5.08%, 06/15/41, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR 301	328,130
4.27%, 06/15/41, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR 1,138	1,238,764
5.78%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	109,901
Race Point IX CLO Ltd., 5.86%, 10/15/30, (3-mo. CME Term SOFR + 1.202%)(a)(b)	USD 445	445,222
Rad CLO 10 Ltd., 6.29%, 04/23/34, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD 250	248,668
Rad CLO 18 Ltd., 6.61%, 04/15/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD 250	251,108
Rad CLO 24 Ltd., 6.62%, 07/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD 1,000	1,005,709
Rad CLO 4 Ltd., 5.86%, 04/25/32, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD 193	193,440
Rad CLO 5 Ltd., 6.02%, 07/24/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 1,693	1,695,075
Rad CLO 6 Ltd., 6.01%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,000	3,010,500
Rad CLO 7 Ltd., 6.00%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,500	1,503,716
Recette CLO Ltd., 5.96%, 04/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD 2,000	2,004,460

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Red & Black Auto Italy SRL
4.04%, 07/28/36, (1-mo. EURIBOR + 0.810%)(b)(c)	EUR 1,173	$1,277,093
4.33%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR 100	108,867
Regatta VI Funding Ltd., 6.04%, 04/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 2,000	2,003,400
Regatta XII Funding Ltd., 6.05%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,540	3,551,974
Regatta XIV Funding Ltd., 5.73%, 10/25/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 437	437,968
Regatta XV Funding Ltd.
5.83%, 10/25/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 910	910,541
6.18%, 10/25/31, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 665	665,930
Regatta XVIII Funding Ltd.
6.37%, 01/15/34, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 2,855	2,855,642
6.02%, 01/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 500	500,589
Regatta XX Funding Ltd., 6.08%, 10/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 1,000	1,000,043
Regatta XXIV Funding Ltd., 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,000	1,000,560
Regatta XXVIII Funding Ltd., 6.18%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 750	755,057
Regional Management Issuance Trust
3.07%, 03/15/32(a)	USD 1,076	1,055,937
7.10%, 11/17/32(a)	USD 287	287,611
2.34%, 10/15/30(a)	USD 176	175,866
1.68%, 03/17/31(a)	USD 2,698	2,661,982
1.90%, 08/15/33(a)	USD 4,477	4,153,601
2.42%, 03/17/31(a)	USD 400	387,614
2.35%, 08/15/33(a)	USD 1,710	1,536,752
3.71%, 03/15/32(a)	USD 1,080	1,040,811
5.83%, 07/15/36(a)	USD 1,371	1,396,196
Republic Finance Issuance Trust
2.30%, 12/22/31(a)	USD 10,775	10,576,793
5.91%, 08/20/32(a)	USD 4,124	4,145,216
6.47%, 08/20/32(a)	USD 1,801	1,808,583
5.42%, 11/20/37(a)	USD 3,143	3,142,840
Rockford Tower CLO Ltd.
6.07%, 10/20/30, (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD 784	785,824
6.49%, 05/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 5,427	5,431,822
6.04%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 300	300,038
6.04%, 10/20/31, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD 187	187,167
Romark CLO Ltd., 5.92%, 10/23/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 490	490,478
RR 1 LLC
6.07%, 07/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 1,125	1,125,645
6.52%, 07/15/35, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 250	250,535
RR 16 Ltd., 6.03%, 07/15/36, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD 250	250,228
RR 18 Ltd., 6.52%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD 2,500	2,507,125
RR 19 Ltd., 6.06%, 10/15/35, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 1,630	1,630,760
Security	Par (000)	Value
RR 3 Ltd. Series 2018-3A, Class A1R2, 6.01%, 01/15/30, (3-mo. CME Term SOFR + 1.352%)(a)(b)	USD 671	$670,908
RR 32 Ltd., 6.02%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 250	250,000
RR 4 Ltd., 6.47%, 04/15/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD 595	595,687
RR 8 Ltd., 6.01%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 500	501,603
RR15 Ltd., 6.37%, 04/15/36, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 300	299,892
RRX 5 Ltd.
6.72%, 07/15/34, (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD 6,000	6,026,006
6.12%, 07/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 2,300	2,301,896
Sandstone Peak Ltd., 6.49%, 10/15/34, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD 2,000	1,997,333
SC Germany SA Compartment Consumer
1.00%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	108,853
1.00%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	108,853
1.00%, 05/14/38	EUR 1,000	1,089,205
1.00%, 05/14/38, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR 600	653,121
SCF Rahoituspalvelut XIII DAC
3.69%, 06/25/34, (1-mo. EURIBOR + 0.580%)(b)(c)	EUR 500	544,202
4.11%, 06/25/34, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR 100	108,610
4.51%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	108,743
Service Experts Issuer LLC
2.67%, 02/02/32(a)	USD 41	39,726
6.39%, 11/20/35(a)	USD 1,097	1,115,440
Shackleton CLO Ltd., 5.92%, 04/13/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 879	879,897
Signal Peak CLO 7 Ltd., 5.98%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,000	999,375
Signal Peak CLO 8 Ltd.
6.15%, 04/20/33, (3-mo. CME Term SOFR + 1.532%)(a)(b)	USD 1,000	1,000,000
1.00%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD 3,300	3,300,000
Sixth Street CLO XIX Ltd., 6.58%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 500	500,668
Sixth Street CLO XX Ltd., 6.53%, 10/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	250,154
SLM Private Credit Student Loan Trust
5.45%, 12/16/41, (3-mo. CME Term SOFR + 0.502%)(b)	USD 425	420,261
5.64%, 09/15/33, (3-mo. CME Term SOFR + 0.692%)(b)	USD 265	261,228
Series 2004-A, Class A3, 5.61%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD 377	372,915
Series 2005-A, Class A4, 5.52%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD 1,560	1,538,697
Series 2006-A, Class A5, 5.50%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD 87	84,529
SLM Private Education Loan Trust, 9.67%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	USD 2,738	2,865,911
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD 137	133,676
2.76%, 07/15/53(a)	USD 1,016	887,863

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
2.31%, 01/15/53(a)	USD 4,573	$4,360,383
5.70%, 01/15/53, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 1,839	1,821,812
2.30%, 01/15/53(a)	USD 1,552	1,478,090
6.46%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD 1,458	1,465,917
5.92%, 06/15/37, (3-mo. CME Term SOFR + 1.114%)(a)(b)	USD 201	201,254
4.48%, 05/16/50(a)	USD 974	958,947
1.59%, 01/15/53(a)	USD 6,272	5,635,757
6.81%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD 2,811	2,866,233
2.84%, 06/15/37(a)	USD 233	225,687
1.34%, 03/17/53(a)	USD 148	135,442
2.23%, 09/15/37(a)	USD 139	132,022
5.67%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD 137	136,704
5.67%, 11/15/52(a)	USD 2,244	2,281,482
6.54%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD 5,130	5,188,278
5.73%, 09/15/37, (1-mo. CME Term SOFR + 0.945%)(a)(b)	USD 1,397	1,390,327
5.64%, 01/15/37, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD 207	206,712
3.50%, 09/15/43(a)	USD 44	43,209
3.50%, 06/17/41(a)	USD 100	96,993
5.63%, 01/15/53, (1-mo. CME Term SOFR + 0.844%)(a)(b)	USD 306	302,142
6.02%, 09/15/34, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 35	35,148
3.50%, 02/15/36(a)	USD 38	37,365
5.77%, 07/15/36, (1-mo. CME Term SOFR + 0.984%)(a)(b)	USD 1,052	1,049,467
5.70%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 655	650,542
2.50%, 09/15/54(a)	USD 380	319,211
6.51%, 01/15/53, (30-day Avg SOFR + 1.500%)(a)(b)	USD 1,813	1,830,212
1.07%, 01/15/53(a)	USD 1,305	1,158,210
6.00%, 07/15/53, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 219	218,488
6.44%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	USD 10,212	10,335,330
5.88%, 03/15/56(a)	USD 1,802	1,828,940
5.70%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 3,979	3,962,264
5.72%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 209	208,953
6.15%, 10/15/58(a)	USD 1,742	1,752,480
5.24%, 03/15/56(a)	USD 2,266	2,274,727
1.39%, 01/15/53(a)	USD 268	240,382
6.09%, 06/17/52, (30-day Avg SOFR + 1.100%)(a)(b)	USD 1,896	1,884,641
3.25%, 11/16/54(a)	USD 531	480,526
5.09%, 05/16/50(a)	USD 5,072	4,878,488
3.00%, 08/15/45(a)	USD 3,600	3,220,745
5.09%, 10/16/56(a)	USD 3,469	3,458,272
6.09%, 07/15/53, (30-day Avg SOFR + 1.100%)(a)(b)	USD 483	484,568
5.06%, 03/16/54(a)	USD 1,787	1,786,970
Series 2017-A, Class A2B, 5.82%, 09/15/34, (3-mo. CME Term SOFR + 1.014%)(a)(b)	USD 46	45,757
SoFi Personal Loan Trust
6.00%, 11/12/30(a)	USD 85	86,438
6.06%, 02/12/31(a)	USD 1,117	1,129,475
Security	Par (000)	Value
Sofi Professional Loan Program LLC, 3.09%, 08/17/48(a)	USD 1,135	$1,102,364
SoFi Professional Loan Program LLC
3.59%, 01/25/48(a)	USD 33	31,991
3.12%, 05/15/46(a)	USD 365	306,481
3.61%, 09/25/40(a)	USD 1,663	1,540,240
3.36%, 02/15/46(a)	USD 537	446,122
1.95%, 02/15/46(a)	USD 2,215	2,050,378
1.14%, 02/15/47(a)	USD 1,910	1,646,024
SoFi Professional Loan Program Trust
2.17%, 05/15/46(a)	USD 1,764	1,639,844
2.73%, 05/15/46(a)	USD 1,350	1,074,901
Sona Fios CLO III DAC, 6.41%, 04/20/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,800	1,958,257
Sound Point CLO V-R Ltd., 6.04%, 07/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 755	755,153
Sound Point CLO XXXII Ltd., 6.04%, 10/25/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 3,000	3,000,738
Southwick Park CLO LLC, 5.94%, 07/20/32, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD 1,000	1,002,396
Subway Funding LLC, 6.03%, 07/30/54(a)	USD 1,112	1,119,937
Sycamore Tree CLO Ltd.
6.04%, 04/20/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD 1,000	1,000,576
6.27%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 1,000	1,004,404
6.77%, 04/20/37, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 1,000	1,007,857
Symphony CLO 38 Ltd.
7.53%, 04/24/36, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD 250	252,094
10.63%, 04/24/36, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD 1,260	1,266,415
Symphony CLO 44 Ltd., 11.48%, 07/14/37, (3-mo. CME Term SOFR + 6.150%)(a)(b)	USD 1,000	1,006,227
Symphony CLO Ltd., 6.88%, 04/24/36, (3-mo. CME Term SOFR + 2.250%)(a)(b)	USD 250	252,013
Symphony CLO XIX Ltd., 5.87%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 1,063	1,065,091
Symphony CLO XVI Ltd., 5.86%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 3,136	3,136,697
Symphony CLO XX Ltd., 6.20%, 01/16/32, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 1,000	1,000,934
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
5.77%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR 100	108,802
4.97%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR 100	108,803
7.17%, 10/27/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR 100	108,799
TCI-Flatiron CLO Ltd.
5.75%, 01/17/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD 879	879,015
6.32%, 11/18/30, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD 604	604,406
6.92%, 11/18/30, (3-mo. CME Term SOFR + 1.822%)(a)(b)	USD 2,500	2,501,834
TCI-Symphony CLO Ltd.
5.94%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 2,061	2,064,852
5.85%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD 219	219,658
Texas Debt Capital CLO Ltd., 10.63%, 04/22/37, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD 2,000	2,029,266

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas Debt Capital Euro CLO DAC, 7.30%, 07/16/38, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 828	$903,069
Thayer Park CLO Ltd., 5.92%, 04/20/34, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD 1,000	1,000,707
TICP CLO VI Ltd., 6.04%, 01/15/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD 250	250,610
TICP CLO VII Ltd., 6.55%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 1,000	1,000,927
TICP CLO VIII Ltd., 6.58%, 10/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD 1,000	999,922
TICP CLO XII Ltd., 6.09%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 250	250,509
TICP CLO XIV Ltd., 6.53%, 10/20/32, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,250	1,249,161
Tikehau CLO VI DAC, 6.78%, 01/15/35, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR 1,000	1,094,059
Tikehau CLO XII DAC, 6.62%, 10/20/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,300	1,420,411
Towd Point HE Trust, 6.88%, 02/25/63(a)	USD 2,884	2,878,141
Trestles CLO II Ltd., 6.20%, 07/25/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	USD 750	754,436
Trestles CLO IV Ltd., 6.05%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 2,580	2,586,972
Trestles CLO V Ltd., 6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 4,750	4,758,787
TREVA Equipment Finance SA - Compartment
4.30%, 01/20/35, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR 165	179,658
4.04%, 01/20/35, (1-mo. EURIBOR + 0.640%)(b)(c)	EUR 826	899,939
Tricon Residential Trust
4.75%, 04/17/41(a)	USD 1,818	1,770,683
4.50%, 08/17/41(a)	USD 1,378	1,341,785
Trimaran CAVU Ltd., 6.03%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)(e)	USD 4,000	4,000,000
Trinitas CLO XIV Ltd., 5.97%, 01/25/34, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD 855	857,189
Trinitas CLO XVIII Ltd., 6.05%, 01/20/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,001,800
Valley Stream Park CLO Ltd., 7.27%, 10/20/34, (3-mo. CME Term SOFR + 2.650%)(a)(b)	USD 5,840	5,861,687
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP 480	623,232
Verizon Master Trust, 4.83%, 12/22/31(a)	USD 345	347,995
Vista Point Securitization Trust, 6.68%, 05/25/54(a)(d)	USD 2,243	2,270,132
Voya CLO Ltd.
6.56%, 10/17/32, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 250	249,827
5.93%, 04/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 309	309,487
6.77%, 10/20/36, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 400	398,986
5.92%, 07/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 137	137,506
5.86%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,756	1,759,789
5.82%, 07/20/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 2,000	2,008,463
5.78%, 10/20/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,483	1,486,302
5.78%, 10/18/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,189	1,191,322
5.88%, 04/18/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD 2,636	2,638,655
Security	Par (000)	Value
6.18%, 04/19/31, (3-mo. CME Term SOFR + 1.562%)(a)(b)	USD 1,050	$1,051,363
5.86%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 386	386,107
5.83%, 04/19/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD 491	491,247
5.82%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 5,000	4,999,639
Voya Euro CLO IV DAC, 6.28%, 10/15/34, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR 500	544,409
Voya Ltd. Series 2012-4, , 5.92%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 90	90,463
Whitebox CLO I Ltd., 5.95%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 5,625	5,634,714
Whitebox CLO II Ltd.
6.12%, 10/24/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	USD 250	250,496
6.65%, 10/24/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD 250	251,088
Whitebox CLO III Ltd.
5.93%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)(e)	USD 4,000	4,000,000
7.51%, 10/15/35, (3-mo. CME Term SOFR + 2.850%)(a)(b)(e)	USD 750	750,000
10.31%, 10/15/35, (3-mo. CME Term SOFR + 5.650%)(a)(b)(e)	USD 1,500	1,500,000
Whitebox CLO IV Ltd.
6.77%, 04/20/36, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD 725	728,538
7.22%, 04/20/36, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD 1,000	1,009,713
Wildwood Park CLO Ltd.
5.94%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD 3,000	2,996,322
10.33%, 10/20/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	USD 1,000	995,125
Total Asset-Backed Securities — 18.2% (Cost: $1,105,791,057)		1,108,307,303
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.3%
Edenbrook Mortgage Funding PLC, 5.83%, 03/22/57, (1-day SONIA + 0.870%)(b)(c)	GBP 565	729,044
London Wall Mortgage Capital PLC
6.48%, 05/15/57, (1-day SONIA + 1.500%)(b)(c)	GBP 461	594,757
6.98%, 05/15/57, (1-day SONIA + 2.000%)(b)(c)	GBP 343	443,256
RCKT Mortgage Trust, 6.59%, 05/25/44(a)(b)	USD 1,844	1,862,515
Towd Point Mortgage Trust
5.12%, 09/25/64(a)	USD 4,886	4,841,604
5.17%, 09/25/64(a)	USD 3,000	2,940,679
Tower Bridge Funding PLC, 6.07%, 12/20/66, (1-day SONIA + 1.100%)(b)(c)	GBP 333	430,424
Vista Point Securitization Trust Series, 5.25%, 10/25/54(a)	USD 7,905	7,822,507
		19,664,786
Mortgage-Backed Securities — 18.6%
2023-MIC Trust (The), 8.73%, 12/05/38(a)(b)	USD 4,950	5,357,823
A&D Mortgage Trust
5.46%, 08/25/69(a)	USD 1,725	1,715,391
5.70%, 11/25/69	USD 6,864	6,863,555
6.20%, 02/25/69(a)(d)	USD 864	867,547
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD 7,101	7,100,714

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
Angel Oak Mortgage Trust
0.99%, 04/25/66(a)(b)	USD 4,354	$3,647,443
1.19%, 04/25/66(a)(b)	USD 276	232,174
1.45%, 04/25/66(a)(b)	USD 1,470	1,240,864
3.35%, 01/25/67(a)(b)	USD 203	187,653
3.86%, 01/26/65(a)(b)	USD 98	93,167
4.75%, 09/26/67(a)	USD 4,865	4,800,318
4.80%, 11/26/68(a)(d)	USD 2,791	2,746,945
5.14%, 09/25/69(a)	USD 7,945	7,885,982
5.21%, 08/25/68(a)(d)	USD 1,309	1,296,748
5.35%, 10/25/69(a)	USD 8,000	7,999,988
5.99%, 01/25/69(a)(d)	USD 1,779	1,787,095
6.20%, 01/25/69(a)(d)	USD 2,170	2,187,275
6.50%, 12/25/67(a)	USD 238	239,698
AOMT, 4.65%, 11/25/67(a)(d)	USD 970	946,429
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(a)	USD 190	142,264
ARES Commercial Mortgage Trust, 6.50%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 7,890	7,899,862
ARES1, 6.29%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 11,970	11,955,037
Arroyo Mortgage Trust
3.81%, 01/25/49(a)(b)	USD 609	587,766
4.95%, 07/25/57(a)(d)	USD 770	764,491
ARZ Trust, 5.77%, 06/11/29(a)	USD 2,430	2,472,007
Atlas Funding PLC
5.80%, 09/20/61(c)	GBP 659	852,336
6.25%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP 101	130,186
6.50%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP 100	128,980
ATLX Trust, 3.85%, 04/25/64(a)	USD 6,870	6,561,403
Atrium Hotel Portfolio Trust
5.59%, 11/10/29(a)(b)	USD 5,400	5,396,244
9.52%, 11/10/29(a)(b)	USD 2,855	2,856,112
BAMLL Commercial Mortgage Securities Trust, 6.82%, 03/15/37, (1-mo. CME Term SOFR + 2.014%)(a)(b)	USD 1,500	1,497,786
BAMLL Trust, 7.15%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 1,800	1,809,056
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50	USD 420	402,486
Bank5 Trust, 6.23%, 05/15/57	USD 8,472	8,840,604
Barclays Mortgage Loan Trust, 5.90%, 01/25/64(a)	USD 3,743	3,752,764
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 5.72%, 03/15/37, (3-mo. CME Term SOFR + 0.919%)(a)(b)	USD 4,000	3,760,000
Beast Mortgage Trust
5.67%, 04/15/36, (3-mo. CME Term SOFR + 0.864%)(a)(b)	USD 2,656	2,637,200
7.02%, 04/15/36, (1-mo. CME Term SOFR + 2.214%)(a)(b)	USD 67	65,441
Benchmark Mortgage Trust, 0.81%, 07/15/56(b)	USD 2,998	78,989
BFLD Commercial Mortgage Trust, 6.26%, 11/15/29, (3-mo. CME Term SOFR + 1.493%)(a)(b)	USD 5,340	5,326,626
BFLD Mortgage Trust
6.52%, 06/15/38, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD 3,017	3,011,527
6.69%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD 3,300	3,300,000
Security	Par (000)	Value
Mortgage-Backed Securities
BHMS Mortgage Trust
6.35%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 3,945	$3,940,088
6.60%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD 235	234,503
BINOM Securitization Trust, 2.03%, 06/25/56(a)(b)	USD 1,574	1,375,295
BLP Commercial Mortgage Trust
6.15%, 03/15/41, (1-mo. CME Term SOFR + 1.342%)(a)(b)	USD 5,010	5,003,750
6.50%, 03/15/40, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD 1,160	1,158,995
BMP Trust, 6.18%, 06/15/41, (1-mo. CME Term SOFR + 1.372%)(a)(b)	USD 8,055	8,057,512
BOCA Commercial Mortgage Trust, 6.72%, 08/15/41, (1-mo. CME Term SOFR + 1.921%)(a)(b)	USD 4,000	4,016,216
BPR Commercial Mortgage Trust, 1.00%, 11/05/39(a)(b)	USD 850	850,000
BPR Trust, 5.97%, 09/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 5,822	5,771,553
Braccan Mortgage Funding PLC
5.81%, 02/15/67	GBP 1,153	1,488,384
6.17%, 01/15/67, (1-day SONIA + 1.200%)(b)(c)	GBP 405	523,169
9.31%, 01/15/67, (1-day SONIA + 4.340%)(b)(c)	GBP 543	699,777
BRAVO Residential Funding Trust
4.35%, 01/25/60(a)(d)	USD 1,425	1,381,000
5.11%, 07/25/62(a)(b)	USD 1,782	1,772,133
5.55%, 10/27/64(a)	USD 7,850	7,849,899
5.60%, 01/25/60(a)(d)	USD 950	920,073
5.76%, 01/25/63(a)	USD 347	347,118
6.44%, 05/25/63(a)	USD 669	673,143
7.19%, 03/25/64(a)(d)	USD 1,390	1,398,472
BWAY Mortgage Trust, 2.81%, 03/10/33(a)	USD 203	201,414
BX Commercial Mortgage Trust
5.57%, 05/15/38, (1-mo. CME Term SOFR + 0.767%)(a)(b)	USD 4,093	4,070,422
5.59%, 06/15/38, (1-mo. CME Term SOFR + 0.784%)(a)(b)	USD 1,710	1,702,159
5.82%, 02/15/39, (1-mo. CME Term SOFR + 1.012%)(a)(b)	USD 1,359	1,354,593
5.85%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	USD 338	337,379
6.20%, 03/15/41, (1-mo. CME Term SOFR + 1.392%)(a)(b)	USD 6,241	6,246,682
6.25%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 4,272	4,270,983
6.25%, 02/15/39, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 6,212	6,225,925
6.30%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD 5,000	5,003,125
6.35%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 6,005	6,005,000
6.45%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 5,979	5,984,993
6.50%, 08/15/39, (3-mo. CME Term SOFR + 1.691%)(a)(b)	USD 8,425	8,438,164
6.57%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD 9,414	9,437,872
6.62%, 10/15/37, (1-mo. CME Term SOFR + 1.814%)(a)(b)	USD 787	780,154
7.49%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 4,276	4,274,789

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
7.88%, 10/15/41, (3-mo. CME Term SOFR + 2.880%)(a)(b)	USD 3,600	$3,587,462
7.94%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD 2,900	2,912,688
7.94%, 02/15/39, (1-mo. CME Term SOFR + 3.140%)(a)(b)	USD 875	875,900
8.54%, 02/15/39, (1-mo. CME Term SOFR + 3.738%)(a)(b)	USD 1,328	1,327,028
8.69%, 06/15/27, (1-mo. CME Term SOFR + 3.889%)(a)(b)	USD 600	603,000
BX Trust
5.62%, 01/15/34, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 2,642	2,632,328
5.65%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD 4,850	4,816,656
5.72%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 996	991,127
5.72%, 02/15/36, (3-mo. CME Term SOFR + 0.914%)(a)(b)	USD 4,300	4,290,594
5.79%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 5,385	5,364,806
5.90%, 05/15/35, (1-mo. CME Term SOFR + 1.097%)(a)(b)	USD 1,435	1,433,206
6.12%, 01/15/34, (1-mo. CME Term SOFR + 1.314%)(a)(b)	USD 105	104,213
6.25%, 04/15/41, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 5,188	5,187,695
6.27%, 02/15/36, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 100	98,875
6.30%, 07/15/29, (3-mo. CME Term SOFR + 1.491%)(a)(b)	USD 4,540	4,542,837
6.30%, 04/15/37, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 2,715	2,714,881
6.32%, 05/15/35, (1-mo. CME Term SOFR + 1.517%)(a)(b)	USD 1,540	1,536,631
6.35%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 3,855	3,855,000
6.38%, 01/15/39, (1-mo. CME Term SOFR + 1.580%)(a)(b)	USD 60	59,438
6.56%, 10/15/36, (1-mo. CME Term SOFR + 1.760%)(a)(b)	USD 400	396,750
6.89%, 03/15/41, (3-mo. CME Term SOFR + 2.090%)(a)(b)	USD 2,460	2,467,672
6.95%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	USD 2,414	2,414,412
7.45%, 08/15/41, (1-mo. CME Term SOFR + 2.664%)(a)(b)	USD 250	250,274
7.49%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 3,500	3,526,250
7.49%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD 1,761	1,763,293
8.14%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD 1,000	1,008,750
8.85%, 08/15/43, (1-mo. CME Term SOFR + 4.061%)(a)(b)	USD 981	978,708
Cali, 6.71%, 07/15/41, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 3,050	3,051,906
CD Mortgage Trust, 4.51%, 08/15/51(b)	USD 430	412,255
CEDR Commercial Mortgage Trust, 5.77%, 02/15/39, (3-mo. CME Term SOFR + 0.988%)(a)(b)	USD 300	286,533
CENT Trust, 7.42%, 09/15/38, (3-mo. CME Term SOFR + 2.620%)(a)(b)	USD 2,750	2,763,746
Security	Par (000)	Value
Mortgage-Backed Securities
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58	USD 435	$421,865
CFK Trust, 2.39%, 03/15/39(a)	USD 500	460,926
CFMT LLC, 4.00%, 10/25/54(a)	USD 5,097	4,942,590
Chase Home Lending Mortgage Trust
5.50%, 08/25/55(a)(b)	USD 6,800	6,677,005
6.00%, 01/25/55(a)(b)	USD 1,784	1,768,105
6.00%, 02/25/55(a)(b)	USD 4,402	4,392,771
6.00%, 02/25/55(a)(b)	USD 1,668	1,667,959
CHNGE Mortgage Trust, 3.01%, 01/25/67(a)(b)	USD 1,981	1,840,263
CIM Trust, 1.43%, 07/25/61(a)(b)	USD 2,800	2,452,959
Citadel PLC
1.00%, 04/28/60, (1-day SONIA + 1.020%)	GBP 2,209	2,848,397
1.00%, 04/28/60, (1-day SONIA + 1.450%)	GBP 100	128,945
1.00%, 04/28/60, (1-day SONIA + 1.750%)	GBP 100	128,945
1.00%, 04/28/60, (1-day SONIA + 2.450%)	GBP 100	128,945
1.00%, 04/28/60, (1-day SONIA + 3.750%)(b)(c)	GBP 100	128,945
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	USD 833	713,222
3.58%, 04/10/49	USD 1,000	968,363
4.41%, 06/10/51(b)	USD 425	407,054
5.82%, 10/12/40(a)(b)	USD 2,310	2,353,741
COAST Commercial Mortgage Trust, 7.40%, 08/15/36, (3-mo. CME Term SOFR + 2.591%)(a)(b)	USD 245	244,308
COLT Mortgage Loan Trust
0.96%, 09/27/66(a)(b)	USD 800	643,269
1.21%, 07/27/54(a)	USD 961	842,833
1.33%, 10/26/65(a)(b)	USD 1,277	1,152,154
2.02%, 04/27/65(a)(b)	USD 149	143,165
3.70%, 03/25/65(a)(b)	USD 1,500	1,436,434
3.90%, 02/25/67(a)(b)	USD 152	145,535
5.12%, 08/25/69(a)	USD 6,984	6,933,485
5.39%, 11/25/69(a)	USD 5,710	5,713,648
5.84%, 02/25/69(a)(d)	USD 1,654	1,657,646
6.05%, 04/25/68(a)	USD 341	341,804
6.60%, 07/25/68(a)	USD 3,191	3,223,038
7.43%, 09/25/68(a)	USD 103	104,371
COLT Pass-Through Certificates, 0.86%, 05/25/65(a)(b)	USD 3,671	3,145,457
Commission Mortgage Trust
3.53%, 02/10/48	USD 50	49,683
3.83%, 02/10/48(b)	USD 205	197,631
6.65%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD 2,590	2,581,097
Series 2015-CR22, Class AM, 3.60%, 03/10/48(b)	USD 325	311,187
Series 2015-CR24, Class A5, 3.70%, 08/10/48	USD 100	98,948
CONE Trust
6.45%, 08/15/41, (3-mo. CME Term SOFR + 1.642%)(a)(b)	USD 3,709	3,709,000
8.69%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD 690	689,139
Cross Mortgage Trust
5.13%, 09/25/69(a)(b)	USD 7,968	7,882,274
5.59%, 11/25/69(a)(b)	USD 6,509	6,504,998
5.85%, 08/26/69(a)	USD 1,953	1,954,566
6.09%, 12/25/68(a)(d)	USD 850	854,186
6.09%, 04/25/69(a)(d)	USD 5,099	5,128,680
7.14%, 11/25/68(a)(d)	USD 810	822,868
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52	USD 72	63,445
3.61%, 06/15/52	USD 915	832,705
4.17%, 11/15/48(b)	USD 720	705,696

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
CSMC Trust
0.83%, 03/25/56(a)(b)	USD 2,613	$2,120,331
1.18%, 02/25/66(a)(b)	USD 223	196,864
2.13%, 02/25/43(a)(b)	USD 1,247	1,063,966
2.26%, 08/15/37(a)	USD 201	193,588
2.82%, 08/15/37(a)	USD 550	528,657
3.50%, 12/25/44(a)(b)	USD 142	129,379
3.50%, 03/25/45(a)(b)	USD 136	123,516
4.05%, 12/15/49(b)	USD 900	853,038
4.06%, 10/25/59(a)	USD 3,531	3,469,596
4.82%, 06/25/67(a)(d)	USD 413	409,173
CSTL Commercial Mortgage Trust, 4.92%, 11/10/29(a)(b)	USD 7,880	7,629,839
DBGS, 6.69%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD 7,820	7,829,716
DBGS Mortgage Trust, 6.40%, 05/15/35, (1-mo. CME Term SOFR + 1.596%)(a)(b)	USD 390	385,125
DBJPM Mortgage Trust, 3.56%, 06/10/50(b)	USD 250	230,531
DBWF Mortgage Trust, 6.55%, 04/15/37, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 2,000	1,987,500
DC Trust
5.73%, 04/13/40(a)(b)	USD 1,240	1,246,995
7.71%, 04/13/40(a)(b)	USD 3,250	3,290,887
Deephaven Residential Mortgage Trust
0.72%, 05/25/65(a)(b)	USD 2,161	2,029,902
1.19%, 08/25/66(a)(b)	USD 843	730,966
2.96%, 01/25/67(a)(b)	USD 140	111,869
5.74%, 07/25/69(a)	USD 4,358	4,358,180
DK Trust
6.30%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD 4,910	4,910,000
7.55%, 03/15/34, (1-mo. CME Term SOFR + 2.750%)(a)(b)	USD 1,400	1,400,000
EFMT, 6.65%, 03/25/69(a)(d)	USD 2,464	2,496,503
Ellington Financial Mortgage Trust
5.04%, 10/25/69(a)(b)	USD 8,900	8,793,925
5.71%, 11/25/69(a)	USD 5,554	5,553,773
5.73%, 02/25/68(a)	USD 96	95,405
5.90%, 09/25/67(a)	USD 559	560,144
ELM Trust
5.80%, 06/10/39(a)(b)	USD 3,320	3,354,717
5.80%, 06/10/39(a)(b)	USD 3,690	3,728,586
Elstree Funding No. 5 PLC, 1.00%, 08/21/61, (1-day SONIA + 0.850%)(b)(c)	GBP 582	750,825
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 7,080	7,087,532
EverBank Mortgage Loan Trust, 2.50%, 03/25/43(a)(b)	USD 161	143,661
Exmoor Funding PLC
5.84%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP 546	704,623
6.46%, 03/25/94, (1-day SONIA + 1.500%)(b)(c)	GBP 157	202,169
6.86%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP 100	128,824
Extended Stay America Trust, Series 2021-ESH, Class A, 6.00%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	USD 5,520	5,519,802
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.26%, 06/25/33(b)	USD 4,245	90,954
0.56%, 12/25/27(b)	USD 69,281	1,026,222
Federal Home Loan Mortgage Corp. REMICS
5.86%, 09/25/54, (30-day Avg SOFR + 1.000%)(b)	USD 11,968	11,991,706
5.91%, 08/25/53, (30-day Avg SOFR + 1.050%)(b)	USD 12,951	12,960,089
Security	Par (000)	Value
Mortgage-Backed Securities
5.92%, 10/25/54, (30-day Avg SOFR + 1.060%)(b)	USD 25,690	$25,595,879
5.96%, 10/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 2,870	2,863,431
5.98%, 08/25/54, (30-day Avg SOFR + 1.120%)(b)	USD 17,529	17,591,590
6.01%, 10/25/54, (30-day Avg SOFR + 1.150%)(b)	USD 13,987	13,979,795
6.06%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 3,753	3,774,554
6.06%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 4,851	4,879,076
6.11%, 03/25/54, (30-day Avg SOFR + 1.250%)(b)	USD 2,029	2,043,141
6.36%, 09/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 5,720	5,715,531
6.36%, 11/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 8,648	8,646,649
Federal Home Loan Mortgage Corp. STRIPS, 6.06%, 05/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 5,292	5,321,953
Federal National Mortgage Association REMICS
5.81%, 10/25/54, (30-day Avg SOFR + 0.950%)(b)	USD 15,351	15,308,521
5.91%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD 5,042	5,048,534
5.91%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD 5,937	5,944,866
5.96%, 08/25/54, (30-day Avg SOFR + 1.100%)(b)	USD 5,169	5,184,097
FIGRE Trust, 5.82%, 07/25/53	USD 7,850	7,849,921
Flagstar Mortgage Trust
3.50%, 10/25/49(a)(b)	USD 156	138,532
3.50%, 10/25/49(a)(b)	USD 134	118,741
GCAT Trust
1.09%, 08/25/66(a)(b)	USD 2,435	1,979,720
1.50%, 05/25/66(a)(b)	USD 1,815	1,545,094
1.92%, 08/25/66(a)(b)	USD 57	52,250
2.89%, 12/27/66(a)(b)	USD 989	904,231
3.27%, 04/25/65(a)(d)	USD 249	239,136
3.34%, 02/25/67(a)(b)	USD 1,824	1,702,879
3.69%, 11/25/59(a)(b)	USD 865	833,125
3.94%, 04/25/65(a)(d)	USD 161	155,709
4.25%, 10/25/57(a)(b)	USD 4,401	4,070,642
5.71%, 08/25/67(a)(d)	USD 334	332,958
Government National Mortgage Association REMICS
5.89%, 03/20/54, (30-day Avg SOFR + 1.000%)(b)	USD 3,299	3,308,624
5.89%, 08/20/54, (30-day Avg SOFR + 1.000%)(b)	USD 6,452	6,440,291
6.04%, 06/20/54, (30-day Avg SOFR + 1.150%)(b)	USD 4,200	4,211,340
Great Wolf Trust, 6.35%, 03/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 5,250	5,250,000
GS Mortgage Securities Corp. Trust
5.80%, 11/15/36, (1-mo. CME Term SOFR + 0.999%)(a)(b)	USD 3,010	2,978,019
5.87%, 10/15/36, (3-mo. CME Term SOFR + 1.064%)(a)(b)	USD 4,193	4,158,743
6.32%, 12/15/36, (1-mo. CME Term SOFR + 1.514%)(a)(b)	USD 1,414	1,390,139
6.46%, 08/10/41(a)(b)	USD 2,870	2,809,169

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
6.90%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD 4,390	$4,400,975
7.00%, 08/15/39, (1-mo. CME Term SOFR + 2.195%)(a)(b)	USD 2,111	2,111,660
7.43%, 09/10/38(a)(b)	USD 3,510	3,512,645
7.59%, 03/15/28, (3-mo. CME Term SOFR + 2.790%)(a)(b)	USD 580	582,900
GS Mortgage Securities Corportation Trust, 6.07%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 100	98,258
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.40%, 07/10/48(b)	USD 205	198,565
GS Mortgage-Backed Securities Trust, 3.75%, 07/25/61(a)(b)	USD 958	925,358
GWT, 6.50%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 4,555	4,559,270
Hawaii Hotel Trust, 6.25%, 05/15/38, (1-mo. CME Term SOFR + 1.447%)(a)(b)	USD 130	129,797
HIH Trust, 6.79%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD 4,090	4,084,887
HILT Commercial Mortgage Trust, 6.35%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD 8,488	8,482,695
Hilton USA Trust, 3.72%, 11/05/38(a)	USD 200	193,860
HLTN Commercial Mortgage Trust, 6.45%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 5,838	5,828,453
HOMES Trust
5.22%, 08/25/59(a)	USD 7,011	6,941,529
5.92%, 07/25/69(a)	USD 238	239,032
7.18%, 01/25/68(a)(d)	USD 7,883	7,901,923
HONO Mortgage Trust, 6.07%, 10/15/36, (3-mo. CME Term SOFR + 1.264%)(a)(b)	USD 6,700	6,499,362
HTL Commercial Mortgage Trust, 5.88%, 05/10/39(a)(b)	USD 2,840	2,863,340
Hudson Yards Mortgage Trust, 2.94%, 12/10/41(a)(b)	USD 400	355,083
INTOWN Mortgage Trust, 7.29%, 08/15/39, (1-mo. CME Term SOFR + 2.489%)(a)(b)	USD 4,045	4,055,112
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.99%, 10/05/39(a)(b)	USD 5,000	5,056,604
J.P. Morgan Mortgage Trust, 2.93%, 05/25/52(a)(b)	USD 552	453,873
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 1,180	1,128,074
5.97%, 04/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 3,137	3,133,136
JP Morgan Mortgage Trust
0.00%, 08/25/50, (1-mo. CME Term SOFR + 3.886%)(a)(b)	USD 444	3,708
2.50%, 06/25/51(a)(b)	USD 839	755,431
3.00%, 10/25/49(a)(b)	USD 1,956	1,882,443
3.50%, 08/25/47(a)(b)	USD 1,047	935,641
3.52%, 07/25/52(a)(b)	USD 219	187,330
5.42%, 10/26/48(a)(b)	USD 1,434	1,438,289
5.50%, 05/25/49, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 22	21,441
5.99%, 07/25/64(a)(b)	USD 2,340	2,352,975
6.00%, 08/25/50, (1-mo. CME Term SOFR + 2.114%)(a)(b)	USD 440	442,708
6.00%, 08/25/54(a)(b)	USD 1,375	1,363,775
JP Morgan Trust, 6.87%, 05/25/45(a)(b)	USD 1,029	1,032,483
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49	USD 430	420,543
Security	Par (000)	Value
Mortgage-Backed Securities
JW Commercial Mortgage Trust, 6.43%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD 5,805	$5,805,232
KSL Commercial Mortgage Trust
2.36%, 12/15/36(a)(b)	USD 22,000	64,429
7.09%, 12/15/36, (1-mo. CME Term SOFR + 2.290%)(a)(b)	USD 1,151	1,152,367
9.09%, 12/15/36, (1-mo. CME Term SOFR + 4.287%)(a)(b)	USD 372	372,680
LBA Trust
6.25%, 10/15/41, (3-mo. CME Term SOFR + 1.443%)(a)(b)	USD 6,180	6,174,206
6.40%, 06/15/26, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD 5,880	5,881,837
Life Mortgage Trust, 5.62%, 03/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 1,745	1,718,722
LUX, 7.49%, 08/15/40, (3-mo. CME Term SOFR + 2.690%)(a)(b)	USD 882	886,483
MCR Mortgage Trust
5.92%, 06/12/39(a)	USD 4,800	4,846,297
6.56%, 02/15/37, (1-mo. CME Term SOFR + 1.758%)(a)(b)	USD 863	862,183
8.71%, 02/15/37, (1-mo. CME Term SOFR + 3.905%)(a)(b)	USD 1,770	1,777,429
Mello Mortgage Capital Acceptance, 2.50%, 04/25/51(a)(b)	USD 525	419,365
MF1 Trust
5.86%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD 130	128,580
6.16%, 12/15/34, (1-mo. CME Term SOFR + 1.370%)(a)(b)	USD 100	98,230
MFA Trust
1.47%, 11/25/64(a)(b)	USD 4,534	3,958,697
4.25%, 12/25/66(a)(b)	USD 1,100	941,468
5.27%, 08/25/69(a)	USD 7,874	7,819,838
5.57%, 09/25/67(a)(d)	USD 1,764	1,756,909
5.75%, 11/25/67(a)	USD 642	638,553
6.11%, 12/25/68(a)(d)	USD 2,721	2,727,992
6.58%, 03/25/69(a)(d)	USD 1,820	1,837,441
6.62%, 07/25/68(a)(d)	USD 3,116	3,141,222
MHC Commercial Mortgage Trust, 5.72%, 04/15/38, (1-mo. CME Term SOFR + 0.915%)(a)(b)	USD 1,381	1,376,973
MHP
5.62%, 01/15/27, (1-mo. CME Term SOFR + 0.815%)(a)(b)	USD 4,736	4,700,315
5.62%, 07/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 4,720	4,691,975
5.82%, 07/15/38, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,300	1,288,625
5.97%, 07/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD 215	212,716
6.27%, 07/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 215	213,391
6.67%, 07/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 350	347,598
Miltonia Mortgage Finance SRL, 4.37%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 200	216,477
MIRA Trust, 6.75%, 06/10/38(a)	USD 103	106,968
Morgan Stanley Bank of America Merrill Lynch Trust, 4.52%, 10/15/48(b)	USD 117	111,784
Morgan Stanley Capital I Trust
3.52%, 07/15/52	USD 895	817,631
3.70%, 06/15/52	USD 895	825,171
3.89%, 12/15/50(b)	USD 230	218,627

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
4.43%, 07/15/51(b)	USD 650	$624,772
4.62%, 07/15/51(b)	USD 182	172,640
6.35%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD 799	793,987
Morgan Stanley Residential Mortgage Loan Trust, 5.04%, 07/25/69(a)(b)	USD 7,589	7,528,561
Mortimer PLC
1.00%, 09/22/67, (1-day SONIA + 0.830%)	GBP 1,212	1,562,814
1.00%, 09/22/67, (1-day SONIA + 1.150%)	GBP 461	594,437
1.00%, 09/22/67, (1-day SONIA + 1.550%)	GBP 100	128,945
1.00%, 09/22/67, (1-day SONIA + 2100%)	GBP 100	128,945
MTK Mortgage Trust, 6.67%, 12/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD 5,000	4,975,276
New Residential Mortgage Loan Trust
1.16%, 11/27/56(a)(b)	USD 76	66,450
2.49%, 09/25/59(a)(b)	USD 121	113,472
2.72%, 01/26/60(a)(b)	USD 692	646,274
2.80%, 09/25/59(a)(b)	USD 299	279,564
3.75%, 05/28/52(a)(b)	USD 101	95,573
3.75%, 05/28/52(a)(b)	USD 496	468,234
3.99%, 04/25/62(a)(b)	USD 998	902,282
4.00%, 12/25/57(a)(b)	USD 6	5,286
4.50%, 02/25/58(a)(b)	USD 98	95,108
4.75%, 12/25/57(a)(b)	USD 172	167,819
5.12%, 09/25/64(a)(b)	USD 8,000	7,916,512
6.30%, 11/25/52(a)	USD 2,413	2,416,698
7.13%, 03/25/64(a)(d)	USD 2,134	2,146,637
NYC Trust
6.79%, 08/15/29, (1-mo. CME Term SOFR + 1.991%)(a)(b)	USD 5,000	5,029,824
7.64%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD 1,000	1,008,299
8.64%, 08/15/29, (1-mo. CME Term SOFR + 3.838%)(a)(b)	USD 4,000	4,022,454
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD 7,881	7,881,309
OBX Trust
1.07%, 02/25/66(a)(b)	USD 1,591	1,396,793
4.50%, 11/25/48(a)(b)	USD 302	287,513
4.70%, 07/25/62(a)	USD 370	364,215
4.94%, 09/25/64(a)	USD 3,842	3,796,763
5.11%, 08/25/62(a)	USD 308	305,760
5.32%, 10/25/64(a)	USD 7,900	7,899,942
5.88%, 06/25/64(a)(d)	USD 1,822	1,830,745
5.99%, 01/25/64(a)(d)	USD 1,669	1,675,951
6.10%, 09/25/62(a)	USD 1,763	1,763,163
6.13%, 12/25/63(a)(d)	USD 1,420	1,429,557
6.43%, 12/25/63(a)(d)	USD 192	193,002
6.52%, 07/25/63(a)	USD 2,377	2,398,982
6.95%, 02/25/63(a)(d)	USD 9,272	9,287,653
ONE Mortgage Trust, 5.62%, 03/15/36, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD 1,800	1,760,625
One New York Plaza Trust
5.87%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 1,000	950,000
6.17%, 01/15/36, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD 519	483,968
6.42%, 01/15/36, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD 1,000	920,000
ONNI Commerical Mortgage Trust, 5.57%, 07/15/39(a)(b)	USD 3,360	3,382,519
OPEN Trust, 7.89%, 10/15/28, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD 3,204	3,238,201
ORL Trust, 7.15%, 10/19/36, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD 5,268	5,279,502
PGA Trust, 6.69%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD 3,010	3,006,237
Security	Par (000)	Value
Mortgage-Backed Securities
Pierpont BTL PLC, 1.00%, 09/21/61, (1-day SONIA + 0.840%)(b)(c)	GBP 1,419	$1,829,731
PRET LLC
7.02%, 02/25/54(a)(d)	USD 1,721	1,724,108
7.12%, 04/25/54(a)(d)	USD 1,492	1,493,362
7.14%, 01/25/54(a)(d)	USD 487	486,935
PRKCM Trust
2.07%, 11/25/56(a)(b)	USD 2,941	2,517,465
4.10%, 04/25/57(a)(b)	USD 100	97,657
6.33%, 03/25/59(a)(d)	USD 1,281	1,290,584
6.43%, 05/25/59(a)(d)	USD 1,565	1,590,002
6.60%, 02/25/58(a)(d)	USD 1,474	1,483,446
PRPM, 5.23%, 08/25/69(a)	USD 7,535	7,464,011
PRPM LLC, 4.00%, 07/25/54(a)(d)	USD 1,846	1,784,586
PRPM Trust
5.50%, 08/25/67(a)	USD 3,302	3,285,384
6.22%, 11/25/68(a)(d)	USD 3,419	3,438,085
6.27%, 12/25/68(a)(d)	USD 1,717	1,735,729
Radian Mortgage Capital Trust, 5.50%, 03/25/55(a)(b)	USD 2,586	2,553,592
Radian Mortgage Capital Trust LLC, 6.00%, 11/25/54(a)(b)	USD 2,620	2,604,778
RCKT Mortgage Trust, 5.49%, 11/25/44	USD 6,760	6,759,787
RCO Mortgage LLC, 7.02%, 01/25/29(a)(d)	USD 655	656,660
ROCK Trust, 8.82%, 11/13/41(a)	USD 2,000	2,035,758
RUN Trust, 4.00%, 03/25/67(a)	USD 2,177	2,110,845
SAIF Securitization Trust, 5.97%, 07/25/54(a)	USD 3,684	3,669,702
SCG Mortgage Trust, 6.55%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD 2,850	2,842,875
SELF Commercial Mortgage Trust
1.00%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD 3,050	3,042,375
6.24%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD 4,680	4,668,300
Sequoia Mortgage Trust, 4.50%, 11/25/63(a)(b)	USD 7,401	7,291,344
SG Residential Mortgage Trust, 5.35%, 08/25/62(a)(d)	USD 1,498	1,491,695
SHER Trust, 6.44%, 04/15/37, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD 3,370	3,342,619
SHR Trust, 9.25%, 10/15/41, (1-mo. CME Term SOFR + 4.450%)(a)(b)	USD 2,000	2,006,237
SMRT Commercial Mortgage Trust, 5.80%, 01/15/39, (3-mo. CME Term SOFR + 1.000%)(a)(b)	USD 5,150	5,113,363
SREIT Trust
5.65%, 11/15/38, (1-mo. CME Term SOFR + 0.845%)(a)(b)	USD 5,965	5,939,936
5.74%, 11/15/36, (1-mo. CME Term SOFR + 0.936%)(a)(b)	USD 6,670	6,636,710
6.29%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	USD 265	262,851
Starwood Mortgage Residential Trust
0.94%, 05/25/65(a)(b)	USD 2,038	1,884,362
1.17%, 05/25/65(a)(b)	USD 1,498	1,385,612
2.18%, 05/25/65(a)(b)	USD 500	418,535
Stratton Mortgage Funding PLC
5.94%, 06/25/49, (1-day SONIA + 0.975%)(b)(c)	GBP 443	572,646
6.31%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP 179	230,527
STWD Trust, 5.50%, 07/15/36, (1-mo. CME Term SOFR + 0.691%)(a)(b)	USD 6,279	6,259,378
Taubman Centers Commercial Mortgage Trust, 6.99%, 05/15/37, (3-mo. CME Term SOFR + 2.186%)(a)(b)	USD 4,410	4,429,261

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities
THPT Mortgage Trust, 6.99%, 12/10/34(a)(b)	USD 5,000	$5,079,854
Thunder Logistics DAC
3.09%, 11/17/36, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 1,474	1,603,276
3.09%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	108,769
5.69%, 11/17/36, (3-mo. EURIBOR + 2.550%)(b)(c)	EUR 100	108,768
6.44%, 11/17/36, (3-mo. EURIBOR + 3.300%)(b)(c)	EUR 152	165,325
Together Asset-Backed Securitisation PLC, 5.93%, 10/12/65, (1-day SONIA + 0.960%)(b)(c)	GBP 1,518	1,962,896
Towd Point Mortgage Trust
2.75%, 07/25/57(a)(b)	USD 43	42,267
3.50%, 03/25/58(a)(b)	USD 1,500	1,423,214
3.75%, 07/25/62(a)(b)	USD 912	848,681
3.75%, 08/01/62(a)(b)	USD 1,398	1,313,725
TRK Trust, 4.36%, 06/25/57(a)(d)	USD 1,578	1,422,586
TTAN
5.77%, 03/15/38, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD 6,180	6,164,166
6.27%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD 1,323	1,314,156
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD 4,304	4,453,832
U.K. Logistics DAC, 6.63%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP 202	261,251
UBS Commercial Mortgage Trust, 3.84%, 10/15/50(b)	USD 565	526,245
VEGAS Trust, 5.52%, 11/10/39(a)	USD 4,850	4,849,995
Velocity Commercial Capital Loan Trust
5.22%, 06/25/52(a)(b)	USD 2,196	2,099,575
5.49%, 10/25/54(a)(b)	USD 3,349	3,309,712
6.58%, 04/25/54(a)(b)	USD 973	979,028
Verus Securitization Trust
4.13%, 02/25/67(a)(d)	USD 1,266	1,194,801
5.10%, 09/25/69(a)(b)	USD 7,946	7,886,956
5.22%, 09/25/69(a)	USD 7,900	7,899,839
5.36%, 10/25/69(a)(b)	USD 4,900	4,899,927
5.85%, 12/25/67(a)	USD 486	486,435
5.93%, 03/25/68(a)	USD 4,871	4,876,386
6.00%, 02/25/68(a)	USD 75	75,288
6.12%, 03/25/69(a)(d)	USD 2,261	2,275,980
6.34%, 04/25/69(a)	USD 3,553	3,582,593
6.76%, 02/25/68(a)	USD 2,684	2,700,236
Visio Trust, 1.31%, 11/25/55(a)	USD 96	91,223
Wells Fargo Commercial Mortgage Trust
2.50%, 09/15/31(a)(b)	USD 2,371	2,258,232
3.75%, 03/15/59	USD 850	830,339
3.99%, 12/15/49(b)	USD 440	421,854
4.06%, 08/17/36(a)(b)	USD 210	200,962
4.07%, 09/15/58(b)	USD 1,000	986,524
4.40%, 09/15/58(b)	USD 205	199,849
4.73%, 01/15/59(b)	USD 205	201,541
Series 2015-C26, Class AS, 3.58%, 02/15/48	USD 300	297,826
Series 2015-C28, Class AS, 3.87%, 05/15/48(b)	USD 575	567,800
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD 450	440,540
Series 2015-LC20, Class B, 3.72%, 04/15/50	USD 150	146,705
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD 660	633,576
Security	Par (000)	Value
Mortgage-Backed Securities
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD 870	$823,292
Wells Fargo Mortgage Backed Securities Trust, 2.50%, 12/25/50(a)(b)	USD 349	278,708
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47(a)(b)	USD 179	159,846
Winchester 1 PLC
1.00%, 10/21/56	GBP 887	1,143,743
1.00%, 10/21/56, (1-day SONIA + 1.200%)	GBP 340	438,413
1.00%, 10/21/56, (1-day SONIA + 2.000%)	GBP 100	128,945
6.50%, 10/21/56, (1-day SONIA + 1.550%)	GBP 100	128,945
WinWater Mortgage Loan Trust
3.50%, 11/20/44(a)(b)	USD 320	293,738
3.50%, 01/20/45(a)(b)	USD 135	123,587
3.50%, 02/20/45(a)(b)	USD 398	359,488
3.50%, 02/20/45(a)(b)	USD 159	143,795
3.93%, 06/20/44(a)(b)	USD 402	380,628
4.00%, 09/20/44(a)(b)	USD 106	100,100
		1,131,067,458
Municpal Debt Obligations — 0.0%
Tower Bridge Funding PLC, 5.76%, 12/20/66	GBP 501	646,624
Total Collateralized Mortgage Obligations — 18.9% (Cost: $1,150,216,590)		1,151,378,868
Convertible Bonds
Commercial Services — 0.3%
Nexi SpA, Series ., 0.00% 02/24/28(c)(f)	EUR 7,800	7,339,160
Worldline SA/France
0.00%, 07/30/25(c)(f)	EUR 144	178,296
0.00%, 07/30/26(c)(f)	EUR 8,476	8,551,098
		16,068,554
Computers — 0.0%
Atos SE, 0.00% 11/06/24(c)(g)(h)	EUR 500	21,755
Engineering & Construction — 0.1%
Cellnex Telecom SA
2.13%, 08/11/30(c)	EUR 4,500	5,118,444
Series CLNX, 0.75%, 11/20/31(c)	EUR 2,400	2,270,625
		7,389,069
Semiconductors — 0.0%
ams-OSRAM AG
Series ., 2.13%, 11/03/27(c)	EUR 1,500	1,295,037
Series AMS, 0.00%, 03/05/25(c)(f)	EUR 800	844,094
		2,139,131
Total Convertible Bonds — 0.4% (Cost: $26,337,095)		25,618,509
Corporate Bonds & Notes
Advertising — 0.3%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD 2,970	2,879,300
7.88%, 04/01/30(a)(i)	USD 1,900	1,937,227
9.00%, 09/15/28(a)(i)	USD 1,939	2,036,580
Lamar Media Corp., 4.88%, 01/15/29(i)	USD 3,171	3,083,170
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(i)	USD 2,324	2,179,353
4.63%, 03/15/30(a)(i)	USD 800	744,174
5.00%, 08/15/27(a)	USD 1,075	1,058,730
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR 2,000	2,167,831
		16,086,365

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense — 0.6%
Bombardier Inc.
7.25%, 07/01/31(a)(i)	USD 2,018	$2,084,913
7.88%, 04/15/27(a)	USD 3,263	3,269,432
8.75%, 11/15/30(a)(i)	USD 1,800	1,950,329
General Electric Co., 4.13%, 09/19/35(c)	EUR 5,000	5,643,464
Rolls-Royce PLC
3.63%, 10/14/25(a)	USD 2,400	2,364,863
5.75%, 10/15/27(a)	USD 1,300	1,326,277
RTX Corp., 2.15%, 05/18/30	EUR 1,890	1,920,433
TransDigm Inc.
4.63%, 01/15/29	USD 4,499	4,272,370
4.88%, 05/01/29	USD 46	43,935
5.50%, 11/15/27	USD 4,355	4,316,902
6.00%, 01/15/33(a)	USD 1,668	1,653,429
6.38%, 03/01/29(a)	USD 774	785,641
6.63%, 03/01/32(a)	USD 2,365	2,405,038
6.75%, 08/15/28(a)	USD 344	351,383
6.88%, 12/15/30(a)	USD 497	509,464
7.13%, 12/01/31(a)	USD 2,801	2,898,399
		35,796,272
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	USD 2,120	2,099,473
Tereos Finance Groupe I SA
5.88%, 04/30/30(c)	EUR 4,577	5,011,092
7.25%, 04/15/28(c)	EUR 2,559	2,910,760
		10,021,325
Airlines — 0.4%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(j)	USD 254	257,175
Air Baltic Corp. AS, 14.50%, 08/14/29(a)	EUR 100	122,881
American Airlines Inc.
7.25%, 02/15/28(a)(i)	USD 1,500	1,524,672
8.50%, 05/15/29(a)(i)	USD 2,000	2,101,864
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD 1,209	1,205,739
5.75%, 04/20/29(a)(i)	USD 4,200	4,158,997
Azul Secured Finance LLP, 11.93%, 08/28/28(a)	USD 200	194,750
Delta Air Lines Inc.
3.75%, 10/28/29(i)	USD 1,000	933,307
4.38%, 04/19/28(i)	USD 277	270,741
7.38%, 01/15/26(i)	USD 909	931,211
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(c)	USD 200	199,000
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD 3,000	3,117,507
Latam Airlines Group SA, 7.88%, 04/15/30(a)	USD 175	175,219
United Airlines Inc.
4.38%, 04/15/26(a)	USD 2,810	2,761,458
4.63%, 04/15/29(a)	USD 2,075	1,985,991
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(i)	USD 1,745	1,493,711
7.88%, 05/01/27(a)	USD 900	876,120
9.50%, 06/01/28(a)(i)	USD 1,160	1,139,563
		23,449,906
Apparel — 0.1%
Hanesbrands Inc.
4.88%, 05/15/26(a)	USD 655	647,064
9.00%, 02/15/31(a)(i)	USD 3,888	4,165,825
PrestigeBidCo GmbH, 6.93%, 07/01/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 1,253	1,376,580
		6,189,469
Security	Par (000)	Value
Auto Manufacturers — 1.3%
Allison Transmission Inc.
4.75%, 10/01/27(a)	USD 1,100	$1,072,771
5.88%, 06/01/29(a)(i)	USD 100	99,658
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP 5,162	6,467,110
Daimler Truck Finance Canada Inc., 3.99%, 03/18/25, (3-mo. EURIBOR + 0.500%)(b)(c)	EUR 6,400	6,971,554
Ford Motor Credit Co. LLC, 2.90%, 02/10/29	USD 921	822,260
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(i)	USD 1,400	1,353,515
5.50%, 07/15/29(a)	USD 200	195,180
RCI Banque SA
2.63%, 02/18/30, (5-year EUR Swap + 2.850%)(b)(c)	EUR 6,000	6,475,312
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(b)(c)	EUR 17,100	18,966,953
Toyota Motor Finance Netherlands BV, 3.45%, 04/30/26, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR 1,780	1,939,099
Traton Finance Luxembourg SA, 4.22%, 01/21/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 10,800	11,816,012
Volkswagen International Finance NV
3.75%, (5-year EUR Swap + 2.924%)(b)(c)(k)	EUR 700	729,064
3.88%, (10-year EUR Swap + 3.370%)(b)(c)(k)	EUR 5,000	5,268,788
3.88%, (9-year EUR Swap + 3.958%)(b)(c)(k)	EUR 3,500	3,540,816
4.00%, 03/27/26, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 5,100	5,565,998
Volkswagen Leasing GmbH, 4.75%, 09/25/31(c)	EUR 6,613	7,551,012
Volvo Treasury AB, 3.92%, 05/22/26, (3-mo. EURIBOR + 0.380%)(b)(c)	EUR 882	960,460
		79,795,562
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(i)	USD 1,500	1,478,270
8.25%, 04/15/31(a)(i)	USD 1,514	1,568,391
American Axle & Manufacturing Inc.
5.00%, 10/01/29(i)	USD 3,041	2,751,364
6.88%, 07/01/28(i)	USD 200	197,945
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(i)	USD 1,100	1,102,206
6.75%, 05/15/28(a)	USD 1,160	1,187,409
Dana Financing Luxembourg SARL
3.00%, 07/15/29(c)	EUR 163	162,360
8.50%, 07/15/31(c)	EUR 2,411	2,809,488
Dana Inc., 4.25%, 09/01/30(i)	USD 1,400	1,224,172
Forvia SE
2.38%, 06/15/29(c)	EUR 2,546	2,474,607
2.75%, 02/15/27(c)	EUR 500	521,440
3.75%, 06/15/28(c)	EUR 474	497,226
5.50%, 06/15/31(c)	EUR 4,720	5,104,514
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR 2,500	2,507,291
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29(i)	USD 1,600	1,448,635
5.25%, 04/30/31	USD 798	700,923
5.25%, 07/15/31(i)	USD 800	703,246
5.63%, 04/30/33(i)	USD 2,090	1,807,473
IHO Verwaltungs GmbH, 8.75%, 05/15/28, (8.75% Cash and 9.50% PIK)(c)(j)	EUR 4,000	4,619,152
Mahle GmbH
2.38%, 05/14/28(c)	EUR 1,000	951,781
6.50%, 05/02/31(c)	EUR 6,881	7,278,975
Tenneco Inc., 8.00%, 11/17/28(a)	USD 3,598	3,331,756
ZF Europe Finance BV
2.50%, 10/23/27(c)	EUR 200	204,910
3.00%, 10/23/29(c)	EUR 200	194,163

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment
4.75%, 01/31/29(c)	EUR 5,000	$5,295,982
6.13%, 03/13/29(c)	EUR 3,000	3,336,020
ZF Finance GmbH
2.25%, 05/03/28(c)	EUR 500	496,585
3.75%, 09/21/28(c)	EUR 100	103,635
5.75%, 08/03/26(c)	EUR 100	111,447
ZF North America Capital Inc.
6.75%, 04/23/30(a)	USD 1,501	1,479,587
6.88%, 04/14/28(a)	USD 1,120	1,129,680
		56,780,633
Banks — 6.2%
ABN AMRO Bank NV
3.78%, 01/15/27, (3-mo. EURIBOR + 0.600%)(b)(c)	EUR 2,800	3,067,750
6.38%, (5-year EUR Swap + 3.902%)(b)(c)(k)	EUR 1,500	1,640,909
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(c)(k)	USD 250	268,908
AIB Group PLC
6.25%, (5-year EUR Swap + 6.629%)(b)(c)(k)	EUR 4,961	5,436,800
7.13%, (5-year EURIBOR ICE Swap + 4.387%)(b)(c)(k)	EUR 3,436	3,882,337
Alpha Bank SA, 5.00%, 05/12/30, (1-year EUR Swap + 2.432%)(b)(c)	EUR 2,478	2,813,645
Australia & New Zealand Banking Group Ltd., 3.95%, 05/21/27, (3-mo. EURIBOR + 0.400%)(b)(c)	EUR 2,500	2,723,679
Banca Monte dei Paschi di Siena SpA
7.71%, 01/18/28, (5-year EURIBOR ICE Swap + 5.005%)(b)(c)	EUR 3,094	3,693,634
10.50%, 07/23/29(c)	EUR 2,656	3,625,775
Banco Bilbao Vizcaya Argentaria SA
8.38%, (5-year EURIBOR ICE Swap + 5.544%)(b)(c)(k)	EUR 2,800	3,312,774
Series ., 6.00%, (5-year EUR Swap + 6.456%)(b)(c)(k)	EUR 1,400	1,538,992
Banco BPM SpA
2.88%, 06/29/31, (5-year EUR Swap + 3.170%)(b)(c)	EUR 3,896	4,174,136
3.25%, 01/14/31, (5-year EUR Swap + 3.800%)(b)(c)	EUR 600	647,785
3.38%, 01/19/32, (5-year EUR Swap + 3.400%)(b)(c)	EUR 500	537,272
5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(b)(c)	EUR 1,500	1,672,513
Banco de Credito e Inversiones SA, 8.75%, (5-year CMT + 4.944%)(a)(b)(k)	USD 400	422,000
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.150%)(b)(c)	EUR 100	104,536
4.13%, 09/03/30, (1-year EURIBOR ICE Swap + 1.700%)(b)(c)	EUR 1,100	1,202,527
7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.269%)(b)(c)	EUR 2,000	2,464,102
Banco de Sabadell SA
4.00%, 01/15/30, (1-year EUR Swap + 1.600%)(b)(c)	EUR 400	446,945
5.13%, 11/10/28, (1-year EUR Swap + 2.250%)(b)(c)	EUR 2,700	3,096,761
5.75%, (5-year EUR Swap + 6.198%)(b)(c)(k)	EUR 2,200	2,391,384
6.00%, (5-year EUR Swap + 3.150%)(b)(c)(k)	EUR 1,000	1,158,245
Banco del Estado de Chile, 2.70%, 01/09/25(c)	USD 300	297,750
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (5-year CMT + 4.643%)(a)(b)(k)	USD 260	251,550
Security	Par (000)	Value
Banks
Banco Santander SA
3.50%, 01/09/30, (1-year EUR Swap + 1.150%)(b)(c)	EUR 400	$439,364
3.88%, 01/16/28(c)	EUR 2,600	2,893,961
Bancolombia SA
4.63%, 12/18/29, (5-year CMT + 2.944%)(b)	USD 302	300,188
8.63%, 12/24/34, (5-year CMT + 4.320%)(b)	USD 510	530,339
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(a)	USD 650	657,482
5.50%, 09/21/33(a)	USD 604	609,653
Bank of America Corp.
0.58%, 08/08/29, (3-mo. EURIBOR + 0.730%)(b)(c)	EUR 700	691,351
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR 3,750	3,534,448
1.38%, 05/09/30, (3-mo. EURIBOR + 0.910%)(b)(c)	EUR 1,332	1,332,369
2.82%, 04/27/33, (3-mo. EURIBOR + 1.200%)(b)(c)	EUR 2,614	2,704,630
3.65%, 03/31/29, (3-mo. EURIBOR + 3.670%)(b)(c)	EUR 2,261	2,498,655
4.46%, 09/22/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 2,800	3,067,482
Bank of Cyprus PCL
2.50%, 06/24/27, (1-year EUR Swap + 2.785%)(b)(c)	EUR 932	989,706
5.00%, 05/02/29, (3-mo. EURIBOR + 1.971%)(b)(c)	EUR 3,130	3,522,118
7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(b)(c)	EUR 650	771,555
Bankinter SA
6.25%, (5-year EUR Swap + 6.714%)(b)(c)(k)	EUR 2,600	2,844,247
7.38%, (5-year EURIBOR ICE Swap + 4.708%)(b)(c)(k)	EUR 600	681,352
Banque Federative du Credit Mutuel SA
3.63%, 09/14/32(c)	EUR 1,200	1,324,912
3.75%, 02/03/34(c)	EUR 2,400	2,643,551
4.00%, 11/21/29(c)	EUR 100	112,406
4.10%, 03/05/27, (3-mo. EURIBOR + 0.640%)(b)(c)	EUR 10,900	11,921,684
4.13%, 09/18/30(c)	EUR 900	1,021,439
4.13%, 06/14/33(c)	EUR 1,000	1,141,089
4.38%, 01/11/34(c)	EUR 200	217,982
5.13%, 01/13/33(c)	EUR 800	925,767
Barclays PLC
4.32%, 05/08/28, (3-mo. EURIBOR + 0.800%)(b)(c)	EUR 10,810	11,803,447
4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.050%)(b)(c)	EUR 4,000	4,528,571
4.92%, 08/08/30, (1-year EUR Swap + 1.750%)(b)(c)	EUR 2,900	3,340,904
7.09%, 11/06/29, (1-year GBP Swap + 2.553%)(b)(c)	GBP 2,094	2,844,020
9.25%, (5-year GBP Swap + 5.639%)(b)(k)	GBP 2,600	3,532,756
Series ., 4.58%, 05/12/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 3,950	4,315,470
BNP Paribas SA, 4.25%, 04/13/31, (3-mo. EURIBOR + 1.370%)(b)(c)	EUR 4,600	5,178,947
BPCE SA
3.84%, 03/06/26, (3-mo. EURIBOR + 0.390%)(b)(c)	EUR 2,100	2,287,904
3.88%, 01/25/36(c)	EUR 2,400	2,652,777
4.08%, 03/08/27, (3-mo. EURIBOR + 0.610%)(b)(c)	EUR 10,800	11,806,627

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks
CaixaBank SA
7.50%, (5-year EURIBOR ICE Swap + 5.295%)(b)(c)(k)	EUR 400	$466,265
Series ., 5.88%, (5-year EUR Swap + 6.346%)(b)(c)(k)	EUR 5,400	5,925,245
Commerzbank AG
4.16%, 03/12/27, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR 11,800	12,891,154
4.25%, (5-year EUR Swap + 4.387%)(b)(c)(k)	EUR 2,000	2,035,724
6.50%, (5-year EUR Swap + 6.743%)(b)(c)(k)	EUR 5,000	5,527,809
7.88%, (5-year EURIBOR ICE Swap + 5.129%)(b)(c)(k)	EUR 1,800	2,117,033
8.63%, 02/28/33, (5-year GUK + 5.251%)(b)(c)	GBP 1,500	2,068,458
Cooperatieve Rabobank UA
4.23%, 04/25/29, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR 3,800	4,272,111
4.38%, (5-year EUR Swap + 4.679%)(b)(c)(k)	EUR 2,600	2,753,911
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	USD 504	500,784
Credit Agricole SA, 3.88%, 11/28/34(c)	EUR 3,300	3,711,137
Danske Bank A/S, 4.13%, 01/10/31, (1-year EUR Swap + 1.250%)(b)(c)	EUR 1,970	2,229,196
Danske Bank AS, 3.92%, 04/10/27, (3-mo. EURIBOR + 0.650%)(b)(c)	EUR 10,840	11,825,521
Deutsche Bank AG
4.50%, (5-year EURIBOR ICE Swap + 4.552%)(b)(c)(k)	EUR 5,800	5,906,754
4.63%, (5-year EURIBOR ICE Swap + 4.747%)(b)(c)(k)	EUR 800	798,408
4.79%, (5-year USD ICE Swap + 4.358%)(b)(c)(k)	USD 3,000	2,924,865
Eurobank SA
4.00%, 09/24/30, (1-year EUR Swap + 1.800%)(b)(c)	EUR 2,550	2,784,386
4.88%, 04/30/31, (5-year EURIBOR ICE Swap + 2.165%)(b)(c)	EUR 950	1,082,344
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD 350	345,873
7.63%, 05/01/26(a)	USD 600	602,161
12.00%, 10/01/28(a)	USD 2,300	2,485,041
12.25%, 10/01/30(a)	USD 1,771	1,950,595
Goldman Sachs Group Inc. (The)
0.88%, 05/09/29(c)	EUR 1,500	1,465,607
1.25%, 02/07/29(c)	EUR 2,600	2,603,306
1.50%, 12/07/27(c)	GBP 295	342,326
3.63%, 10/29/29, (1-year GUK + 1.950%)(b)(c)	GBP 1,400	1,703,754
4.00%, 09/21/29(c)	EUR 1,370	1,543,746
7.25%, 04/10/28	GBP 617	847,074
HSBC Holdings PLC
1.75%, 07/24/27, (1-day SONIA + 1.307%)(b)	GBP 1,000	1,214,302
4.75%, (5-year EUR Swap + 3.844%)(b)(c)(k)	EUR 5,246	5,556,630
6.80%, (1-day SONIA + 2.124%)(b)(k)	GBP 820	1,123,302
Series ., 4.44%, 09/24/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 1,400	1,533,269
ING Bank NV, 3.94%, 10/02/26, (3-mo. EURIBOR + 0.660%)(b)(c)	EUR 4,000	4,388,844
ING Groep NV
3.50%, 09/03/30, (3-mo. EURIBOR + 1.393%)(b)(c)	EUR 7,800	8,487,520
3.88%, (5-year CMT + 2.862%)(b)(k)	USD 233	206,986
4.50%, 05/23/29, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR 3,800	4,291,504
Security	Par (000)	Value
Banks
7.25%, (5-year USD ICE Swap + 4.084%)(b)(c)(k)	USD 2,050	$2,050,000
8.00%, (5-year USD ICE Swap + 4.360%)(b)(c)(k)	USD 1,525	1,610,812
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(i)	USD 627	571,159
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	USD 1,774	1,553,318
5.15%, 06/10/30(c)	GBP 4,737	5,784,520
5.50%, (5-year EUR Swap + 5.848%)(b)(c)(k)	EUR 4,258	4,574,322
5.71%, 01/15/26(a)	USD 1,721	1,723,194
5.88%, (5-year EUR Swap + 6.066%)(b)(c)(k)	EUR 900	981,362
8.51%, 09/20/32(c)	GBP 2,500	3,580,502
JPMorgan Chase & Co.
1.96%, 03/23/30, (3-mo. EURIBOR + 1.130%)(b)(c)	EUR 480	494,522
3.76%, 03/21/34, (3-mo. EURIBOR + 0.980%)(b)(c)	EUR 1,750	1,922,786
4.46%, 11/13/31, (3-mo. EURIBOR + 1.280%)(b)(c)	EUR 4,454	5,114,414
KBC Group NV
4.25%, 11/28/29, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 3,400	3,828,017
8.00%, (5-year EURIBOR ICE Swap + 4.928%)(b)(c)(k)	EUR 4,800	5,652,157
LG Electronics Inc., 5.63%, 04/24/27	USD 200	202,682
Lloyds Banking Group PLC
4.95%, (5-year EURIBOR ICE Swap + 5.290%)(b)(c)(k)	EUR 1,000	1,083,671
8.50%, (5-year GUK + 5.883%)(b)(k)	GBP 1,300	1,732,824
Morgan Stanley
1.88%, 04/27/27	EUR 5,466	5,790,804
3.96%, 03/21/35, (3-mo. EURIBOR + 1.242%)(b)	EUR 3,000	3,308,800
4.13%, 03/19/27, (3-mo. EURIBOR + 0.650%)(b)	EUR 10,850	11,843,712
4.66%, 03/02/29, (3-mo. EURIBOR + 1.304%)(b)	EUR 4,850	5,503,809
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(b)(c)	EUR 3,700	4,201,539
Societe Generale SA, 3.72%, 01/19/26, (3-mo. EURIBOR + 0.500%)(b)(c)	EUR 4,000	4,366,654
Svenska Handelsbanken AB, 3.92%, 03/08/27, (3-mo. EURIBOR + 0.450%)(b)(c)	EUR 2,800	3,056,360
U.S. Bancorp, 4.35%, 05/21/28, (3-mo. EURIBOR + 0.800%)(b)	EUR 10,860	11,775,753
UBS AG/London, 3.53%, 04/12/26, (3-mo. EURIBOR + 0.350%)(b)(c)	EUR 4,010	4,366,265
UBS Group AG
4.88%, (5-year CMT + 3.404%)(a)(b)(k)	USD 300	284,505
5.13%, (5-year CMT + 4.855%)(b)(c)(k)	USD 1,200	1,170,216
6.85%, (5-year USD ICE Swap + 3.630%)(a)(b)(k)	USD 4,450	4,410,952
6.88%, (5-year CMT + 4.616%)(b)(c)(k)	USD 595	596,035
7.00%, (5-year USD Swap + 4.866%)(b)(c)(k)	USD 200	200,240
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	USD 1,117	1,077,370
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	USD 956	952,567
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	USD 1,400	1,465,053
Wells Fargo & Co.
0.63%, 03/25/30(c)	EUR 4,746	4,463,980
1.50%, 05/24/27(c)	EUR 1,200	1,255,477

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks
1.74%, 05/04/30, (3-mo. EURIBOR + 1.850%)(b)(c)	EUR 2,072	$2,100,875
3.90%, 07/22/32, (3-mo. EURIBOR + 1.220%)(b)(c)	EUR 3,300	3,633,676
		379,339,711
Beverages — 0.0%
Anheuser-Busch InBev SA, 3.95%, 03/22/44(c)	EUR 1,791	1,956,767
Biotechnology — 0.2%
Cidron Aida Finco SARL
5.00%, 04/01/28(c)	EUR 2,383	2,526,009
6.25%, 04/01/28(c)	GBP 5,277	6,557,431
		9,083,440
Building Materials — 0.6%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	USD 974	871,329
5.00%, 03/01/30(a)	USD 1,131	1,080,513
6.38%, 06/15/32(a)(i)	USD 700	703,954
6.38%, 03/01/34(a)(i)	USD 900	907,252
Carrier Global Corp.
4.13%, 05/29/28	EUR 1,100	1,234,816
4.50%, 11/29/32	EUR 5,486	6,346,636
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(c)	EUR 2,990	3,415,056
6.63%, 12/15/30(a)	USD 2,915	2,964,622
6.75%, 07/15/31(a)	USD 505	516,257
Heidelberg Materials Finance Luxembourg SA, 4.88%, 11/21/33(c)	EUR 4,300	5,053,709
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR 3,526	3,963,125
PCF GmbH, 4.75%, 04/15/29(c)	EUR 2,487	2,322,742
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD 144	142,814
8.88%, 11/15/31(a)	USD 2,300	2,415,898
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD 3,597	3,122,519
4.38%, 07/15/30(a)	USD 1,100	1,010,854
4.75%, 01/15/28(a)	USD 1,216	1,172,803
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	USD 1,600	1,586,229
7.25%, 01/15/31(a)	USD 100	103,896
		38,935,024
Chemicals — 1.2%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD 700	643,819
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(i)	USD 1,600	1,568,026
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)(i)	USD 570	567,367
Chemours Co. (The)
4.00%, 05/15/26	EUR 4,305	4,647,174
4.63%, 11/15/29(a)(i)	USD 2,420	2,101,065
5.75%, 11/15/28(a)	USD 1,803	1,664,296
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR 9,175	9,935,195
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD 1,682	1,469,883
INEOS Finance PLC, 6.38%, 04/15/29(c)	EUR 5,003	5,627,041
INEOS Quattro Finance 2 PLC
6.75%, 04/15/30(c)	EUR 2,654	2,920,301
8.50%, 03/15/29(c)	EUR 4,687	5,416,926
Kronos International Inc., 9.50%, 03/15/29(c)	EUR 2,963	3,512,635
MEGlobal BV, 4.25%, 11/03/26(c)	USD 300	293,906
MEGlobal Canada ULC, 5.00%, 05/18/25(c)	USD 200	199,000
Methanex Corp.
5.13%, 10/15/27	USD 983	956,654
Security	Par (000)	Value
Chemicals
5.25%, 12/15/29	USD 897	$865,702
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR 4,906	5,405,395
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR 2,239	2,406,112
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(i)	USD 3,101	2,825,059
5.25%, 06/01/27(a)	USD 1,066	1,046,272
9.00%, 02/15/30(a)(i)	USD 100	106,507
OCP SA
5.13%, 06/23/51(c)	USD 263	199,862
7.50%, 05/02/54(a)(i)	USD 488	504,777
Olin Corp.
5.00%, 02/01/30(i)	USD 348	332,140
5.13%, 09/15/27	USD 1,063	1,048,401
5.63%, 08/01/29(i)	USD 1,029	1,014,490
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	USD 1,162	1,093,680
5.38%, 10/01/29(c)	EUR 1,421	1,468,667
9.63%, 11/15/28(c)	EUR 4,500	5,223,673
9.75%, 11/15/28(a)(i)	USD 3,393	3,599,664
Sasol Financing USA LLC
4.38%, 09/18/26	USD 200	192,875
6.50%, 09/27/28	USD 221	214,853
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26(c)	EUR 350	380,256
9.50%, 07/15/28(c)	EUR 1,852	2,165,601
		71,617,274
Commercial Services — 2.1%
ADT Security Corp. (The), 4.13%, 08/01/29(a)	USD 1,406	1,314,668
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD 7,200	7,327,246
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(c)	EUR 572	585,757
4.88%, 06/01/28(c)	GBP 6,272	7,401,863
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR 2,000	2,273,397
ASTM SpA, 1.50%, 01/25/30(c)	EUR 7,235	7,069,201
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(i)	USD 1,400	1,315,543
5.38%, 03/01/29(a)(i)	USD 1,800	1,675,310
5.75%, 07/15/27(a)(i)	USD 325	319,024
8.00%, 02/15/31(a)(i)	USD 925	945,651
8.25%, 01/15/30(a)(i)	USD 400	408,648
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR 100	105,005
6.13%, 11/30/28(c)	GBP 6,076	7,502,433
Belron U.K. Finance PLC, 4.63%, 10/15/29(c)	EUR 4,184	4,613,451
Block Inc.
2.75%, 06/01/26(i)	USD 251	241,669
3.50%, 06/01/31(i)	USD 1,393	1,234,829
6.50%, 05/15/32(a)	USD 2,946	2,998,336
Boels Topholding BV
5.75%, 05/15/30(c)	EUR 3,251	3,647,441
6.25%, 02/15/29(c)	EUR 2,297	2,603,751
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD 2,039	2,149,554
Brink's Co. (The)
4.63%, 10/15/27(a)	USD 1,200	1,168,218
6.75%, 06/15/32(a)	USD 700	712,882
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(c)(k)	USD 580	578,369
EquipmentShare.com Inc.
8.63%, 05/15/32(a)	USD 1,883	1,942,527
9.00%, 05/15/28(a)(i)	USD 1,902	1,966,735
Herc Holdings Inc.
5.50%, 07/15/27(a)	USD 2,100	2,086,160

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services
6.63%, 06/15/29(a)	USD 500	$511,582
La Financiere Atalian SASU, 8.50%, 06/30/28	EUR 956	487,499
Loxam SAS
6.38%, 05/15/28(c)	EUR 900	1,017,130
6.38%, 05/31/29(c)	EUR 4,508	5,127,670
Moody's Corp., 0.95%, 02/25/30	EUR 6,550	6,390,199
Nexi SpA, 2.13%, 04/30/29(c)	EUR 1,200	1,222,224
Pachelbel Bidco SpA
7.13%, 05/17/31(c)	EUR 1,000	1,159,810
7.30%, 05/17/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 4,116	4,517,697
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	USD 813	765,113
5.75%, 04/15/26(a)	USD 2,152	2,152,517
6.25%, 01/15/28(a)(i)	USD 2,944	2,940,872
Q-Park Holding I BV
2.00%, 03/01/27(c)	EUR 919	966,905
5.13%, 03/01/29(c)	EUR 1,229	1,378,387
5.13%, 02/15/30(c)	EUR 2,703	3,006,239
Rekeep SpA, 7.25%, 02/01/26(c)	EUR 400	418,784
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)(i)	USD 2,501	2,518,632
10.88%, 08/01/29(a)	USD 801	789,719
Service Corp. International/U.S.
3.38%, 08/15/30	USD 2,207	1,955,860
4.00%, 05/15/31	USD 592	533,899
4.63%, 12/15/27	USD 1,116	1,092,826
5.13%, 06/01/29(i)	USD 200	196,229
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	USD 100	98,328
6.75%, 08/15/32(a)	USD 1,300	1,333,799
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(c)	EUR 3,669	4,010,909
United Rentals North America Inc.
3.75%, 01/15/32(i)	USD 451	399,915
3.88%, 02/15/31	USD 1,350	1,224,711
4.88%, 01/15/28	USD 1,721	1,684,903
5.25%, 01/15/30(i)	USD 500	492,126
5.50%, 05/15/27	USD 1,094	1,091,900
6.13%, 03/15/34(a)	USD 1,375	1,386,474
Verisure Holding AB
7.13%, 02/01/28(c)	EUR 375	424,222
9.25%, 10/15/27(c)	EUR 400	456,202
Williams Scotsman Inc.
4.63%, 08/15/28(a)	USD 800	764,740
7.38%, 10/01/31(a)(i)	USD 1,152	1,193,449
Worldline SA/France, 4.13%, 09/12/28(c)	EUR 7,800	8,059,582
		125,958,721
Computers — 0.2%
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD 2,408	2,650,259
NCR Voyix Corp., 5.00%, 10/01/28(a)(i)	USD 2,822	2,714,673
Seagate HDD Cayman
8.25%, 12/15/29(i)	USD 775	833,861
8.50%, 07/15/31	USD 200	215,607
9.63%, 12/01/32	USD 2,164	2,466,263
Western Digital Corp., 4.75%, 02/15/26	USD 4,229	4,179,279
		13,059,942
Cosmetics & Personal Care — 0.1%
Coty Inc., 5.00%, 04/15/26(a)	USD 1,478	1,470,305
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	USD 300	289,412
6.63%, 07/15/30(a)	USD 1,754	1,788,382
Security	Par (000)	Value
Cosmetics & Personal Care
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR 1,220	$1,353,605
		4,901,704
Distribution & Wholesale — 0.3%
Azelis Finance NV, 4.75%, 09/25/29(c)	EUR 1,000	1,109,505
IMCD NV
2.13%, 03/31/27(c)	EUR 5,472	5,770,817
3.63%, 04/30/30(c)	EUR 7,780	8,384,642
4.88%, 09/18/28(c)	EUR 2,376	2,700,331
		17,965,295
Diversified Financial Services — 1.1%
Ally Financial Inc.
5.75%, 11/20/25(i)	USD 200	200,785
6.70%, 02/14/33(i)	USD 872	875,681
Bracken MidCo1 PLC, 6.75%, 11/01/27, (6.75% cash and 7.50% PIK)(c)(j)	GBP 1,826	2,301,560
Bubbles Holdco SPA
6.50%, 09/30/31(c)	EUR 3,304	3,603,979
7.50%, 09/30/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 4,998	5,416,153
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	USD 2,570	2,752,593
Encore Capital Group Inc., 4.25%, 06/01/28(c)	GBP 1,500	1,779,442
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	USD 531	537,886
9.25%, 02/01/29(a)	USD 2,528	2,588,975
GGAM Finance Ltd.
8.00%, 02/15/27(a)	USD 160	165,298
8.00%, 06/15/28(a)	USD 118	124,404
goeasy Ltd.
7.63%, 07/01/29(a)(i)	USD 1,445	1,484,040
9.25%, 12/01/28(a)	USD 500	533,158
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)	USD 200	203,626
Intrum AB
3.00%, 09/15/27(c)	EUR 2,882	2,319,195
9.25%, 03/15/28(c)	EUR 970	782,259
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(a)	USD 2,606	2,465,703
Jefferies GmbH, 4.04%, 07/22/26(b)(c)	EUR 4,100	4,450,855
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP 3,078	3,917,333
Julius Baer Group Ltd.
4.88%, (5-year CMT + 4.616%)(b)(c)(k)	USD 1,000	960,200
6.63%, (5-year EUR Swap + 3.847%)(b)(c)(k)	EUR 3,010	3,312,539
LPL Holdings Inc., 4.63%, 11/15/27(a)	USD 4,093	4,013,600
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)(i)	USD 2,300	2,370,138
8.13%, 03/30/29(a)	USD 328	346,971
Muthoot Finance Ltd., 7.13%, 02/14/28(a)	USD 368	374,072
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	USD 550	544,445
5.13%, 12/15/30(a)	USD 1,932	1,808,691
6.00%, 01/15/27(a)	USD 937	933,607
6.50%, 08/01/29(a)	USD 2,610	2,609,896
7.13%, 02/01/32(a)	USD 718	734,085
Opus-Chartered Issuances SA, 2.50%, 07/04/25(b)(e)	EUR 110	120,131
PennyMac Financial Services Inc.
5.38%, 10/15/25(a)	USD 738	734,625
5.75%, 09/15/31(a)	USD 702	670,182
7.13%, 11/15/30(a)(i)	USD 713	723,629
7.88%, 12/15/29(a)	USD 1,700	1,779,863
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD 1,568	1,492,117
3.63%, 03/01/29(a)(i)	USD 1,664	1,532,685
3.88%, 03/01/31(a)	USD 1,044	929,848

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services
4.00%, 10/15/33(a)(i)	USD 200	$172,491
Titanium 2l Bondco SARL, 6.25%, 01/14/31, (10.00% PIK)(j)	EUR 2,698	1,049,272
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	USD 1,301	1,294,422
5.50%, 04/15/29(a)	USD 1,025	977,543
5.75%, 06/15/27(a)	USD 1,017	999,288
		66,987,265
Electric — 2.2%
A2A SpA, 5.00%, (5-year EURIBOR ICE Swap + 2.258%)(b)(c)(k)	EUR 6,105	6,791,789
AES Andes SA
6.30%, 03/15/29(a)	USD 400	407,624
8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(b)	USD 470	479,400
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD 2,600	2,694,539
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD 231	203,794
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR 3,163	3,530,610
Calpine Corp.
4.63%, 02/01/29(a)	USD 3,377	3,202,218
5.00%, 02/01/31(a)	USD 297	280,290
5.13%, 03/15/28(a)	USD 1,051	1,027,179
5.25%, 06/01/26(a)	USD 367	364,578
Coentreprise de Transport d'Electricite SA, 3.75%, 01/17/36(c)	EUR 1,800	1,949,961
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	USD 310	319,687
Diamond II Ltd., 7.95%, 07/28/26(a)	USD 235	237,938
Duke Energy Corp.
3.10%, 06/15/28	EUR 2,359	2,552,169
3.75%, 04/01/31	EUR 7,273	7,933,230
3.85%, 06/15/34	EUR 1,340	1,446,729
E.ON SE
1.63%, 03/29/31(c)	EUR 310	306,885
4.13%, 03/25/44(c)	EUR 510	564,841
Edison International, 8.13%, 06/15/53, (5-year CMT + 3.864%)(b)	USD 1,825	1,914,697
EDP SA
1.70%, 07/20/80, (5-year EUR Swap + 1.840%)(b)(c)	EUR 700	749,242
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(b)(c)	EUR 1,400	1,477,164
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(b)(c)	EUR 3,100	3,053,031
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(b)(c)	EUR 2,500	2,748,450
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(b)(c)	EUR 4,700	5,199,259
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(b)(c)	EUR 300	344,265
Electricite de France SA
2.88%, (5-year EURIBOR ICE Swap + 3.373%)(b)(c)(k)	EUR 200	211,230
3.38%, (5-year EUR Swap + 3.970%)(b)(c)(k)	EUR 10,200	10,230,744
5.13%, (5-year EURIBOR ICE Swap + 2.943%)(b)(c)(k)	EUR 400	437,819
5.63%, (5-year EURIBOR ICE Swap + 3.277%)(b)(c)(k)	EUR 600	668,562
5.88%, (15-year GBP Swap + 3.322%)(b)(c)(k)	GBP 3,100	3,832,409
6.00%, (13-year GBP Swap + 4.234%)(b)(c)(k)	GBP 7,000	8,999,077
Security	Par (000)	Value
Electric
7.38%, (5-year GUK + 3.775%)(b)(c)(k)	GBP 900	$1,186,617
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)(i)	USD 2,503	2,506,086
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 01/23/84, (5-year EURIBOR ICE Swap + 2.664%)(b)(c)	EUR 900	1,023,420
EnBW International Finance BV, 4.30%, 05/23/34(c)	EUR 2,220	2,537,317
Engie Energia Chile SA, 3.40%, 01/28/30(c)	USD 538	479,896
Engie SA
0.38%, 10/26/29(c)	EUR 700	664,024
3.50%, 09/27/29(c)	EUR 700	770,181
3.88%, 01/06/31(c)	EUR 1,200	1,337,234
4.25%, 03/06/44(c)	EUR 700	770,914
5.13%, (5-year EURIBOR ICE Swap + 2.367%)(b)(c)(k)	EUR 1,400	1,567,743
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(c)	USD 200	199,688
Eurogrid GmbH
0.74%, 04/21/33(c)	EUR 2,700	2,341,827
3.92%, 02/01/34(c)	EUR 4,000	4,445,416
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)(i)	USD 400	414,179
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)(i)	USD 865	864,676
FirstEnergy Corp.
2.65%, 03/01/30	USD 65	57,729
Series B, 2.25%, 09/01/30	USD 700	602,808
Series B, 3.90%, 07/15/27(i)	USD 1,072	1,046,342
Lightning Power LLC, 7.25%, 08/15/32(a)	USD 1,247	1,297,305
MVM Energetika Zrt, 7.50%, 06/09/28(c)	USD 520	548,275
Naturgy Finance Iberia SA, 2.37%, (5-year EUR Swap + 2.437%)(b)(c)(k)	EUR 2,800	2,955,836
NRG Energy Inc.
3.38%, 02/15/29(a)	USD 71	64,741
3.63%, 02/15/31(a)	USD 2,018	1,786,630
3.88%, 02/15/32(a)	USD 200	177,614
5.25%, 06/15/29(a)	USD 100	97,720
6.25%, 11/01/34(a)	USD 1,941	1,938,956
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR 2,100	2,023,411
Orsted A/S
2.50%, (5-year GUK + 2.136%)(b)(c)	GBP 7,018	6,652,397
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(b)(c)	EUR 375	422,146
PG&E Corp.
5.00%, 07/01/28	USD 2,384	2,325,230
5.25%, 07/01/30	USD 440	428,800
Saudi Electricity Sukuk Programme Co., 4.94%, 02/13/29(c)	USD 200	200,820
Sorik Marapi Geothermal Power PT, 7.75%, 08/05/31(a)(i)	USD 444	437,757
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.108%)(b)	EUR 4,614	4,672,400
Terna - Rete Elettrica Nazionale
3.50%, 01/17/31(c)	EUR 1,750	1,915,134
4.75%, (5-year EURIBOR ICE Swap + 2.142%)(b)(c)(k)	EUR 3,605	4,013,882
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	USD 267	263,487
5.50%, 09/01/26(a)	USD 300	299,095
5.63%, 02/15/27(a)	USD 2,816	2,808,734
7.75%, 10/15/31(a)	USD 3,446	3,640,262
		135,946,139
Electrical Components & Equipment — 0.1%
Belden Inc.
3.38%, 07/15/27(c)	EUR 100	107,195

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment
3.88%, 03/15/28(c)	EUR 100	$107,557
Eaton Capital UnLtd Co., 3.60%, 05/21/31(c)	EUR 3,566	3,982,871
Energizer Holdings Inc.
4.38%, 03/31/29(a)(i)	USD 1,551	1,450,641
4.75%, 06/15/28(a)(i)	USD 500	479,983
		6,128,247
Electronics — 0.3%
Honeywell International Inc.
0.75%, 03/10/32	EUR 5,000	4,548,970
2.25%, 02/22/28	EUR 3,200	3,417,049
3.75%, 05/17/32	EUR 3,362	3,752,737
Sensata Technologies BV
4.00%, 04/15/29(a)(i)	USD 577	539,553
5.88%, 09/01/30(a)	USD 500	494,811
Sensata Technologies Inc.
3.75%, 02/15/31(a)(i)	USD 600	535,503
4.38%, 02/15/30(a)	USD 1,400	1,303,539
6.63%, 07/15/32(a)	USD 300	303,941
		14,896,103
Engineering & Construction — 0.8%
ABB Finance BV
0.00%, 01/19/30(c)	EUR 1,000	932,506
3.38%, 01/15/34(c)	EUR 3,916	4,322,527
Abertis Infraestructuras Finance BV, 3.25%, (5-year EUR Swap + 3.694%)(b)(c)(k)	EUR 1,800	1,940,132
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	USD 206	155,530
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)	USD 348	342,780
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR 3,498	3,690,078
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD 2,758	2,923,885
Cellnex Finance Co. SA, 2.00%, 02/15/33(c)	EUR 1,600	1,527,516
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP 7,292	9,274,563
Heathrow Finance PLC
3.88%, 03/01/27(c)(d)	GBP 6,391	7,839,137
4.13%, 09/01/29(c)(d)	GBP 1,391	1,643,410
5.75%, 03/03/25(c)	GBP 100	128,623
6.63%, 03/01/31(c)	GBP 3,430	4,440,065
IHS Holding Ltd., 6.25%, 11/29/28(a)	USD 501	469,587
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(c)	EUR 500	513,192
1.75%, 04/19/31(c)	EUR 6,832	6,848,208
		46,991,739
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR 7,165	8,251,609
Banijay Entertainment SASU, 7.00%, 05/01/29(c)	EUR 4,496	5,122,823
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(i)	USD 2,936	2,752,620
6.50%, 02/15/32(a)	USD 907	919,802
7.00%, 02/15/30(a)	USD 817	837,468
8.13%, 07/01/27(a)(i)	USD 1,411	1,438,682
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(i)	USD 2,903	2,796,389
6.50%, 10/01/28	USD 997	1,005,460
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD 800	776,140
5.50%, 04/01/27(a)	USD 654	650,103
6.75%, 05/01/31(a)	USD 3,117	3,173,321
Cinemark USA Inc., 5.25%, 07/15/28(a)(i)	USD 2,900	2,845,423
Security	Par (000)	Value
Entertainment
Cirsa Finance International SARL
6.50%, 03/15/29(c)	EUR 1,119	$1,279,999
7.56%, 07/31/28, (3-mo. EURIBOR + 4.500%)(b)(c)	EUR 216	237,304
10.38%, 11/30/27(c)	EUR 270	309,185
CPUK Finance Ltd.
3.59%, 02/28/42(c)	GBP 2,371	3,012,783
4.50%, 08/28/27(c)	GBP 800	981,816
6.50%, 08/28/26(c)	GBP 991	1,273,010
Inter Media & Communication SpA, 6.75%, 02/09/27(c)	EUR 5,722	6,342,698
International Game Technology PLC
4.13%, 04/15/26(a)(i)	USD 2,500	2,464,059
5.25%, 01/15/29(a)	USD 1,225	1,203,560
Light & Wonder International Inc.
7.00%, 05/15/28(a)	USD 1,515	1,521,431
7.25%, 11/15/29(a)	USD 200	204,487
7.50%, 09/01/31(a)(i)	USD 3,651	3,771,490
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD 1,627	1,541,384
6.50%, 05/15/27(a)	USD 1,601	1,623,132
Lottomatica SpA/Roma
5.38%, 06/01/30(c)	EUR 1,734	1,953,615
6.76%, 06/01/31, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR 1,192	1,304,135
7.51%, 12/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 542	592,506
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR 3,158	3,435,835
Pinewood Finco PLC
3.63%, 11/15/27(c)	GBP 1,400	1,711,260
6.00%, 03/27/30(c)	GBP 6,158	7,969,222
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(i)	USD 939	933,406
7.25%, 05/15/31(a)(i)	USD 2,467	2,528,840
Universal Music Group NV, 4.00%, 06/13/31(c)	EUR 5,348	6,031,944
WMG Acquisition Corp.
3.00%, 02/15/31(a)(i)	USD 173	151,547
3.75%, 12/01/29(a)(i)	USD 1,251	1,158,486
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(i)	USD 500	485,410
7.13%, 02/15/31(a)(i)	USD 2,003	2,107,126
		86,699,510
Environmental Control — 0.2%
Clean Harbors Inc.
4.88%, 07/15/27(a)	USD 700	689,350
6.38%, 02/01/31(a)	USD 900	906,766
GFL Environmental Inc.
3.75%, 08/01/25(a)	USD 1,532	1,516,861
4.00%, 08/01/28(a)(i)	USD 1,695	1,603,060
4.38%, 08/15/29(a)	USD 380	356,069
4.75%, 06/15/29(a)	USD 2,181	2,088,115
5.13%, 12/15/26(a)	USD 400	396,027
6.75%, 01/15/31(a)	USD 369	379,929
Paprec Holding SA
3.50%, 07/01/28(c)	EUR 300	320,288
6.50%, 11/17/27(c)	EUR 170	195,415
7.25%, 11/17/29(c)	EUR 4,890	5,619,280
		14,071,160
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	USD 197	190,330
3.50%, 03/15/29(a)	USD 1,100	1,016,309
4.63%, 01/15/27(a)	USD 103	101,053
4.88%, 02/15/30(a)	USD 100	97,401

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food
5.88%, 02/15/28(a)	USD 375	$375,600
6.50%, 02/15/28(a)(i)	USD 1,600	1,637,299
7.50%, 03/15/26(a)	USD 1,300	1,314,905
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP 6,567	8,367,242
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP 4,471	5,403,660
Boparan Finance PLC, 7.63%, 11/30/25(c)	GBP 2,805	3,607,867
Food Service Project SA, 5.50%, 01/21/27(c)	EUR 2,000	2,183,658
Kerry Group Financial Services Unltd Co.
3.38%, 03/05/33(c)	EUR 2,400	2,597,695
3.75%, 09/05/36(c)	EUR 1,910	2,084,786
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(i)	USD 1,110	1,030,586
4.38%, 01/31/32(a)	USD 525	480,961
4.88%, 05/15/28(a)	USD 900	881,650
Lion/Polaris Lux 4 SA 6.95%, 07/01/29(b)(c)	EUR 3,781	4,112,783
Market Bidco Finco PLC
4.75%, 11/04/27(c)	EUR 2,808	2,971,169
5.50%, 11/04/27(c)	GBP 2,100	2,606,302
Nestle Finance International Ltd.
1.25%, 11/02/29(c)	EUR 460	465,384
3.13%, 10/28/36(c)	EUR 4,080	4,370,207
3.38%, 11/15/34(c)	EUR 1,800	1,994,595
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD 2,842	2,660,036
5.50%, 10/15/27(a)	USD 895	887,415
Picard Groupe SAS, 6.38%, 07/01/29(c)	EUR 1,628	1,811,445
Pilgrim's Pride Corp.
4.25%, 04/15/31	USD 1,315	1,222,410
6.88%, 05/15/34	USD 1,500	1,629,801
Post Holdings Inc.
4.50%, 09/15/31(a)(i)	USD 1,155	1,051,476
4.63%, 04/15/30(a)(i)	USD 1,952	1,824,313
5.50%, 12/15/29(a)	USD 2,783	2,714,331
5.63%, 01/15/28(a)	USD 627	632,120
6.25%, 10/15/34(a)	USD 1,391	1,375,633
6.38%, 03/01/33(a)	USD 300	296,801
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP 1,028	1,292,416
REWE International Finance BV, 4.88%, 09/13/30(c)	EUR 2,900	3,337,567
U.S. Foods Inc.
4.63%, 06/01/30(a)(i)	USD 100	94,881
4.75%, 02/15/29(a)	USD 1,100	1,059,668
6.88%, 09/15/28(a)	USD 1,349	1,386,651
7.25%, 01/15/32(a)(i)	USD 1,000	1,039,015
		72,207,421
Food Service — 0.1%
Elior Group SA, 3.75%, 07/15/26(c)	EUR 3,198	3,452,256
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY
3.63%, 02/04/28(c)	EUR 2,463	2,580,027
4.88%, 02/04/28(a)	USD 4,979	4,710,682
LD Celulose International GmbH, 7.95%, 01/26/32(a)	USD 320	327,040
Mercer International Inc.
5.13%, 02/01/29(i)	USD 3,233	2,790,242
12.88%, 10/01/28(a)	USD 900	952,945
Suzano Austria GmbH, 6.00%, 01/15/29	USD 200	202,437
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(c)	EUR 1,000	1,057,463
5.63%, 01/15/31(c)	EUR 2,000	2,243,887
		14,864,723
Gas — 0.2%
Centrica PLC, 6.50%, 05/21/55, (5-year GUK + 2.512%)(b)(c)	GBP 4,418	5,807,881
Security	Par (000)	Value
Gas
National Grid North America Inc., 4.67%, 09/12/33(c)	EUR 1,602	$1,850,756
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)	USD 200	181,410
UGI International LLC, 2.50%, 12/01/29(c)	EUR 3,940	3,933,876
		11,773,923
Hand & Machine Tools — 0.1%
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)	EUR 2,091	2,288,018
IMA Industria Macchine Automatiche SpA
3.75%, 01/15/28(c)	EUR 200	212,459
6.93%, 04/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 3,500	3,841,031
		6,341,508
Health Care - Products — 0.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(i)	USD 288	265,625
4.63%, 07/15/28(a)	USD 3,077	2,975,217
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD 4,774	5,008,738
Hologic Inc.
3.25%, 02/15/29(a)(i)	USD 726	666,741
4.63%, 02/01/28(a)	USD 1,729	1,696,296
Medline Borrower LP
3.88%, 04/01/29(a)	USD 6,325	5,916,849
5.25%, 10/01/29(a)(i)	USD 4,643	4,497,214
Sartorius Finance BV
4.38%, 09/14/29(c)	EUR 900	1,019,031
4.88%, 09/14/35(c)	EUR 2,800	3,250,888
		25,296,599
Health Care - Services — 0.8%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	USD 4,700	4,562,934
3.50%, 04/01/30(a)	USD 1,575	1,524,420
5.00%, 07/15/27(a)	USD 898	892,362
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	USD 350	320,850
4.00%, 03/15/31(a)	USD 639	571,120
4.25%, 05/01/28(a)	USD 1,439	1,368,034
Clariane SE, 13.17%, (5-year GUK + 9.079%)(b)(c)(k)	GBP 3,200	4,035,981
Encompass Health Corp.
4.50%, 02/01/28(i)	USD 1,213	1,179,870
4.63%, 04/01/31	USD 1,000	941,131
4.75%, 02/01/30(i)	USD 1,839	1,768,771
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR 4,642	5,483,583
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(i)	USD 1,834	1,803,477
IQVIA Inc.
5.00%, 10/15/26(a)	USD 4,912	4,859,390
5.00%, 05/15/27(a)	USD 1,601	1,580,454
6.50%, 05/15/30(a)(i)	USD 800	821,783
Molina Healthcare Inc.
3.88%, 11/15/30(a)(i)	USD 912	825,806
3.88%, 05/15/32(a)(i)	USD 100	88,651
4.38%, 06/15/28(a)	USD 1,458	1,398,896
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	USD 3,500	3,556,892
Tenet Healthcare Corp.
4.25%, 06/01/29	USD 166	157,040
4.38%, 01/15/30	USD 1,353	1,268,490
5.13%, 11/01/27	USD 2,602	2,580,015
6.13%, 10/01/28(i)	USD 8,206	8,198,190
6.13%, 06/15/30(i)	USD 1,117	1,122,230
6.75%, 05/15/31(i)	USD 372	380,295
		51,290,665

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 0.4%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(a)	USD 400	$376,500
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(b)(c)	USD 200	205,150
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	USD 200	189,500
ProGroup AG
5.13%, 04/15/29(c)	EUR 3,169	3,348,355
5.38%, 04/15/31(c)	EUR 6,284	6,593,446
Stena International SA
7.25%, 01/15/31(a)	USD 5,550	5,761,655
7.63%, 02/15/31(a)(i)	USD 4,579	4,794,012
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(c)	USD 250	262,578
		21,531,196
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD 1,252	1,164,391
6.25%, 09/15/27(a)	USD 1,200	1,191,219
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	USD 300	290,144
5.75%, 01/15/28(a)	USD 1,200	1,200,167
5.88%, 06/15/27(a)	USD 600	602,457
		4,448,378
Home Furnishings — 0.0%
LG Electronics Inc.
5.63%, 04/24/27(a)	USD 707	716,481
5.63%, 04/24/29(a)	USD 200	203,790
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	USD 1,332	1,158,659
4.00%, 04/15/29(a)(i)	USD 106	97,671
		2,176,601
Housewares — 0.1%
Newell Brands Inc.
4.88%, 06/01/25	USD 217	216,605
5.70%, 04/01/26	USD 1,441	1,444,218
6.38%, 09/15/27(i)	USD 2,700	2,728,720
6.63%, 09/15/29(i)	USD 1,000	1,013,934
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD 200	179,047
4.38%, 02/01/32(i)	USD 800	723,839
4.50%, 10/15/29(i)	USD 1,257	1,187,338
		7,493,701
Insurance — 0.4%
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR 4,571	5,028,986
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP 4,683	6,003,776
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	USD 1,000	959,191
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	USD 1,550	1,608,269
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	USD 1,301	1,227,692
4.30%, 02/01/61(a)	USD 300	197,004
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD 3,346	3,425,904
Phoenix Group Holdings PLC, 8.50%, (5-year CMT + 4.189%)(b)(c)(k)	USD 1,520	1,570,882
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR 4,200	4,633,916
		24,655,620
Internet — 0.5%
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR 2,665	2,969,266
Security	Par (000)	Value
Internet
Gen Digital Inc.
6.75%, 09/30/27(a)	USD 1,674	$1,702,751
7.13%, 09/30/30(a)(i)	USD 818	846,557
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	USD 1,529	1,411,101
5.25%, 12/01/27(a)	USD 501	495,149
iliad SA
5.38%, 06/14/27(c)	EUR 200	226,648
5.38%, 02/15/29(c)	EUR 2,600	2,951,881
5.63%, 02/15/30(c)	EUR 3,600	4,141,064
Series ., 5.38%, 05/02/31(c)	EUR 800	908,971
Match Group Holdings II LLC
3.63%, 10/01/31(a)(i)	USD 1,070	937,446
4.13%, 08/01/30(a)	USD 111	100,932
4.63%, 06/01/28(a)(i)	USD 1,103	1,060,842
Prosus NV, 3.06%, 07/13/31(c)	USD 200	170,250
Rakuten Group Inc.
9.75%, 04/15/29(a)	USD 3,910	4,228,665
11.25%, 02/15/27(a)	USD 2,200	2,392,500
United Group BV
6.50%, 10/31/31(c)	EUR 1,637	1,784,208
6.75%, 02/15/31(c)	EUR 1,069	1,180,247
7.79%, 02/15/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR 998	1,082,860
		28,591,338
Iron & Steel — 0.2%
ATI Inc., 7.25%, 08/15/30	USD 2,219	2,299,530
Cleveland-Cliffs Inc.
5.88%, 06/01/27(i)	USD 136	135,912
6.75%, 04/15/30(a)(i)	USD 1,793	1,791,164
7.00%, 03/15/32(a)(i)	USD 2,282	2,284,580
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	USD 241	247,025
Mineral Resources Ltd.
8.00%, 11/01/27(a)	USD 1,801	1,846,736
8.13%, 05/01/27(a)	USD 615	619,382
8.50%, 05/01/30(a)(i)	USD 1,339	1,377,177
9.25%, 10/01/28(a)	USD 2,104	2,215,042
POSCO, 5.75%, 01/17/28(a)	USD 200	204,106
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(c)(j)	USD 401	379,636
Vale Overseas Ltd., 6.40%, 06/28/54	USD 364	365,255
		13,765,545
Leisure Time — 0.6%
Carnival Corp.
5.75%, 01/15/30(c)	EUR 2,000	2,316,255
7.00%, 08/15/29(a)(i)	USD 1,000	1,042,500
Carnival PLC, 1.00%, 10/28/29	EUR 700	658,747
Deuce Finco PLC, 5.50%, 06/15/27(c)	GBP 5,749	7,248,112
Dometic Group AB, 2.00%, 09/29/28(c)	EUR 270	260,534
NCL Corp. Ltd.
5.88%, 02/15/27(a)	USD 3,115	3,111,770
8.13%, 01/15/29(a)	USD 1,917	2,032,357
8.38%, 02/01/28(a)	USD 1,901	1,991,341
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP 4,038	5,553,862
Sabre GLBL Inc., 8.63%, 06/01/27(a)(i)	USD 4,001	3,862,005
TUI Cruises GmbH
6.25%, 04/15/29(c)	EUR 1,000	1,139,679
6.50%, 05/15/26(c)	EUR 2,080	2,294,779
Viking Cruises Ltd.
5.88%, 09/15/27(a)	USD 2,260	2,245,382
7.00%, 02/15/29(a)(i)	USD 1,300	1,310,166
9.13%, 07/15/31(a)	USD 1,700	1,835,961
		36,903,450

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.5%
Boyd Gaming Corp.
4.75%, 12/01/27(i)	USD 2,358	$2,313,645
4.75%, 06/15/31(a)(i)	USD 900	839,961
Grupo Posadas SAB de CV, 8.00%, 12/30/27(c)(d)	USD 93	84,801
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD 3,001	2,634,121
4.88%, 01/15/30	USD 100	96,895
5.38%, 05/01/25(a)(i)	USD 1,597	1,596,110
5.75%, 05/01/28(a)	USD 1,718	1,721,948
6.13%, 04/01/32(a)	USD 928	937,268
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	USD 1,800	1,608,531
5.00%, 06/01/29(a)(i)	USD 528	494,140
Las Vegas Sands Corp.
2.90%, 06/25/25	USD 718	706,934
3.50%, 08/18/26	USD 4,675	4,548,274
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	USD 300	303,795
MGM Resorts International
4.63%, 09/01/26	USD 100	99,099
4.75%, 10/15/28(i)	USD 1,003	969,562
5.50%, 04/15/27(i)	USD 1,517	1,513,763
6.50%, 04/15/32(i)	USD 1,000	1,000,096
Sands China Ltd.
3.80%, 01/08/26	USD 200	195,625
5.40%, 08/08/28	USD 200	199,090
Station Casinos LLC
4.50%, 02/15/28(a)	USD 1,768	1,687,414
4.63%, 12/01/31(a)(i)	USD 1,230	1,117,682
6.63%, 03/15/32(a)	USD 200	200,982
Travel & Leisure Co.
6.00%, 04/01/27	USD 252	254,344
6.63%, 07/31/26(a)	USD 2,152	2,170,184
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD 1,000	988,400
5.50%, 10/01/27(a)	USD 700	676,813
5.63%, 08/26/28(a)(i)	USD 3,550	3,408,177
		32,367,654
Machinery — 0.2%
Chart Industries Inc., 7.50%, 01/01/30(a)	USD 2,442	2,539,878
John Deere Capital Corp., 3.45%, 07/16/32(c)	EUR 2,630	2,893,967
Nova Alexandre III SAS, 8.43%, 07/15/29, (3-mo. EURIBOR + 5.250%)(b)(c)	EUR 2,309	2,461,382
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)	EUR 4,309	4,687,801
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR 909	981,962
		13,564,990
Manufacturing — 0.0%
Alstom SA, 5.87%, (5-year EURIBOR ICE Swap + 2.928%)(b)(c)(k)	EUR 1,500	1,695,702
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD 886	768,859
4.25%, 01/15/34(a)(i)	USD 4,058	3,241,973
4.50%, 08/15/30(a)	USD 2,012	1,796,995
4.50%, 05/01/32	USD 8,702	7,403,551
4.50%, 06/01/33(a)	USD 1,599	1,329,719
4.75%, 03/01/30(a)	USD 3,103	2,822,704
4.75%, 02/01/32(a)(i)	USD 663	573,197
5.00%, 02/01/28(a)(i)	USD 1,200	1,161,431
5.13%, 05/01/27(a)	USD 1,826	1,787,951
5.50%, 05/01/26(a)	USD 24	23,922
6.38%, 09/01/29(a)	USD 2,920	2,891,161
Security	Par (000)	Value
Media
7.38%, 03/01/31(a)(i)	USD 1,400	$1,423,732
Comcast Corp., 3.25%, 09/26/32	EUR 5,720	6,160,252
Informa PLC, 3.63%, 10/23/34(c)	EUR 2,590	2,773,688
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD 3,002	2,942,093
7.38%, 09/01/31(a)(i)	USD 399	408,687
News Corp., 3.88%, 05/15/29(a)	USD 1,896	1,764,428
Nexstar Media Inc.
4.75%, 11/01/28(a)(i)	USD 2,235	2,101,194
5.63%, 07/15/27(a)	USD 2,417	2,375,200
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(b)	USD 3,218	2,888,533
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(i)	USD 1,196	1,107,266
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(i)	USD 1,168	1,120,399
3.88%, 09/01/31(a)(i)	USD 4,458	3,830,909
4.00%, 07/15/28(a)	USD 3,213	3,001,807
4.13%, 07/01/30(a)	USD 600	536,797
5.00%, 08/01/27(a)	USD 1,600	1,567,941
5.50%, 07/01/29(a)(i)	USD 1,100	1,067,105
Summer BidCo BV, 10.00%, 02/15/29, (10.00% Cash and 10.75% PIK)(c)(j)	EUR 1,551	1,776,567
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD 2,190	2,003,850
TEGNA Inc.
4.63%, 03/15/28(i)	USD 1,254	1,177,530
4.75%, 03/15/26(a)	USD 200	197,909
5.00%, 09/15/29(i)	USD 2,400	2,240,531
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(c)(j)	EUR 7,400	6,499,971
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD 6,200	6,029,841
Univision Communications Inc.
4.50%, 05/01/29(a)(i)	USD 3,059	2,715,681
7.38%, 06/30/30(a)(i)	USD 1,467	1,408,392
8.00%, 08/15/28(a)	USD 1,720	1,747,945
8.50%, 07/31/31(a)	USD 900	884,646
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP 3,300	3,659,461
5.25%, 05/15/29(c)	GBP 970	1,174,158
5.50%, 05/15/29(a)	USD 2,769	2,618,745
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP 2,687	3,230,883
VZ Secured Financing BV
3.50%, 01/15/32(c)	EUR 3,180	3,156,378
5.00%, 01/15/32(a)	USD 4,097	3,677,863
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)	EUR 3,892	4,203,359
Ziggo BV
2.88%, 01/15/30(c)	EUR 3,953	3,982,759
4.88%, 01/15/30(a)	USD 2,300	2,132,640
		113,390,603
Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/27(a)(i)	USD 600	595,554
7.13%, 03/15/31(a)	USD 2,500	2,606,640
Anglo American Capital PLC
3.75%, 06/15/29(c)	EUR 1,500	1,650,291
4.13%, 03/15/32(c)	EUR 10,719	11,916,568
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD 200	181,000
Constellium SE, 5.38%, 08/15/32(c)	EUR 4,221	4,556,957
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(a)	USD 604	549,855
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	USD 2,019	2,009,331

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining
6.13%, 04/15/32(a)	USD 1,418	$1,422,681
Freeport Indonesia PT, 4.76%, 04/14/27(c)	USD 400	398,000
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)	USD 235	235,470
6.95%, 10/17/31(a)	USD 297	297,594
Novelis Corp.
3.88%, 08/15/31(a)	USD 1,957	1,718,676
4.75%, 01/30/30(a)	USD 1,743	1,635,579
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)	USD 955	981,033
10.88%, 09/17/29(c)	USD 200	205,452
13.88%, 12/09/28(a)	USD 29	29,051
13.88%, 12/09/28(c)	USD 126	126,259
Volcan Cia Minera SAA
8.75%, 01/24/30(a)	USD 583	532,570
8.75%, 01/24/30(c)	USD 19	17,357
		31,665,918
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25(a)(i)	USD 58	56,892
5.50%, 08/15/28(a)	USD 1,565	1,283,396
8.88%, 11/30/29(a)	USD 2,239	1,949,005
		3,289,293
Oil & Gas — 1.6%
3R Lux SARL, 9.75%, 02/05/31(a)	USD 400	413,500
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)	USD 495	460,350
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD 600	579,624
8.25%, 12/31/28(a)	USD 743	758,128
Baytex Energy Corp., 7.38%, 03/15/32(a)	USD 1,778	1,726,123
BG Energy Capital PLC, 2.25%, 11/21/29(c)	EUR 7,149	7,438,287
BP Capital Markets BV
3.77%, 05/12/30(c)	EUR 900	999,836
4.32%, 05/12/35(c)	EUR 1,211	1,376,838
BP Capital Markets PLC, 2.82%, 04/07/32(c)	EUR 1,189	1,238,756
Civitas Resources Inc.
5.00%, 10/15/26(a)	USD 945	928,126
8.38%, 07/01/28(a)	USD 2,311	2,388,349
8.63%, 11/01/30(a)	USD 900	945,510
8.75%, 07/01/31(a)	USD 1,400	1,466,304
CNX Resources Corp.
7.25%, 03/01/32(a)(i)	USD 267	275,114
7.38%, 01/15/31(a)(i)	USD 900	925,144
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD 1,985	1,813,623
6.75%, 03/01/29(a)	USD 2,885	2,761,959
Cosan Luxembourg SA, 7.25%, 06/27/31(a)	USD 200	203,250
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD 1,800	1,745,945
7.63%, 04/01/32(a)	USD 36	35,545
9.25%, 02/15/28(a)	USD 1,708	1,792,339
Ecopetrol SA
8.38%, 01/19/36	USD 572	557,414
8.88%, 01/13/33	USD 538	549,944
Empresa Nacional del Petroleo
5.95%, 07/30/34(a)	USD 400	403,480
6.15%, 05/10/33(a)	USD 300	305,250
Eni SpA
3.88%, 01/15/34(c)	EUR 1,230	1,353,264
4.25%, 05/19/33(c)	EUR 1,649	1,868,760
Expand Energy Corp.
4.75%, 02/01/32	USD 1,650	1,550,688
5.38%, 02/01/29	USD 600	591,037
5.38%, 03/15/30	USD 717	705,084
5.50%, 02/01/26(a)(i)	USD 1,542	1,539,286
Security	Par (000)	Value
Oil & Gas
5.88%, 02/01/29(a)	USD 21	$20,974
6.75%, 04/15/29(a)(i)	USD 1,200	1,213,105
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)(i)	USD 600	552,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD 1,200	1,151,444
6.00%, 02/01/31(a)	USD 100	94,546
6.25%, 04/15/32(a)	USD 400	375,336
6.88%, 05/15/34(a)	USD 800	765,774
8.38%, 11/01/33(a)	USD 1,450	1,515,999
Kosmos Energy Ltd., 7.50%, 03/01/28(c)	USD 200	190,688
Matador Resources Co., 6.50%, 04/15/32(a)	USD 891	882,416
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	USD 315	265,614
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	USD 250	262,813
Murphy Oil Corp., 6.00%, 10/01/32	USD 749	720,919
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD 1,881	1,906,661
Occidental Petroleum Corp., 5.88%, 09/01/25	USD 197	197,712
Parkland Corp.
4.63%, 05/01/30(a)(i)	USD 656	602,951
5.88%, 07/15/27(a)	USD 479	473,992
6.63%, 08/15/32(a)	USD 2,681	2,675,390
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(i)	USD 1,500	1,497,437
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD 70	69,006
7.00%, 01/15/32(a)	USD 799	815,054
8.00%, 04/15/27(a)	USD 1,817	1,867,420
Pertamina Persero PT, 3.65%, 07/30/29(c)	USD 397	376,406
Petroleos Mexicanos
4.25%, 01/15/25(i)	USD 165	164,020
5.95%, 01/28/31	USD 586	503,960
6.50%, 03/13/27	USD 92	90,058
6.70%, 02/16/32	USD 595	527,878
6.88%, 10/16/25(i)	USD 213	213,558
6.95%, 01/28/60	USD 58	41,325
8.75%, 06/02/29(i)	USD 767	774,299
10.00%, 02/07/33(i)	USD 405	427,437
Petronas Capital Ltd., 3.50%, 03/18/25(c)	USD 200	198,616
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(i)	USD 546	560,196
Raizen Fuels Finance SA
5.30%, 01/20/27(c)	USD 200	199,626
6.45%, 03/05/34(a)	USD 345	351,941
6.95%, 03/05/54(a)	USD 200	203,125
Repsol Europe Finance SARL, 3.63%, 09/05/34(c)	EUR 5,000	5,374,523
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)	USD 210	190,495
SM Energy Co.
6.50%, 07/15/28	USD 284	283,198
6.63%, 01/15/27	USD 400	399,922
6.75%, 09/15/26	USD 400	400,839
6.75%, 08/01/29(a)	USD 2,294	2,279,859
7.00%, 08/01/32(a)	USD 700	694,324
Sunoco LP, 7.00%, 05/01/29(a)	USD 701	723,137
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(i)	USD 797	757,783
4.50%, 04/30/30	USD 100	93,848
5.88%, 03/15/28	USD 1,400	1,396,781
6.00%, 04/15/27	USD 354	354,371
7.00%, 09/15/28(a)	USD 977	1,004,142
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	USD 226	237,441
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(b)(c)	EUR 3,700	4,422,111

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas
Vital Energy Inc.
7.88%, 04/15/32(a)(i)	USD 1,936	$1,860,530
9.75%, 10/15/30	USD 800	844,087
Wintershall Dea Finance BV
1.33%, 09/25/28(c)	EUR 5,700	5,693,595
4.36%, 10/03/32(c)	EUR 8,145	8,800,983
		98,258,522
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD 1,300	1,302,408
6.63%, 09/01/32(a)	USD 2,000	2,009,042
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 500	502,381
7.13%, 03/15/29(a)	USD 3,007	3,062,608
		6,876,439
Packaging & Containers — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR 1,146	1,136,116
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26(c)	EUR 2,049	1,883,893
Ball Corp.
2.88%, 08/15/30(i)	USD 137	119,233
3.13%, 09/15/31(i)	USD 2,150	1,858,079
6.00%, 06/15/29	USD 975	990,261
6.88%, 03/15/28	USD 736	756,540
Crown Americas LLC, 5.25%, 04/01/30	USD 100	98,356
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD 200	195,791
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD 1,763	1,750,052
Fiber Bidco SpA
6.13%, 06/15/31(c)	EUR 6,744	7,335,785
7.35%, 01/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 2,514	2,754,850
Fiber Midco SpA, 10.00%, 06/15/29, (6.25% PIK)(c)(j)	EUR 900	1,017,155
Graphic Packaging International LLC
3.50%, 03/15/28(a)(i)	USD 1,025	956,864
3.75%, 02/01/30(a)(i)	USD 1,104	1,009,656
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR 3,248	3,326,012
LABL Inc., 5.88%, 11/01/28(a)	USD 3,929	3,647,830
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD 5,008	5,145,720
OI European Group BV
5.25%, 06/01/29(c)	EUR 3,000	3,281,850
6.25%, 05/15/28(c)	EUR 1,200	1,347,774
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(i)	USD 3,200	3,147,280
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(i)	USD 1,146	1,094,477
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(i)	USD 2,165	2,036,173
Sealed Air Corp., 4.00%, 12/01/27(a)	USD 1,629	1,559,129
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(i)	USD 1,603	1,620,035
7.25%, 02/15/31(a)	USD 460	477,585
Titan Holdings II BV, 5.13%, 07/15/29(c)	EUR 2,000	2,202,911
Trivium Packaging Finance BV, 7.29%, 08/15/26, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 300	326,937
		51,076,344
Security	Par (000)	Value
Pharmaceuticals — 1.6%
Bayer AG
0.75%, 01/06/27(c)	EUR 1,000	$1,031,705
3.90%, 09/25/83, (5-year EUR Swap + 3.896%)(b)(c)	EUR 4,300	4,988,516
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(b)(c)	EUR 3,900	4,207,141
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(b)(c)	EUR 6,200	6,780,130
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(b)(c)	EUR 4,800	5,454,796
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.751%)(b)(c)	EUR 3,300	3,556,967
Bayer Capital Corp. BV, 1.50%, 06/26/26(c)	EUR 3,900	4,141,302
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27(c)	EUR 100	107,076
4.38%, 01/15/28(c)	EUR 4,195	4,506,072
7.50%, 05/15/30(c)	EUR 7,004	8,094,305
Gruenenthal GmbH
4.13%, 05/15/28(c)	EUR 200	217,006
6.75%, 05/15/30(c)	EUR 4,594	5,327,383
Jazz Securities DAC, 4.38%, 01/15/29(a)(i)	USD 2,779	2,629,748
Nidda Healthcare Holding GmbH
6.89%, 10/23/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 2,712	2,954,403
7.00%, 02/21/30(c)	EUR 7,027	7,996,180
7.50%, 08/21/26(c)	EUR 66	74,166
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD 386	365,740
5.13%, 04/30/31(a)(i)	USD 4,714	4,299,201
2.88%, 04/30/28(c)	EUR 3,173	3,333,564
6.75%, 05/15/34(a)	USD 700	701,329
Rossini SARL
6.75%, 12/31/29(c)	EUR 1,868	2,135,918
7.22%, 12/31/29, (3-mo. EURIBOR + 3.875%)(b)(c)	EUR 1,944	2,126,850
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(c)	EUR 1,000	1,038,312
4.38%, 05/09/30	EUR 3,627	3,916,192
7.38%, 09/15/29	EUR 1,500	1,837,617
7.88%, 09/15/31	EUR 3,964	5,131,090
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(i)	USD 5,422	5,164,455
6.75%, 03/01/28	USD 2,901	2,961,283
7.88%, 09/15/29	USD 1,000	1,080,313
		96,158,760
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	USD 968	966,191
6.63%, 02/01/32(a)	USD 1,100	1,112,219
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD 654	670,914
7.25%, 07/15/32(a)	USD 1,000	1,033,007
Buckeye Partners LP
4.13%, 03/01/25(a)(i)	USD 577	572,866
4.50%, 03/01/28(a)	USD 1,500	1,428,687
6.88%, 07/01/29(a)	USD 600	609,866
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD 750	713,698
7.50%, 12/15/33(a)	USD 700	740,613

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines
DT Midstream Inc.
4.13%, 06/15/29(a)	USD 1,590	$1,493,102
4.38%, 06/15/31(a)	USD 143	131,548
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)	USD 600	518,730
Energy Transfer LP
5.63%, 05/01/27(a)	USD 202	202,060
5.75%, 04/01/25(i)	USD 400	399,450
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(i)	USD 300	303,190
7.38%, 02/01/31(a)	USD 2,039	2,145,685
EnLink Midstream LLC, 6.50%, 09/01/30(a)	USD 488	513,947
EnLink Midstream Partners LP, 4.85%, 07/15/26	USD 3,001	2,987,974
EQM Midstream Partners LP
4.13%, 12/01/26	USD 100	97,839
4.50%, 01/15/29(a)	USD 1,016	978,040
5.50%, 07/15/28	USD 160	158,805
6.00%, 07/01/25(a)	USD 1,409	1,410,619
6.38%, 04/01/29(a)	USD 1,408	1,429,915
7.50%, 06/01/27(a)	USD 901	921,231
7.50%, 06/01/30(a)	USD 205	220,460
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)	USD 508	508,798
6.10%, 08/23/42(a)	USD 511	510,361
Harvest Midstream I LP, 7.50%, 05/15/32(a)	USD 1,300	1,331,037
Hess Midstream Operations LP
5.13%, 06/15/28(a)	USD 200	195,712
5.63%, 02/15/26(a)	USD 2,800	2,793,267
Kinetik Holdings LP, 5.88%, 06/15/30(a)(i)	USD 1,896	1,881,404
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD 982	988,341
8.38%, 02/15/32(a)	USD 2,300	2,318,037
NuStar Logistics LP
5.75%, 10/01/25	USD 1,071	1,067,605
6.00%, 06/01/26	USD 1,050	1,050,823
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	USD 64	63,118
4.95%, 07/15/29(a)	USD 1,213	1,139,464
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	USD 1,400	1,441,562
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD 1,200	1,152,451
6.00%, 03/01/27(a)	USD 300	297,722
6.00%, 12/31/30(a)	USD 1,522	1,428,420
7.38%, 02/15/29(a)	USD 580	581,910
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	USD 2,047	1,778,460
6.25%, 01/15/30(a)	USD 700	715,510
3.88%, 08/15/29(a)	USD 2,475	2,282,063
Venture Global LNG Inc.
7.00%, 01/15/30(a)	USD 2,272	2,286,024
8.13%, 06/01/28(a)	USD 4,972	5,159,857
9.50%, 02/01/29(a)	USD 4,700	5,194,933
		57,927,535
Real Estate — 0.6%
Adler Financing SARL
Series 1.5L, 14.00%, 12/31/29, (14.00% PIK)(j)	EUR 2,819	3,258,383
Series 1L, 12.50%, 12/31/28, (12.50% PIK)(j)	EUR 3,121	3,505,200
ADLER Real Estate GmbH, 3.00%, 04/27/26(c)	EUR 7,600	7,936,223
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(k)	EUR 6,442	6,354,234
Security	Par (000)	Value
Real Estate
Balder Finland OYJ, 1.00%, 01/20/29(c)	EUR 1,509	$1,463,383
Citycon OYJ, 3.63%, (5-year EURIBOR ICE Swap + 4.179%)(b)(c)(k)	EUR 2,495	2,300,332
Citycon Treasury BV
1.25%, 09/08/26(c)	EUR 1,041	1,068,143
1.63%, 03/12/28(c)	EUR 2,140	2,098,207
2.38%, 01/15/27(c)	EUR 1,335	1,388,045
Heimstaden Bostad AB
1.13%, 01/21/26(c)	EUR 400	422,468
2.63%, (5-year EUR Swap + 3.149%)(b)(c)(k)	EUR 550	528,206
3.25%, (5-year EUR Swap + 3.667%)(b)(c)(k)	EUR 1,767	1,878,039
Heimstaden Bostad Treasury BV
0.63%, 07/24/25(c)	EUR 600	638,505
1.38%, 03/03/27	EUR 2,236	2,310,112
Howard Hughes Corp. (The)
4.38%, 02/01/31(a)	USD 800	716,917
5.38%, 08/01/28(a)	USD 952	925,516
MAF Global Securities Ltd., 6.38%, (5-year CMT + 3.539%)(b)(c)(k)	USD 200	199,125
Unique Pub Finance Co. PLC (The), Series N, 6.46%, 03/30/32(c)	GBP 1,277	1,701,763
		38,692,801
Real Estate Investment Trusts — 0.6%
American Tower Corp.
0.40%, 02/15/27	EUR 3,000	3,074,340
0.88%, 05/21/29	EUR 5,390	5,266,549
1.95%, 05/22/26	EUR 456	488,118
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD 2,437	2,262,838
4.88%, 09/15/29(a)	USD 78	75,118
5.00%, 07/15/28(a)	USD 600	584,691
5.25%, 07/15/30(a)	USD 931	900,152
7.00%, 02/15/29(a)	USD 2,468	2,537,906
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD 310	292,173
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP 300	381,936
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	USD 2,148	2,045,962
5.88%, 10/01/28(a)	USD 1,323	1,309,227
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(i)	USD 1,315	1,259,035
4.75%, 10/15/27	USD 500	489,431
6.50%, 04/01/32(a)(i)	USD 700	708,307
7.25%, 07/15/28(a)	USD 800	829,773
SBA Communications Corp.
3.13%, 02/01/29	USD 3,407	3,100,513
3.88%, 02/15/27	USD 2,563	2,480,580
Service Properties Trust
3.95%, 01/15/28(i)	USD 1,726	1,481,225
4.38%, 02/15/30(i)	USD 2,317	1,753,614
4.95%, 02/15/27(i)	USD 700	651,996
4.95%, 10/01/29(i)	USD 1,828	1,461,026
5.50%, 12/15/27	USD 43	40,719
8.38%, 06/15/29	USD 500	488,631
8.88%, 06/15/32(i)	USD 802	745,728
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	USD 564	540,587
7.25%, 04/01/29(a)(i)	USD 2,200	2,251,242
		37,501,417
Retail — 1.3%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28(a)	USD 1,909	1,819,552
4.00%, 10/15/30(a)	USD 3,331	3,008,392
4.38%, 01/15/28(a)	USD 1,944	1,869,671
Advance Auto Parts Inc., 3.90%, 04/15/30(i)	USD 1,000	890,446

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD 461	$444,986
4.63%, 11/15/29(a)(i)	USD 600	561,792
4.75%, 03/01/30	USD 456	429,119
5.00%, 02/15/32(a)(i)	USD 1,300	1,197,569
Bath & Body Works Inc.
5.25%, 02/01/28	USD 1,800	1,774,993
6.63%, 10/01/30(a)(i)	USD 1,197	1,198,549
7.50%, 06/15/29(i)	USD 441	454,077
Bertrand Franchise Finance SAS
6.50%, 07/18/30(c)	EUR 2,788	3,150,313
6.96%, 07/18/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR 3,900	4,261,696
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP 7,136	9,684,600
Dufry One BV, 4.75%, 04/18/31(c)	EUR 1,715	1,915,990
Duomo Bidco SpA, 7.30%, 07/15/31, (3-mo. EURIBOR + 4.125%)(b)(c)	EUR 2,317	2,539,219
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	USD 1,697	1,685,122
5.88%, 04/01/29(a)(i)	USD 3,400	3,173,381
FirstCash Inc.
5.63%, 01/01/30(a)	USD 1,620	1,572,740
6.88%, 03/01/32(a)	USD 300	303,418
Fressnapf Holding SE, 5.25%, 10/31/31(c)	EUR 3,685	3,993,748
Gap Inc. (The)
3.63%, 10/01/29(a)(i)	USD 601	539,360
3.88%, 10/01/31(a)	USD 2,196	1,887,085
Goldstory SAS
6.75%, 02/01/30(c)	EUR 5,972	6,704,110
7.06%, 02/01/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR 4,916	5,371,442
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD 2,902	2,742,199
8.25%, 08/01/31(a)	USD 200	208,879
Lithia Motors Inc.
3.88%, 06/01/29(a)(i)	USD 923	847,043
4.38%, 01/15/31(a)(i)	USD 624	570,984
4.63%, 12/15/27(a)	USD 887	860,674
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(i)	USD 662	646,857
5.88%, 03/15/30(a)(i)	USD 1,100	1,063,866
6.13%, 03/15/32(a)(i)	USD 578	552,254
McDonald's Corp.
3.88%, 02/20/31(c)	EUR 1,300	1,455,786
4.13%, 11/28/35(c)	EUR 1,000	1,127,561
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	USD 726	645,131
4.75%, 09/15/29	USD 668	638,423
Nordstrom Inc.
4.25%, 08/01/31	USD 1,978	1,740,302
4.38%, 04/01/30	USD 203	184,007
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(i)	USD 2,100	1,669,546
3.45%, 06/01/26	USD 178	171,225
8.13%, 08/15/29(i)	USD 1,958	1,946,098
Yum! Brands Inc.
3.63%, 03/15/31(i)	USD 1,025	928,213
4.63%, 01/31/32	USD 457	428,448
4.75%, 01/15/30(a)	USD 2,117	2,048,448
5.38%, 04/01/32	USD 600	583,988
		81,491,302
Savings & Loans — 0.1%
Nationwide Building Society
5.75%, (5-year GUK + 5.625%)(b)(c)(k)	GBP 2,506	3,106,129
7.50%, (5-year GUK + 3.852%)(b)(c)(k)	GBP 1,725	2,207,620
		5,313,749
Security	Par (000)	Value
Semiconductors — 0.1%
ams-OSRAM AG
10.50%, 03/30/29(c)	EUR 1,963	$2,164,079
Series SEP, 10.50%, 03/30/29(c)	EUR 1,036	1,142,122
Entegris Inc., 4.75%, 04/15/29(a)	USD 4,097	3,969,001
		7,275,202
Software — 0.7%
Cedacri Mergeco SpA
8.17%, 05/15/28, (3-mo. EURIBOR + 4.625%)(b)(c)	EUR 7,127	7,733,012
9.04%, 05/15/28, (3-mo. EURIBOR + 5.500%)(b)(c)	EUR 1,719	1,874,517
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD 2,242	2,250,477
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(i)	USD 801	818,553
Cloud Software Group Inc.
6.50%, 03/31/29(a)(i)	USD 7,744	7,562,509
8.25%, 06/30/32(a)	USD 3,354	3,447,401
Continuum Energy Pte. Ltd., 1.00%, 09/11/27(e)	USD 1,650	1,709,895
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD 935	887,925
5.25%, 05/15/26(a)	USD 1,154	1,155,343
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL 7.88%, 05/01/29(c)	EUR 4,964	5,463,036
Open Text Corp.
3.88%, 02/15/28(a)	USD 1,927	1,812,513
3.88%, 12/01/29(a)	USD 265	241,762
Open Text Holdings Inc., 4.13%, 02/15/30(a)(i)	USD 1,240	1,138,375
TeamSystem SpA, 6.68%, 07/31/31, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR 3,183	3,479,187
UKG Inc., 6.88%, 02/01/31(a)(i)	USD 3,097	3,172,911
		42,747,416
Sovereign Debt Securities — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	USD 200	192,592
Telecommunications — 3.6%
Altice Financing SA
2.25%, 01/15/25(c)	EUR 200	215,374
5.00%, 01/15/28(a)	USD 1,000	845,646
5.75%, 08/15/29(a)	USD 1,202	985,791
9.63%, 07/15/27(a)	USD 1,100	1,070,674
Altice France SA, 5.13%, 07/15/29(a)	USD 2,000	1,495,907
Altice France SA/France
3.38%, 01/15/28(c)	EUR 1,000	830,769
4.00%, 07/15/29(c)	EUR 900	741,699
4.13%, 01/15/29(c)	EUR 2,000	1,647,941
4.25%, 10/15/29(c)	EUR 450	370,787
5.88%, 02/01/27(c)	EUR 465	407,326
11.50%, 02/01/27(c)	EUR 100	90,914
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(i)	USD 1,400	1,348,916
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(b)(c)	EUR 4,569	5,140,149
8.38%, 12/20/83, (5-year GUK + 3.820%)(b)(c)	GBP 3,300	4,573,475
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)	GBP 3,000	2,794,753
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(i)	USD 1,290	1,225,304
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(c)	USD 200	198,688
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD 2,697	2,651,299

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications
5.88%, 10/15/27(a)	USD 6,900	$6,885,217
8.75%, 05/15/30(a)	USD 3,504	3,709,422
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR 6,715	6,803,148
Iliad Holding SASU
5.63%, 10/15/28(c)	EUR 100	110,598
6.50%, 10/15/26(a)	USD 1,124	1,132,977
6.88%, 04/15/31(c)	EUR 10,397	12,031,154
7.00%, 10/15/28(a)	USD 3,100	3,140,054
8.50%, 04/15/31(a)(i)	USD 2,930	3,121,244
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(i)	USD 5,771	5,422,325
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR 4,240	4,612,059
Level 3 Financing Inc.
10.50%, 04/15/29(a)	USD 1,600	1,781,363
10.50%, 05/15/30(a)	USD 2,203	2,409,531
10.75%, 12/15/30(a)(i)	USD 874	976,579
11.00%, 11/15/29(a)	USD 2,759	3,112,612
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD 247	266,345
Lorca Telecom Bondco SA, 5.75%, 04/30/29(c)	EUR 4,865	5,521,095
Millicom International Cellular SA, 7.38%, 04/02/32(a)(i)	USD 461	470,912
Odido Group Holding BV, 5.50%, 01/15/30(c)	EUR 6,075	6,475,919
Optics Bidco SpA
1.63%, 01/18/29	EUR 1,000	1,002,546
5.25%, 03/17/55	EUR 3,200	3,451,598
7.75%, 01/24/33	EUR 1,478	1,986,387
Series 2033, 6.38%, 11/15/33(a)(i)	USD 813	819,284
Series 2034, 6.00%, 09/30/34(a)	USD 3,108	3,029,654
Series 2036, 7.20%, 07/18/36(a)	USD 2,627	2,702,440
Series 2038, 7.72%, 06/04/38(a)	USD 654	693,750
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	USD 3,200	3,132,303
SES SA, 2.88%, (5-year EURIBOR ICE Swap + 3.190%)(b)(c)(k)	EUR 3,000	3,047,875
SoftBank Group Corp.
3.38%, 07/06/29(c)	EUR 2,322	2,382,898
3.88%, 07/06/32(c)	EUR 3,616	3,618,639
4.00%, 09/19/29(c)	EUR 3,590	3,774,672
5.00%, 04/15/28(c)	EUR 100	109,863
5.38%, 01/08/29(c)	EUR 4,475	4,959,193
5.75%, 07/08/32(c)	EUR 11,874	13,207,067
Telecom Italia SpA/Milano, 2.75%, 04/15/25(c)	EUR 2,100	2,276,280
Telefonica Europe BV
3.88%, (8-year EUR Swap + 2.967%)(b)(c)(k)	EUR 500	543,875
6.14%, (7-year EUR Swap + 3.347%)(b)(c)(k)	EUR 1,500	1,753,997
7.13%, (6-year EUR Swap + 4.322%)(b)(c)(k)	EUR 1,100	1,316,563
Series ., 5.75%, (8-year EUR Swap + 3.121%)(b)(c)(k)	EUR 5,000	5,751,477
Series ., 6.75%, (8-year EUR Swap + 3.615%)(b)(c)(k)	EUR 1,800	2,185,561
T-Mobile USA Inc., 3.55%, 05/08/29	EUR 5,570	6,160,544
Turk Telekomunikasyon AS, 7.38%, 05/20/29(c)	USD 200	203,424
Viasat Inc.
6.50%, 07/15/28(a)(i)	USD 3,513	2,649,517
7.50%, 05/30/31(a)(i)	USD 6,294	4,129,243
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(c)	EUR 100	101,302
4.00%, 01/31/29(c)	GBP 5,856	6,795,921
4.25%, 01/31/31(a)	USD 900	776,403
4.50%, 07/15/31(c)	GBP 850	940,396
4.75%, 07/15/31(a)	USD 5,300	4,589,960
5.63%, 04/15/32(c)	EUR 5,300	5,765,328
7.75%, 04/15/32(a)	USD 300	300,362
Security	Par (000)	Value
Telecommunications
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(b)(c)	EUR 300	$320,867
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(b)(c)	EUR 5,290	5,345,649
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(i)	USD 2,248	2,021,555
4.88%, 10/03/78, (5-year GBP Swap + 3.267%)(b)(c)	GBP 1,424	1,823,214
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(b)(c)	EUR 200	237,238
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD 4,000	4,189,648
8.00%, 08/30/86, (5-year GUK + 3.837%)(b)(c)	GBP 6,388	8,957,668
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR 4,400	5,031,387
		216,703,514
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26(a)	USD 5,356	5,229,954
Transportation — 0.4%
Danaos Corp., 8.50%, 03/01/28(a)	USD 3,899	4,008,071
DSV Finance BV, 3.25%, 11/06/30(c)	EUR 2,420	2,632,705
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR 100	118,164
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP 5,682	7,401,757
Mobico Group PLC
2.38%, 11/20/28(c)	GBP 1,000	1,161,872
4.25%, (5-year GUK + 4.135%)(b)(c)(k)	GBP 2,800	3,302,822
Poste Italiane SpA, 2.63%, (5-year EURIBOR ICE Swap + 2.677%)(b)(c)(k)	EUR 2,555	2,557,560
SGL Group ApS, 7.95%, 04/22/30, (3-mo. EURIBOR + 4.750%)(b)	EUR 4,308	4,712,385
		25,895,336
Trucking & Leasing — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(c)	USD 256	252,736
Water — 0.0%
Thames Water Utilities Finance PLC
4.00%, 06/19/25(c)	GBP 300	311,416
4.00%, 04/18/27(c)	EUR 853	720,012
		1,031,428
Total Corporate Bonds & Notes — 41.9% (Cost: $2,543,235,101)		2,556,049,704
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(c)	USD 200	190,432
9.50%, 11/12/25(c)	USD 200	202,868
		393,300
Bahrain — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32(c)	USD 288	268,739
7.00%, 01/26/26(c)	USD 200	202,000
		470,739
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(a)	USD 200	195,500
Brazil — 1.0%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL 125,104	21,585,190
Series F, 10.00%, 01/01/27	BRL 229,891	37,711,426

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil
Brazilian Government International Bond
4.25%, 01/07/25	USD 200	$199,172
7.13%, 05/13/54	USD 553	551,977
		60,047,765
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(c)	USD 358	343,791
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)	USD 450	431,578
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27	USD 200	190,800
4.34%, 03/07/42	USD 463	402,347
		593,147
Colombia — 0.6%
Colombia Government International Bond
3.88%, 03/22/26	EUR 180	195,390
4.50%, 01/28/26(i)	USD 541	534,778
7.50%, 02/02/34	USD 213	210,870
7.75%, 11/07/36	USD 670	662,295
8.00%, 04/20/33	USD 415	425,998
8.00%, 11/14/35	USD 200	202,400
8.75%, 11/14/53	USD 200	203,300
Colombian TES
Series B, 5.75%, 11/03/27	COP 109,174,800	22,339,479
Series B, 6.00%, 04/28/28	COP 60,020,100	12,044,540
		36,819,050
Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(c)	USD 200	198,562
6.55%, 04/03/34(c)	USD 284	294,739
7.30%, 11/13/54(a)	USD 200	211,400
		704,701
Czech Republic — 0.2%
Czech Republic Government Bond
4.50%, 11/11/32	CZK 103,450	4,579,120
5.00%, 09/30/30	CZK 123,270	5,613,567
		10,192,687
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)	USD 739	685,423
4.88%, 09/23/32(a)	USD 522	475,542
5.95%, 01/25/27(c)	USD 581	581,291
6.88%, 01/29/26(c)	USD 196	198,156
10.75%, 06/01/36(a)	DOP 93,500	1,633,520
Dominican Republic International Bonds, 7.05%, 02/03/31(a)	USD 552	575,515
		4,149,447
Egypt — 0.1%
Egypt Government International Bond
4.75%, 04/16/26(c)	EUR 315	333,219
5.63%, 04/16/30(c)	EUR 324	298,685
7.50%, 01/31/27(c)	USD 200	198,626
7.50%, 02/16/61(a)	USD 436	305,745
7.63%, 05/29/32(c)	USD 629	550,375
7.90%, 02/21/48(c)	USD 405	303,244
8.50%, 01/31/47(a)(i)	USD 400	316,252
		2,306,146
El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(c)	USD 90	88,425
Security	Par (000)	Value
Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(c)	USD 200	$194,313
Ghana — 0.0%
Ghana Government International Bond
0.00%, 07/03/26(c)(f)	USD 8	7,520
0.00%, 01/03/30(c)(f)	USD 11	8,554
5.00%, 07/03/29(c)(d)	USD 62	52,636
6.00%, 07/03/35(c)(d)	USD 88	61,139
		129,849
Guatemala — 0.0%
Guatemala Government Bond
4.65%, 10/07/41(a)	USD 592	467,680
6.60%, 06/13/36(a)	USD 400	405,750
7.05%, 10/04/32(a)	USD 500	526,719
		1,400,149
Hungary — 0.1%
Hungary Government Bond, 7.00%, 10/24/35	HUF 718,400	1,918,930
Hungary Government International Bond
5.00%, 02/22/27(c)	EUR 323	364,747
5.25%, 06/16/29(a)	USD 536	530,975
5.38%, 09/12/33(c)	EUR 413	475,589
5.50%, 03/26/36(a)	USD 200	192,687
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR 573	668,275
		4,151,203
Indonesia — 0.3%
Indonesia Treasury Bond
7.00%, 05/15/27	IDR 68,090,000	4,386,046
7.13%, 06/15/38	IDR 150,911,000	9,706,049
8.25%, 05/15/36	IDR 62,206,000	4,369,679
		18,461,774
Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.88%, 10/17/31(c)	EUR 578	590,996
6.38%, 03/03/28(c)	USD 600	595,878
8.25%, 01/30/37(a)	USD 255	253,804
		1,440,678
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(c)	USD 281	277,951
7.50%, 01/13/29(c)	USD 200	202,500
7.75%, 01/15/28(c)	USD 200	205,000
		685,451
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 13.49%, 05/23/28(a)	KZT 344,000	700,621
Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(c)	USD 200	197,438
7.25%, 02/28/28(c)	USD 200	191,118
9.75%, 02/16/31(a)	USD 400	401,876
		790,432
Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR 200	225,980
Mexico — 1.2%
Mexican Bonos
7.50%, 05/26/33	MXN 194,205	8,284,717
Series M, 5.75%, 03/05/26	MXN 687,000	32,428,429
Series M, 7.75%, 11/23/34	MXN 36,504	1,557,114
Series M 20, 10.00%, 12/05/24	MXN 150,200	7,501,630
Series M 30, 8.50%, 11/18/38	MXN 242,121	10,579,277

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico
Mexico Bonos, 7.00%, 09/03/26	MXN 157,440	$7,445,933
Mexico Government International Bond
2.66%, 05/24/31	USD 564	468,649
3.75%, 01/11/28	USD 300	288,094
5.40%, 02/09/28	USD 200	200,813
6.34%, 05/04/53	USD 200	186,000
6.35%, 02/09/35	USD 619	621,166
		69,561,822
Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(c)	USD 200	197,000
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR 374	384,443
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(a)	USD 400	405,400
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(c)	USD 200	198,480
Nigeria — 0.0%
Nigeria Government International Bond
7.63%, 11/21/25(c)	USD 200	199,313
7.63%, 11/28/47(c)	USD 327	248,726
8.38%, 03/24/29(c)	USD 200	192,592
		640,631
Oman — 0.0%
Oman Government International Bond
6.50%, 03/08/47(c)	USD 213	214,331
6.75%, 01/17/48(c)	USD 689	710,531
		924,862
Pakistan — 0.0%
Pakistan Government International Bond, 6.88%, 12/05/27(c)	USD 302	273,121
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	USD 522	498,771
7.13%, 01/29/26	USD 186	189,662
7.50%, 03/01/31	USD 631	662,550
8.00%, 03/01/38	USD 286	301,015
		1,651,998
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(c)	USD 200	165,937
5.60%, 03/13/48(c)	USD 290	264,808
		430,745
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32(i)	USD 784	608,335
2.78%, 01/23/31	USD 603	523,103
6.95%, 08/12/31(a)	PEN 6,926	1,911,482
7.60%, 08/12/39(a)	PEN 6,753	1,841,849
		4,884,769
Poland — 0.3%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN 14,243	3,092,855
4.75%, 07/25/29	PLN 20,100	4,820,686
5.00%, 10/25/34	PLN 11,068	2,568,991
5.75%, 04/25/29	PLN 34,368	8,611,533
Security	Par (000)	Value
Poland
Republic of Poland Government International Bond
4.88%, 10/04/33	USD 147	$144,788
5.50%, 04/04/53	USD 466	450,976
		19,689,829
Qatar — 0.0%
Qatar Government International Bond, 3.25%, 06/02/26(c)	USD 200	196,063
Romania — 0.1%
Romania Government International Bond
2.12%, 07/16/31(c)	EUR 746	678,836
2.50%, 02/08/30(c)	EUR 657	643,186
2.75%, 04/14/41(c)	EUR 92	65,923
5.00%, 09/27/26(c)	EUR 97	108,390
Romanian Government International Bond
5.25%, 11/25/27(a)	USD 128	127,200
5.25%, 11/25/27(c)	USD 138	137,138
5.88%, 01/30/29(c)	USD 568	571,017
		2,331,690
Saudi Arabia — 0.0%
Saudi Government International Bond
4.00%, 04/17/25(c)	USD 200	199,000
4.50%, 04/17/30(c)	USD 600	590,062
4.75%, 01/18/28(c)	USD 200	201,063
5.00%, 01/18/53(a)	USD 561	492,453
		1,482,578
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(c)	EUR 129	129,840
6.25%, 05/23/33(c)	USD 400	329,780
		459,620
Serbia — 0.0%
Serbia International Bond
6.00%, 06/12/34(a)	USD 390	390,000
6.50%, 09/26/33(c)	USD 200	208,750
		598,750
South Africa — 0.5%
Republic of South Africa Government Bond
7.00%, 02/28/31	ZAR 90,211	4,482,132
8.00%, 01/31/30	ZAR 264,103	14,190,087
8.75%, 01/31/44	ZAR 98,015	4,444,129
9.00%, 01/31/40	ZAR 71,187	3,386,823
Republic of South Africa Government International Bond
4.88%, 04/14/26	USD 200	197,500
5.00%, 10/12/46	USD 464	335,240
5.88%, 04/20/32	USD 468	446,940
		27,482,851
Thailand — 0.2%
Thailand Government Bond
2.40%, 03/17/29	THB 268,769	8,016,086
3.45%, 06/17/43	THB 132,034	4,217,204
		12,233,290
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)	USD 200	195,200
6.40%, 06/26/34(a)	USD 466	466,699
		661,899
Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(c)	USD 200	195,250

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey — 0.0%
Turkiye Government International Bond, 9.38%, 01/19/33	USD 200	$228,250
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond, 2.50%, 04/16/25(c)	USD 200	197,250
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD 503	475,438
Uruguay Government International Bond
5.75%, 10/28/34	USD 533	561,329
9.75%, 07/20/33	UYU 20,872	512,530
		1,549,297
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(a)	EUR 363	395,223
7.85%, 10/12/28(a)	USD 200	208,500
7.85%, 10/12/28(c)	USD 316	329,430
		933,153
Zambia — 0.0%
Zambia Government International Bond
0.50%, 12/31/53(c)	USD 50	26,812
7.50%, 06/30/33(c)(d)	USD 108	94,429
		121,241
Total Foreign Government Obligations — 4.8% (Cost: $317,761,947)		292,831,008
Municipal Debt Obligations
Florida — 0.0%
Florida Development Finance Corp. RB AMT, 12.00%, 07/15/32(a)	$1,060	1,110,007
Texas — 0.0%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	1,480	1,512,585
Total Municipal Debt Obligations — 0.0% (Cost: $2,519,563)		2,622,592
U.S. Government Agency Obligations
Mortgage-Backed Securities — 9.8%
Uniform Mortgage-Backed Securities, 3.50%, 11/14/54(l)	668,610	597,701,304
Total U.S. Government Agency Obligations — 9.8% (Cost: $612,729,152)		597,701,304
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bill4.62%, 12/26/24(f)(m)	73	72,788
Total U.S. Treasury Obligations — 0.0% (Cost: $72,792)		72,788
Floating Rate Loan Interests
Aerospace & Defense — 0.0%
EM Bidco Ltd., 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.10%, 07/06/29(b)	EUR 1,200	1,307,428
TransDigm Inc., 2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 02/28/31(b)	USD 823	823,612
		2,131,040
Security	Par (000)	Value
Chemicals — 0.1%
Ineos Finance PLC, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 7.15%, 02/07/31(b)(n)	EUR 2,000	$2,174,891
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, 0.00%, 04/02/29(b)(n)	EUR 2,000	2,167,842
Rain Carbon GmbH, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.56%, 10/31/28(b)(n)	EUR 1,808	1,945,004
		6,287,737
Commercial Services — 0.5%
AlixPartners, LLP, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 6.35%, 02/04/28(b)	EUR 1,995	2,165,994
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 05/12/28(b)(n)	USD 1,119	1,116,407
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.90%, 05/12/28(b)(n)	EUR 1,985	2,140,739
Belron Finance 2019 LLC, 2024 USD Term Loan B, (Prime + 1.75%), 7.54%, 10/16/31(b)	USD 2,967	2,976,880
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 05/04/28(b)(n)	USD 1,925	1,928,158
Eagle Bidco Ltd., 2021 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.65%, 03/20/28(b)	EUR 2,000	2,165,340
Finco Utilitas SARL, EUR Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.60%, 09/26/30(b)	EUR 2,000	2,179,046
Galileo Global Education Operations, 2021 EUR Term Loan B, 07/14/28(b)(n)	EUR 2,000	2,171,801
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.29%, 02/01/29(b)	USD 744	742,254
Holding Socotec SAS, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.85%, 06/02/28(b)	EUR 2,000	2,171,562
Inspired FinCo Holdings Ltd., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.00%), 7.15%, 02/28/31(b)	EUR 2,000	2,180,547
Mavis Tire Express Services Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.19%, 05/04/28(b)	USD 997	999,056
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B, 07/15/29(b)(n)	EUR 2,000	2,178,415
TMF Group Holding BV, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.99%, 05/03/28(b)	EUR 2,000	2,179,851
		27,296,050
Computers — 0.2%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 09/29/31(b)	USD 2,219	2,217,336
Indy U.S. Holdco LLC, 2024 EUR Term Loan B, 03/06/28(b)(n)	EUR 2,000	2,173,999
McAfee Corp.
2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 03/01/29(b)	USD 2,582	2,573,992
2024 EUR Term Loan B, 03/01/29(b)(n)	EUR 2,633	2,849,614
		9,814,941

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.0%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 6.63%, 02/23/29(b)	EUR 2,000	$2,169,234
Distribution & Wholesale — 0.2%
Ammega Group BV, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.35%, 12/30/28(b)	EUR 1,769	1,926,016
Barentz International BV, EUR Term Loan, 03/01/31(b)(n)	EUR 2,000	2,181,917
Parts Europe SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.70%, 02/03/31(b)	EUR 2,000	2,177,001
Quimper AB, EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 2.93%), 6.25%, 02/16/26(b)	EUR 2,000	2,166,363
Windsor Holdings III LLC, 2024 EUR 1st Lien Term Loan B, 08/01/30(b)(n)	EUR 400	435,565
		8,886,862
Engineering & Construction — 0.0%
Circet Europe SASU, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.60%, 10/13/28(b)	EUR 1,500	1,611,393
Entertainment — 0.2%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.14%, 10/02/28(b)(n)	USD 1,735	1,672,063
Banijay Entertainment SASU, EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 7.03%, 03/01/28(b)	EUR 2,000	2,185,964
Caesars Entertainment Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.44%, 02/06/31(b)(n)	USD 3,543	3,541,433
Entain PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 6.92%, 06/30/28(b)	EUR 1,611	1,754,371
Tackle SARL, 2021 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.91%, 05/22/28(b)	EUR 3,000	3,247,553
		12,401,384
Environmental Control — 0.0%
Beauparc, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.65%), 7.32%, 08/24/28(b)	EUR 1,000	1,084,867
Food — 0.2%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.09%, 05/14/31(b)	EUR 2,724	2,914,201
Froneri International Ltd., 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 5.56%, 09/17/31(b)	EUR 2,000	2,170,692
Market Bidco Ltd., EUR Term Loan B1, 11/04/27(b)(n)	EUR 2,000	2,164,622
ZF Invest SAS, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.48%), 6.66%, 07/12/28(b)	EUR 2,000	2,143,650
		9,393,165
Food Service — 0.0%
PAX Holdco Spain SL, 2024 EUR Term Loan B3, 12/31/29(b)(n)	EUR 2,000	2,168,429
Forest Products & Paper — 0.0%
SpA Holdings 3 Oy, EUR Term Loan B, 02/04/28(b)(n)	EUR 2,000	2,172,280
Security	Par (000)	Value
Health Care - Products — 0.1%
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 05/10/27(b)(n)	$1,855	$1,852,707
Medline Borrower LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.44%, 10/23/28(b)(n)	3,736	3,739,115
		5,591,822
Health Care - Services — 0.2%
Elsan SAS, 2021 EUR Term Loan B5, (3-mo. EURIBOR at 0.00% Floor + 3.35%), 6.83%, 06/16/28(b)	EUR 2,000	2,157,835
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29(b)(n)	EUR 2,000	2,124,332
Mehilainen Yhtiot OYJ, 2024 EUR 1st Lien Term Loan B5A, 08/05/31(b)(n)	EUR 2,000	2,180,938
Nidda Healthcare Holding AG, 2024 EUR Term Loan B3, 02/21/30(b)(n)	EUR 2,000	2,177,632
Synlab Bondco PLC, 2023 EUR Term Loan B, 12/23/30(b)(n)	EUR 2,000	2,174,140
		10,814,877
Holding Companies - Diversified — 0.0%
Median B V, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 8.27%, 10/14/27(b)	EUR 2,000	2,137,820
Leisure Time — 0.0%
HNVR Holdco Ltd., 2024 EUR Term Loan D2, (6-mo. EURIBOR at 0.00% Floor + 4.25%), 7.30%, 09/12/27(b)	EUR 1,167	1,271,553
Lodging — 0.1%
Casper BidCo SAS, 2024 EUR Term Loan B, 03/21/31(b)(n)	EUR 2,000	2,176,979
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 01/27/29(b)(n)	USD 1,289	1,289,377
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 08/02/28(b)(n)	USD 1,195	1,189,945
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 03/14/31(b)(n)	USD 1,434	1,431,298
		6,087,599
Manufacturing — 0.1%
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.01%, 03/16/29(b)(n)	EUR 2,000	2,175,260
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.04%, 07/12/29(b)	EUR 1,880	2,047,150
Rubix Group Midco 3 Ltd., 2024 EUR Term Loan, 09/30/28(b)(n)	EUR 2,000	2,175,043
		6,397,453
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, (3-mo. CME Term SOFR + 1.75%), 6.34%, 02/01/27(b)	USD 317	316,791
Vmed O2 U.K. Holdco 4 Ltd., 2020 EUR Term Loan R, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 6.50%, 01/31/29(b)	EUR 2,500	2,701,318
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 6.25%, 01/31/29(b)(n)	EUR 2,000	2,137,102
		5,155,211

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 0.0%
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 08/18/30(b)	$257	$257,580
Municpal Debt Securities — 0.0%
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, 06/13/31(b)(n)	EUR 1,483	1,619,092
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings Inc, Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.86%, 04/13/29(b)	USD 2,244	2,237,965
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, 11/29/29(b)(n)	EUR 2,000	2,175,434
		4,413,399
Pharmaceuticals — 0.1%
Advanz Pharma Corp., 2024 EUR Term Loan B, 10/17/31(b)(n)	EUR 2,000	2,170,975
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, 09/30/28(b)(n)	EUR 2,000	2,178,719
Ceva Sante Animale, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.85%, 11/08/30(b)(n)	EUR 2,000	2,177,175
		6,526,869
Real Estate — 0.0%
Apleona Holding GmbH, 2024 EUR Term Loan B3, 04/28/28(b)(n)	EUR 1,843	2,005,249
Retail — 0.1%
Elvis U.K. Holdco Ltd., 2021 EUR Term Loan, 10/19/28(b)(n)	EUR 1,000	1,088,773
Peer Holding III BV, 2019 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.60%, 01/16/27(b)(n)	EUR 1,800	1,963,334
QSRP Finco BV, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.25%), 8.96%, 06/19/31(b)	EUR 2,000	2,177,675
		5,229,782
Software — 0.4%
Boxer Parent Co. Inc., 2024 EUR Term Loan B, 07/30/31(b)(n)	EUR 1,990	2,156,505
Claudius Finance SARL, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.59%, 07/10/28(b)(n)	EUR 2,000	2,173,868
Cloud Software Group Inc.
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29(b)(n)	USD 2,219	2,218,439
2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 03/29/30(b)(n)	EUR 1,503	1,637,329
Helios Software Holdings, Inc., 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.10%, 03/11/28(b)	EUR 1,688	1,821,522
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(b)(n)	USD 7,551	7,496,708
Rocket Software, Inc., 2023 EUR Term Loan B, 11/28/28(b)(n)	EUR 2,000	2,176,718
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.85%, 06/29/28(b)	EUR 2,500	2,685,382
		22,366,471
Telecommunications — 0.1%
Lorca Holdco Ltd., 2024 EUR Term Loan B3, 03/25/31(b)(n)	EUR 3,000	3,266,578
Security	Par (000)	Value
Telecommunications
Odido Holding BV, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.25%, 03/30/29(b)	EUR 2,000	$2,183,332
Telenet International Finance SARL, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 5.50%, 04/30/29(b)	EUR 2,000	2,132,403
		7,582,313
Trucking & Leasing — 0.1%
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, 03/31/28(b)(n)	GBP 4,162	5,380,111
Total Floating Rate Loan Interests — 2.9% (Cost: $178,728,021)		178,254,583
	Shares
Investment Companies
Exchange Traded Funds — 3.1%
iShares Broad USD High Yield Corporate Bond ETF(o)	1,179,391	43,790,788
iShares iBoxx $ High Yield Corporate Bond ETF(i)(o)	1,861,485	147,317,923
		191,108,711
Total Investment Companies — 3.1% (Cost $188,034,517)		191,108,711
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(p)	12,300	660,879
Total Preferred Stocks — 0.0% (Cost $615,000)		660,879
Total Long-Term Investments — 100.0% (Cost: $6,126,040,835)		6,104,606,249
Short-Term Securities
Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(o)(q)(r)	963,215,364	963,889,615
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(o)(q)	100,000	100,000
Total Short-Term Securities — 15.8% (Cost: $963,842,947)		963,989,615
Options Purchased — 0.0% (Cost: $980,000)		78,302
Total Investments Before TBA Sales Commitments and Options Written — 115.8% (Cost: $7,090,863,782)		7,068,674,166

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TBA Sales Commitments
Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities, 3.50%, 11/14/54(l)	$(30,848)	$(27,576,472)
Total TBA Sales Commitments — (0.5)% (Proceeds: $(27,660,829))		(27,576,472)
Options Written — (0.0%) (Premiums Received: $(2,007,619))		(1,887,201)
Total Investments, Net of TBA Sales Commitments and Options Written, Net of TBA Sales Commitments and Options Written — 115.3% (Cost: $7,061,195,334)		7,039,210,493
Liabilities in Excess of Other Assets — (15.3)%		(934,561,642)
Net Assets — 100.0%		$6,104,648,851

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	All or a portion of this security is on loan.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Represents or includes a TBA transaction.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Fund.
(p)	Convertible security.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$459,279,101	$504,384,034 (a)	$—	$113,215	$113,265	$963,889,615	963,215,364	$5,808,133 (b)	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	1,275	—
iShares Broad USD High Yield Corporate Bond ETF	—	48,363,114	(4,553,783)	16,961	(35,504)	43,790,788	1,179,391	278,053	—
iShares iBoxx $ High Yield Corpo- rate Bond ETF	137,251,634	113,743,013	(104,815,685)	69,928	1,069,033	147,317,923	1,861,485	2,504,299	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	27,821,776	—	(28,029,455)	657,662	(449,983)	—	—	99,657	—
				$857,766	$696,811	$1,155,098,326		$8,691,417	$10

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	376	12/19/24	$42,776	$(1,665,582)
Long Gilt	214	12/27/24	25,950	(1,397,096)
5-Year U.S. Treasury Note	7,398	12/31/24	793,493	(19,117,164)
3-Month SOFR	240	03/17/26	74,226	(364,986)
				(22,544,828)

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
30-Year Euro Buxl Bond	(14)	12/06/24	$2,016	$23,437
Euro BOBL	(1,402)	12/06/24	180,182	1,402,390
Euro Bund	(1,046)	12/06/24	149,960	2,323,706
Euro-Schatz	(214)	12/06/24	24,800	83,642
10-Year U.S. Treasury Note	(693)	12/19/24	76,555	376,677
U.S. Long Bond	(75)	12/19/24	8,850	503,776
Ultra U.S. Treasury Bond	(598)	12/19/24	75,049	3,448,922
2-Year U.S. Treasury Note	(1,239)	12/31/24	255,185	3,061,453
3-Month SOFR	(451)	03/18/25	107,806	354,469
				11,578,472
				$(10,966,356)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,920,023	BRL	16,871,603	BNP Paribas SA	11/04/24	$1,515
USD	159,124	BRL	919,400	Citibank N.A.	11/04/24	83
USD	3,170,142	BRL	18,184,979	Goldman Sachs & Co.	11/04/24	24,442
GBP	3,604,000	USD	4,637,254	BNP Paribas SA	11/05/24	9,920
USD	19,073,059	COP	79,946,850,367	Citibank N.A.	11/20/24	1,045,348
USD	9,062,996	CZK	203,160,921	Bank of America N.A.	11/20/24	332,859
USD	2,017,988	CZK	45,480,248	BNP Paribas SA	11/20/24	63,632
USD	419,679	HUF	149,171,347	Citibank N.A.	11/20/24	22,477
USD	1,843,738	HUF	651,566,837	UBS AG	11/20/24	108,794
USD	3,680,962	IDR	55,998,475,193	Deutsche Bank Securities Inc.	11/20/24	116,368
USD	11,742,447	IDR	178,420,612,666	Morgan Stanley & Co. LLC	11/20/24	385,048
USD	10,882,292	MXN	212,653,585	BNP Paribas SA	11/20/24	284,383
USD	3,658,022	MXN	71,611,852	Goldman Sachs & Co.	11/20/24	89,139
USD	8,614,979	PEN	32,348,563	Barclays Bank PLC	11/20/24	44,342
USD	1,945,005	PEN	7,322,943	Citibank N.A.	11/20/24	4,817
USD	12,171,821	PLN	46,715,668	Barclays Bank PLC	11/20/24	506,247
USD	904,174	PLN	3,479,112	Morgan Stanley & Co. LLC	11/20/24	35,389
USD	8,245,804	THB	271,082,611	Goldman Sachs & Co.	11/20/24	204,212
USD	4,477,058	ZAR	77,970,065	Bank of America N.A.	11/20/24	60,457
USD	1,135,445	ZAR	19,969,143	Goldman Sachs & Co.	11/20/24	4,297
USD	12,684,536	ZAR	223,164,111	UBS AG	11/20/24	43,443
USD	21,159,006	BRL	116,372,415	Deutsche Bank Securities Inc.	11/21/24	1,073,412
USD	3,318,155	BRL	18,573,437	UBS AG	11/21/24	112,425
CHF	822,713	USD	954,000	Barclays Bank PLC	11/26/24	984
EUR	1,427,335	USD	1,550,585	Bank of America N.A.	11/26/24	3,398
EUR	572,000	USD	621,959	BNP Paribas SA	11/26/24	795
INR	169,893,014	USD	2,017,823	UBS AG	11/26/24	1,212
RON	9,321,582	USD	2,023,921	Goldman Sachs & Co.	11/26/24	13,309
TWD	96,432,898	USD	3,019,000	BNP Paribas SA	11/26/24	5,807
USD	1,550,585	GBP	1,189,139	Bank of America N.A.	11/26/24	17,298
USD	2,031,506	GBP	1,565,000	Barclays Bank PLC	11/26/24	13,580
USD	6,856,941	PLN	27,433,305	Bank of America N.A.	11/26/24	7,733
USD	1,516,602	SEK	15,941,652	Morgan Stanley & Co. International PLC	11/26/24	18,773
USD	79,628	COP	340,324,800	Barclays Bank PLC	11/27/24	2,967
USD	2,988,286	COP	12,780,598,482	Morgan Stanley & Co. LLC	11/27/24	109,325
USD	68,539	HUF	25,389,000	Citibank N.A.	11/27/24	960
USD	50,584	MXN	1,016,100	Barclays Bank PLC	11/27/24	6
ZAR	628,000	USD	35,384	BNP Paribas SA	11/27/24	168

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	100,553,000	USD	109,128,878	Barclays Bank PLC	12/18/24	$452,091
INR	118,762,552	USD	1,408,765	Barclays Bank PLC	12/18/24	1,285
USD	285,653	AUD	426,000	Citibank N.A.	12/18/24	5,182
USD	38,575,930	BRL	220,720,401	Bank of America N.A.	12/18/24	587,505
USD	7,911,000	BRL	44,695,328	Barclays Bank PLC	12/18/24	218,439
USD	3,618,229	BRL	20,460,000	Morgan Stanley & Co. LLC	12/18/24	96,837
USD	7,043,824	CHF	5,922,754	Morgan Stanley & Co. International PLC	12/18/24	151,520
USD	7,170,011	CHF	6,011,000	UBS AG	12/18/24	175,015
USD	10,215,272	COP	43,974,396,395	Barclays Bank PLC	12/18/24	336,077
USD	6,793,089	COP	28,797,466,000	BNP Paribas SA	12/18/24	323,511
USD	5,482,601	EUR	4,899,000	Bank of America N.A.	12/18/24	143,753
USD	23,991,739	EUR	21,643,000	Barclays Bank PLC	12/18/24	405,562
USD	139,552,167	EUR	125,392,000	BNP Paribas SA	12/18/24	2,902,074
USD	225,592,754	EUR	202,387,000	Deutsche Bank Securities Inc.	12/18/24	5,034,803
USD	653,472	EUR	596,000	Goldman Sachs & Co.	12/18/24	3,961
USD	103,750,236	EUR	93,279,000	Morgan Stanley & Co. LLC	12/18/24	2,096,349
USD	1,104,212,088	EUR	989,125,000	UBS AG	12/18/24	26,280,291
USD	171,633,755	GBP	130,625,000	Barclays Bank PLC	12/18/24	3,213,403
USD	47,075,986	GBP	35,725,000	Deutsche Bank Securities Inc.	12/18/24	1,014,228
USD	14,352,474	GBP	10,838,000	Morgan Stanley & Co. LLC	12/18/24	378,581
USD	34,995,539	GBP	26,579,000	UBS AG	12/18/24	726,107
USD	5,779,603	MXN	113,288,518	Barclays Bank PLC	12/18/24	160,379
USD	31,337,190	MXN	611,810,677	BNP Paribas SA	12/18/24	990,766
USD	4,320,032	THB	143,122,660	Barclays Bank PLC	12/18/24	66,126
ZAR	1,971,033	USD	109,000	Deutsche Bank Securities Inc.	12/18/24	2,380
ZAR	128,976,000	USD	7,262,996	Morgan Stanley & Co. LLC	12/18/24	25,254
USD	4,594,042	EUR	4,193,580	Deutsche Bank Securities Inc.	01/16/25	17,952
						50,578,795
BRL	16,871,603	USD	3,009,000	BNP Paribas SA	11/04/24	(90,492)
BRL	919,400	USD	161,673	Citibank N.A.	11/04/24	(2,632)
BRL	18,184,979	USD	3,147,334	Goldman Sachs & Co.	11/04/24	(1,633)
HUF	946,000,339	USD	2,676,303	BNP Paribas SA	11/20/24	(157,363)
MXN	41,208,168	USD	2,083,556	UBS AG	11/20/24	(29,885)
PEN	30,969,708	USD	8,299,245	Citibank N.A.	11/20/24	(93,931)
PLN	23,680,873	USD	6,170,979	Barclays Bank PLC	11/20/24	(257,524)
USD	2,446,224	PLN	9,807,934	Morgan Stanley & Co. LLC	11/20/24	(2,958)
USD	511,973	UYU	21,548,975	Citibank N.A.	11/20/24	(7,530)
USD	3,416,956	ZAR	60,515,759	Barclays Bank PLC	11/20/24	(10,949)
BRL	844,075	USD	154,303	Goldman Sachs & Co.	11/21/24	(8,618)
AUD	3,040,000	USD	2,023,883	Deutsche Bank Securities Inc.	11/26/24	(22,785)
BRL	105,388,175	USD	18,478,399	Goldman Sachs & Co.	11/26/24	(298,464)
CLP	6,482,422,208	USD	6,833,673	BNP Paribas SA	11/26/24	(92,541)
CNH	109,289,902	USD	15,389,732	Goldman Sachs & Co.	11/26/24	(20,611)
COP	23,364,908,181	USD	5,440,152	Deutsche Bank Securities Inc.	11/26/24	(176,181)
CZK	176,298,515	USD	7,603,833	UBS AG	11/26/24	(27,116)
GBP	1,260,506	USD	1,643,443	Citibank N.A.	11/26/24	(18,135)
HUF	2,431,515,272	USD	6,599,611	Deutsche Bank Securities Inc.	11/26/24	(127,186)
IDR	183,227,590,076	USD	11,819,381	Morgan Stanley & Co. International PLC	11/26/24	(160,243)
KRW	2,401,416,530	USD	1,756,876	UBS AG	11/26/24	(9,317)
MXN	187,866,149	USD	9,384,421	Barclays Bank PLC	11/26/24	(31,556)
MYR	63,124,844	USD	14,693,865	Barclays Bank PLC	11/26/24	(271,323)
NOK	44,747,577	USD	4,095,862	Barclays Bank PLC	11/26/24	(27,401)
PEN	10,216,884	USD	2,717,401	BNP Paribas SA	11/26/24	(10,661)
PHP	113,079,204	USD	1,963,000	UBS AG	11/26/24	(23,028)

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	7,594,492	USD	1,915,890	BNP Paribas SA	11/26/24	$(19,791)
SGD	5,681,624	USD	4,342,000	Barclays Bank PLC	11/26/24	(35,106)
THB	372,180,426	USD	11,242,430	Citibank N.A.	11/26/24	(197,577)
USD	1,915,890	EUR	1,760,626	BNP Paribas SA	11/26/24	(956)
USD	2,054,000	SGD	2,712,605	Barclays Bank PLC	11/26/24	(2,261)
USD	3,019,000	TWD	96,774,045	Barclays Bank PLC	11/26/24	(16,507)
ZAR	35,770,212	USD	2,035,000	Barclays Bank PLC	11/26/24	(9,842)
ZAR	23,159,975	USD	1,316,689	BNP Paribas SA	11/26/24	(5,469)
AUD	48,000	USD	32,153	Goldman Sachs & Co.	11/27/24	(556)
CLP	19,820,800	USD	20,926	Bank of America N.A.	11/27/24	(314)
GBP	18,000	USD	23,414	Barclays Bank PLC	11/27/24	(205)
HUF	13,766,000	USD	36,741	UBS AG	11/27/24	(100)
JPY	24,060,300	USD	160,934	Barclays Bank PLC	11/27/24	(2,132)
USD	40,254	CNH	286,600	BNP Paribas SA	11/27/24	(53)
USD	951,585	EUR	877,900	BNP Paribas SA	11/27/24	(4,249)
USD	16,672	TWD	534,900	Barclays Bank PLC	11/27/24	(107)
BRL	919,400	USD	160,635	Goldman Sachs & Co.	12/03/24	(2,153)
USD	1,377,355	PEN	5,252,955	Goldman Sachs & Co.	12/11/24	(14,108)
BRL	33,449,320	USD	5,857,147	Bank of America N.A.	12/18/24	(100,149)
IDR	21,809,260,017	USD	1,408,765	BNP Paribas SA	12/18/24	(22,495)
IDR	19,273,971,000	USD	1,241,000	Citibank N.A.	12/18/24	(15,882)
MXN	217,308,972	USD	10,982,147	Morgan Stanley & Co. International PLC	12/18/24	(203,404)
USD	3,625,136	EUR	3,334,000	Deutsche Bank Securities Inc.	12/18/24	(8,201)
USD	2,527,661	EUR	2,326,000	UBS AG	12/18/24	(7,175)
USD	4,636,907	GBP	3,604,000	BNP Paribas SA	12/18/24	(9,883)
USD	5,081,000	MXN	103,484,813	Barclays Bank PLC	12/18/24	(51,951)
USD	1,029,464	MXN	20,897,000	BNP Paribas SA	12/18/24	(7,048)
USD	5,731,592	MXN	116,246,000	Morgan Stanley & Co. LLC	12/18/24	(34,326)
COP	10,336,000,000	USD	2,598,291	Citibank N.A.	02/21/25	(294,997)
COP	2,473,143,000	USD	596,945	BNP Paribas SA	02/24/25	(46,022)
						(3,093,082)
						$47,485,713
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America N.A.	1,400,000	11/15/24	USD	76.00	USD	110,796	$78,302
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America N.A.	1,400,000	11/15/24	USD	80.00	USD	110,796	$(59,094)
Put
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America N.A.	1,400,000	11/15/24	USD	73.00	USD	110,796	(155,162)
								$(214,256)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 12/05/29	2.90%	Annual	1-Day SOFR, 4.90%	Annual	Bank of America N.A.	12/03/24	2.90	USD	25,000	$(6,386)

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
5-Year Interest Rate Swap, 02/26/30	2.62%	Annual	1-Day SOFR, 4.90%	Annual	Bank of America N.A.	02/24/25	2.62	USD	100,000	$(108,127)
										(114,513)
Put
10-Year Interest Rate Swap, 10/04/34	1-Day SOFR, 4.90%	Annual	3.70%	Annual	Goldman Sachs Inter- national	01/02/25	3.70	USD	34,657	(697,232)
5-Year Interest Rate Swap, 02/26/30	1-Day SOFR, 4.90%	Annual	3.92%	Annual	Deutsche Bank AG	02/24/25	3.92	USD	100,000	(861,200)
										(1,558,432)
										$(1,672,945)
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.42.V1	1.00	Quarterly	12/20/29	USD	582	$16,917	$15,562	$1,355
ITRAXX.ASIA.XJ.IG.42.V1	1.00	Quarterly	12/20/29	USD	238	(3,441)	(2,995)	(446)
						$13,476	$12,567	$909
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 10.71%	Monthly	10.14%	Monthly	N/A	10/17/25	MXN	19,224	$(574)	$2	$(576)
8.02%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	3/26/2025(a)	03/26/26	ZAR	56,000	(17,718)	9	(17,727)
8.45%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	3/26/2025(a)	03/26/26	ZAR	19,911	(10,764)	4	(10,768)
8.18%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	N/A	04/02/26	ZAR	18,167	(8,701)	—	(8,701)
8.15%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	5/7/2025(a)	05/07/26	ZAR	102,594	(40,266)	18	(40,284)
7.97%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	6/6/2025(a)	06/06/26	ZAR	71,669	(21,639)	12	(21,651)
6.80%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	9/5/2025(a)	09/05/26	ZAR	71,746	21,029	13	21,016
6.92%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	9/23/2025(a)	09/23/26	ZAR	79,197	17,497	14	17,483
3.43%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/03/26	USD	160,000	1,739,579	9,649	1,729,930
28-Day MXIBTIIE, 10.71%	Monthly	9.81%	Monthly	N/A	10/20/26	MXN	115,784	(4,510)	26	(4,536)
1-Day SOFR, 4.90%	At Termination	4.17%	At Termination	10/23/2025(a)	10/23/26	USD	1,786	8,013	4	8,009
1-Day SOFR, 4.90%	At Termination	4.21%	At Termination	10/27/2025(a)	10/27/26	USD	3,655	17,886	6	17,880
7.25%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	3/19/2025(a)	03/19/27	ZAR	94,421	17,396	26	17,370
1-Day SOFR, 4.90%	Annual	4.20%	Annual	10/23/2025(a)	10/23/27	USD	930	8,758	5	8,753
1-Day SOFR, 4.90%	Annual	3.92%	Annual	11/3/2025(a)	11/03/27	USD	479	2,071	2	2,069
1-Day SOFR, 4.90%	Annual	3.95%	Annual	11/3/2025 (a)	11/03/27	USD	479	2,335	2	2,333
1-Day SOFR, 4.90%	Annual	3.99%	Annual	11/3/2025(a)	11/03/27	USD	957	5,288	5	5,283

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.90%	Annual	3.84%	Annual	11/17/2025(a)	11/17/27	USD	2,226	$6,529	$10	$6,519
28-Day MXIBTIIE, 10.71%	Monthly	9.02%	Monthly	N/A	10/05/29	MXN	104,230	(116,011)	49	(116,060)
28-Day MXIBTIIE, 10.71%	Monthly	9.47%	Monthly	N/A	10/19/29	MXN	23,169	(3,749)	11	(3,760)
28-Day MXIBTIIE, 10.71%	Monthly	9.49%	Monthly	N/A	10/19/29	MXN	53,302	(6,469)	25	(6,494)
1-Day SOFR, 4.90%	Annual	3.67%	Annual	N/A	10/22/29	USD	325,000	(1,844,522)	3,038	(1,847,560)
1-Day MIBOR, 6.61%	At Termination	6.12%	At Termination	12/18/2024(a)	12/18/29	INR	1,511,373	(122,763)	201	(122,964)
1-Day MIBOR, 6.61%	At Termination	6.12%	At Termination	12/18/2024(a)	12/18/29	INR	1,511,373	(128,004)	200	(128,204)
1-Day SOFR, 4.90%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	(55,731)	234	(55,965)
1-Day MIBOR, 6.61%	At Termination	6.44%	At Termination	N/A	09/18/34	INR	1,600,000	145,284	347	144,937
								$(389,756)	$13,912	$(403,668)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.40%	At Termination	10.98%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	$281,891	$12,140	$—	$12,140
1-Day BZDIOVER, 0.40%	At Termination	10.93%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	25,031	(86)	—	(86)
1-Day BZDIOVER, 0.40%	At Termination	11.02%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	68,110	92	—	92
10.05%	At Termination	1-Day COOIS, 9.64%	At Termination	Citibank N.A.	N/A	03/18/25	COP	2,274,621	1,596	—	1,596
10.02%	At Termination	1-Day COOIS, 9.64%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	4,642,774	3,195	—	3,195
9.87%	At Termination	1-Day COOIS, 9.64%	At Termination	Bank of America N.A.	N/A	04/03/25	COP	9,000,135	6,254	—	6,254
10.22%	At Termination	1-Day COOIS, 9.64%	At Termination	Citibank N.A.	N/A	04/18/25	COP	3,684,949	(1,663)	—	(1,663)
9.73%	At Termination	1-Day COOIS, 9.64%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	9,480,547	1,193	—	1,193
9.81%	At Termination	1-Day COOIS, 9.64%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	14,171,925	(707)	—	(707)
1-Day BZDIOVER, 0.40%	At Termination	10.98%	At Termination	BNP Paribas S.A.	N/A	07/01/25	BRL	41,865	(46,426)	—	(46,426)
1-Day BZDIOVER, 0.40%	At Termination	11.50%	At Termination	Citibank N.A.	N/A	07/01/25	BRL	10,151	(5,842)	—	(5,842)
1-Day BZDIOVER, 0.40%	At Termination	11.83%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	11,553	(2,896)	—	(2,896)

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.40%	At Termination	12.16%	At Termination	BNP Paribas S.A.	N/A	07/01/25	BRL	$47,913	$(1,454)	$—	$(1,454)
8.54%	At Termination	1-Day COOIS, 9.64%	At Termination	Goldman Sachs International	N/A	09/09/25	COP	8,791,289	3,030	—	3,030
4.84%	At Termination	1-Day CLP Interbank Rate, 24,560.22%	At Termination	Morgan Stanley & Co. International PLC	N/A	10/21/25	CLP	889,638	(283)	—	(283)
7.25%	At Termination	1-Day COOIS, 9.64%	At Termination	Barclays Bank PLC	N/A	09/25/26	COP	3,414,354	10,989	—	10,989
1-Day BZDIOVER, 0.40%	At Termination	9.79%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	1,292	(16,173)	—	(16,173)
1-Day BZDIOVER, 0.40%	At Termination	9.71%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	1,961	(25,185)	—	(25,185)
1-Day BZDIOVER, 0.40%	At Termination	9.96%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	1,318	(14,849)	—	(14,849)
1-Day BZDIOVER, 0.40%	At Termination	10.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	2,782	(30,036)	—	(30,036)
1-Day BZDIOVER, 0.40%	At Termination	10.81%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,713	(12,475)	—	(12,475)
11.57%	At Termination	1-Day BZDIOVER, 0.40%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	15,030	61,535	—	61,535
11.49%	At Termination	1-Day BZDIOVER, 0.40%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	28,346	132,010	—	132,010
1-Day BZDIOVER, 0.40%	At Termination	11.68%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	5,534	(22,407)	—	(22,407)
12.21%	At Termination	1-Day BZDIOVER, 0.40%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	6,119	13,608	—	13,608
1-Day BZDIOVER, 0.40%	At Termination	12.57%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	27,941	(31,621)	—	(31,621)
1-Day BZDIOVER, 0.40%	At Termination	12.46%	At Termination	BNP Paribas S.A.	N/A	01/02/29	BRL	83,710	(228,128)	—	(228,128)
									$(194,589)	$—	$(194,589)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	394	$28,115	$28,178	$(63)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	327	3,634	3,414	220
							$31,749	$31,592	$157

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/29	A	USD	322	$6,481	$6,742	$(261)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.90%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Goldman Sachs International	N/A	12/20/24	USD	7,122	$119,955	$(42,329)	$162,284
1-Day SOFR plus 0.40%, 4.90%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/20/24	USD	3,210	(64,867)	—	(64,867)
									$55,088	$(42,329)	$97,417
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,095,307,303	$13,000,000	$1,108,307,303
Collateralized Mortgage Obligations	—	1,151,378,868	—	1,151,378,868
Convertible Bonds	25,440,213	178,296	—	25,618,509
Corporate Bonds & Notes	—	2,554,219,678	1,830,026	2,556,049,704
Floating Rate Loan Interests	—	178,254,583	—	178,254,583
Foreign Government Obligations	—	292,831,008	—	292,831,008
Municipal Debt Obligations	—	2,622,592	—	2,622,592
U.S. Government Agency Obligations	—	597,701,304	—	597,701,304
U.S. Treasury Obligations	—	72,788	—	72,788
Investment Companies	191,108,711	—	—	191,108,711
Preferred Stocks	—	660,879	—	660,879
Short-Term Securities
Money Market Funds	963,989,615	—	—	963,989,615
Options Purchased
Equity Contracts	—	78,302	—	78,302
Liabilities
Investments
TBA Sales Commitments	—	(27,576,472)	—	(27,576,472)
	$1,180,538,539	$5,845,729,129	$14,830,026	$7,041,097,694

Schedule of Investments (unaudited)
October 31, 2024
iShares® Flexible Income Active ETF
(Formerly BlackRock Flexible Income ETF)

Fair Value Hierarchy as of Period End
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,575	$—	$1,575
Foreign Currency Exchange Contracts	—	50,578,795	—	50,578,795
Interest Rate Contracts	11,578,472	2,389,508	—	13,967,980
Liabilities
Credit Contracts	—	(770)	—	(770)
Equity Contracts	—	(279,123)	—	(279,123)
Foreign Currency Exchange Contracts	—	(3,093,082)	—	(3,093,082)
Interest Rate Contracts	(22,544,829)	(4,498,426)	—	(27,043,255)
	$(10,966,357)	$45,098,477	$—	$34,132,120

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28 Day
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TBA	To-Be-Announced